                                                  Registration Nos. 33-35190
                                                                and 811-6114


   As filed with the Securities and Exchange Commission on December 12, 1996
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
      Post-Effective Amendment No. 14                            /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                                /X/
      Amendment No. 13


                                  ------------

                           AMERICAN PERFORMANCE FUNDS
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
                    ---------------------------------------
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                  800-762-7085
                                  ------------

                          Stephen G. Mintos, Treasurer
                           American Performance Funds
                    3435 Stelzer Road, Columbus, Ohio 43219
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                          COPIES OF COMMUNICATIONS TO:
                          Martin E. Lybecker, Esquire
                                  Ropes & Gray

                   1301 K Street N.W., Washington, D.C. 20005

It is proposed that this filing become effective (check appropriate box)


          [ ] Immediately upon filing pursuant to paragraph (b)
          [X] On December 16, 1996 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(i)
          [ ] On (date) pursuant to paragraph (a)(i)
          [ ] 75 days after filing pursuant to paragraph (a)(ii)
          [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-------------

     *Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section(a)(l)) of Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1996 was filed on October 29, 1996.


                              CROSS REFERENCE SHEET
                              ---------------------

             PROSPECTUS FOR AMERICAN PERFORMANCE MONEY MARKET FUNDS
             ------------------------------------------------------

Form N-1A Part A Item                           Prospectus Caption
---------------------                           ------------------
1.      Cover Page                              Cover Page

2.      Synopsis                                Fee Table

3.      Financial Highlights                    Financial Highlights;
                                                General Information - Performance
                                                Information

4.      General Description                     Cover Page;
        of Registrant                           Investment Objective; Investment
                                                Policies; Investment Restrictions;
                                                General Information - Description of
                                                the Funds and their Shares

5.      Management of the Fund                  Management of the Money Market
                                                Funds

6.      Capital Stock and                       How to Purchase
        Other Securities                        Shares; How to Redeem Shares;
                                                Sales Charges; Dividends; Federal
                                                Income Taxes; General Information -
                                                Description of the Funds and Their
                                                Shares; General Information-
                                                Miscellaneous

7.      Purchase of Securities                  Valuation of Shares; How
        Being Offered                           to Purchase Shares

8.      Redemption or Repurchase                How to Redeem Shares

9.      Pending Legal Proceedings               Inapplicable

American                                          For performance, purchase, and
Performance                                       redemption information, call
MONEY MARKET                                      (800) 762-7085
Funds                                             3435 Stelzer Road
Two Stable Net Asset Value                        Columbus, Ohio 43219
Investment Portfolios of
American Performance Funds

--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

     The American Performance Money Market Funds (the "Money Market Funds") are two stable net asset value portfolios of the AMERICAN PERFORMANCE FUNDS (the "Funds"), a diversified open-end management investment company which currently consists of nine separately managed portfolios. All securities or instruments in which the Money Market Funds invest have remaining maturities of 397 days or less, although obligations subject to repurchase agreements and certain variable and floating rate instruments may bear longer maturities. Each Money Market Fund seeks current income with liquidity and stability of principal.

     AMERICAN PERFORMANCE U.S. TREASURY FUND (the "U.S. Treasury Fund") invests exclusively in U.S. Treasury bills, notes, and other obligations backed by the full faith and credit of the U.S. Government, some of which may be subject to repurchase agreements.

     AMERICAN PERFORMANCE CASH MANAGEMENT FUND (the "Cash Management Fund") invests in U.S. dollar-denominated, high quality, short-term debt and other short-term obligations of high quality.
                                                   (Continued on following page)
--------------------------------------------------------------------------------
AN INVESTMENT IN THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------
THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BANCOKLAHOMA TRUST COMPANY OR ANY OF ITS AFFILIATES. THE FUNDS' SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR BY ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SUCH STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

The date of this Prospectus is December 16, 1996.



prospectus

(Continued from previous page)

     BancOklahoma Trust Company, Tulsa, Oklahoma ("BOTC") serves as investment adviser ("Investment Adviser") to the Money Market Funds. AMR Investment Services, Inc. ("AMR") serves as investment sub-adviser ("Sub-Adviser") to the Cash Management Fund. BISYS Fund Services, Columbus, Ohio ("BISYS") acts as the Administrator and Distributor to the Money Market Funds.

     This Prospectus relates only to the Money Market Funds. The Funds also include four bond portfolios to which BOTC serves as Investment Adviser: the American Performance Bond Fund, the American Performance Intermediate Bond Fund, and the American Performance Short-Term Income Fund, each of which seeks current income, and the American Performance Intermediate Tax-Free Bond Fund, which seeks current income exempt from Federal taxation, through investing in diversified portfolios of bonds and other fixed income securities (collectively, the "American Performance Bond Investment Funds"). The Funds also include three equity portfolios to which BOTC serves as Investment Adviser: the American Performance Equity Fund and the American Performance Aggressive Growth Fund, each of which seeks growth of capital and, secondarily, income through investing primarily in common stocks and securities convertible into common stocks, and the American Performance Balanced Fund, which seeks current income and, secondarily, long-term capital growth by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds (collectively, the "American Performance Equity Investment Funds"). Persons who wish to obtain a copy of the Prospectus for the American Performance Bond Investment Funds or the American Performance Equity Investment Funds may contact the Funds at the telephone number shown on the previous page.

     ADDITIONAL INFORMATION ABOUT THE FUNDS, CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION BEARING THE SAME DATE AS THIS PROSPECTUS, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THIS PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION CAN BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUNDS OR BY CALLING THE FUNDS AT THE ADDRESS AND TELEPHONE NUMBER SHOWN ON THE PREVIOUS PAGE.

     Please read this Prospectus before investing. It sets forth the information about the Money Market Funds that a prospective investor should know before investing. Investors should retain this Prospectus for future reference.
TABLE OF CONTENTS


                                                                               PAGE
                                                                               ----
Fee Table...................................................................     3
Financial Highlights........................................................     5
Investment Objective........................................................     6
Investment Policies and Special Considerations..............................     7
Other Investment Techniques of the Money Market Funds.......................     9
Investment Restrictions.....................................................    12
Valuation of Shares.........................................................    13
How to Purchase Shares......................................................    14
Sales Charges...............................................................    16
Exchange Privilege..........................................................    16
How to Redeem Shares........................................................    17
Dividends...................................................................    19
Federal Income Taxes........................................................    19
Distribution................................................................    20
Management of the Money Market Funds........................................    21
General Information.........................................................    25


prospectus

FEE TABLE


                                                                         U.S. TREASURY     CASH MANAGEMENT
                                                                              FUND               FUND
                                                                         --------------    ----------------
SHAREHOLDER TRANSACTION EXPENSES(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)..............................................................            0%                 0%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
  offering price).....................................................            0%                 0%
Deferred Sales Load (as a percentage of original purchase price or
  redemption proceeds, if applicable).................................            0%                 0%
Redemption Fees(2) (as a percentage of amount redeemed, if
  applicable).........................................................            0%                 0%
Exchange Fees.........................................................       $    0             $    0
ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------
  Management Fees.....................................................         0.40%              0.40%
  12b-1 Fees(3) (after voluntary fee reductions)......................            0%                 0%
  Other Expenses......................................................         0.34%              0.31%
Total Fund Operating Expenses(4) (after voluntary fee reductions).....         0.74%              0.71%
EXAMPLE:
------------------------------------------------------------------------------------------------------
  You would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                         U.S. TREASURY     CASH MANAGEMENT
                                                                              FUND               FUND
                                                                         --------------    ----------------
1 Year................................................................        $  8               $  7
3 Years...............................................................        $ 24               $ 23
5 Years...............................................................        $ 41               $ 40
10 Years..............................................................        $ 92               $ 88



     The purpose of the above table is to assist a potential purchaser of Shares of the U.S. Treasury Fund and the Cash Management Fund in understanding the various costs and expenses that an investor in the U.S. Treasury Fund and the Cash Management Fund, respectively, will bear directly or indirectly. The examples reflect voluntary reductions of distribution fees pursuant to the agreement described in note 3. Although the Distributor currently has agreed to these voluntary reductions, it may cease to provide these reductions, which would have the effect of increasing the expenses set forth above in the examples. Such expenses do not include any fees charged by BOTC or any of its affiliates to its customers' account which may have invested in Shares of a Fund. See "MANAGEMENT OF THE MONEY MARKET FUNDS" and "DISTRIBUTION" for a more complete discussion of the transaction expenses and annual operating expenses of a holder of Shares ("Shareholder") of the U.S. Treasury Fund and the Cash Management Fund.


     THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
------------

(1) Participating Organizations (as defined in "DISTRIBUTION") may charge a Customer (as defined in "DISTRIBUTION") account fees for automatic investment and other investment and trust services provided in connection with investment in the Funds. (See "HOW TO PURCHASE SHARES.")


                                                                      prospectus

(2) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a Shareholder. The current charge, which is subject to change upon notice to Shareholders, is $15.00. (See "HOW TO REDEEM SHARES--By Telephone.")

(3) In order to reduce operating expenses, BISYS has currently established its distribution fees at the above amount pursuant to an agreement with the Funds. The maximum amount of the distribution fees, if charged, would be .25% of the average daily net assets for the U.S. Treasury Fund and the Cash Management Fund, respectively.


(4) Absent voluntary reduction of fees by BISYS, the Total Fund Operating Expenses for the U.S. Treasury Fund and the Cash Management Fund would be 0.99% and .96%, respectively, of each Fund's average daily net assets.


prospectus

FINANCIAL HIGHLIGHTS

The American Performance Funds were organized as a Massachusetts business trust and began active operations in August of 1990. The Funds currently consist of nine series of units of beneficial interest ("Shares"). Two such series represent interests in the U.S. Treasury Fund and the Cash Management Fund.


The Tables below set forth certain financial highlights for the U.S. Treasury Fund and the Cash Management Fund for the periods indicated, which have been audited by KPMG Peat Marwick LLP, independent public accountants for the Funds, whose report thereon, insofar as it relates to each of the years or persons in the five-year period ended August 31, 1996, is included in the Statement of Additional Information, which a shareholder may obtain by calling the Funds.



                                                        CASH MANAGEMENT FUND
                           ------------------------------------------------------------------------------
                                                                                         SEPTEMBER 21,
                                            YEAR ENDED AUGUST 31,                           1990 TO
                           --------------------------------------------------------        AUGUST 31,
                             1996        1995        1994        1993        1992           1991(a)
                           --------    --------    --------    --------    --------    ------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000         $  1.000
                           --------    --------    --------    --------    --------         --------
INVESTMENT ACTIVITIES
    Net investment
      income............      0.050       0.052       0.030       0.028       0.042            0.063
                           --------    --------    --------    --------    --------         --------
DISTRIBUTIONS
    Net investment
      income............     (0.050)     (0.052)     (0.030)     (0.028)     (0.042)          (0.063)
                           --------    --------    --------    --------    --------         --------
NET ASSET VALUE, END OF
  PERIOD................   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000         $  1.000
                           =========   =========   =========   =========   =========   ===============
Total Return............       5.14%       5.30%       3.08%       2.87%       4.38%            6.55%(c)
RATIOS/SUPPLEMENTAL
  DATA:
    Net Assets at end of
      period (000)......   $375,797    $194,807    $195,490    $167,269    $152,652         $ 95,962
    Ratio of expenses to
      average net
      assets............       0.71%       0.74%       0.78%       0.78%       0.79%            0.76%(b)
    Ratio of net
      investment income
      to average net
      assets............       5.01%       5.18%       3.05%       2.80%       4.14%            6.75%(b)
    Ratio of expenses to
      average net
      assets*...........       0.96%       0.99%       0.98%       0.98%       1.03%            1.01%(b)
    Ratio of net
      investment income
      to average net
      assets*...........       4.76%       4.94%       2.85%       2.60%       3.91%            6.50%(b)


------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.


                                                                      prospectus

                                                                   U.S. TREASURY FUND
                                     ------------------------------------------------------------------------------
                                                                                                    SEPTEMBER 5,
                                                      YEAR ENDED AUGUST 31,                           1990 TO
                                     --------------------------------------------------------        AUGUST 31,
                                       1996        1995        1994        1993        1992           1991(a)
                                     --------    --------    --------    --------    --------    ------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000         $  1.000
                                     --------    --------    --------    --------    --------          -------
INVESTMENT ACTIVITIES
    Net investment income.........      0.047       0.048       0.028       0.025       0.038            0.061
                                     --------    --------    --------    --------    --------          -------
DISTRIBUTIONS
    Net investment income.........     (0.047)     (0.048)     (0.028)     (0.025)     (0.038)          (0.061)
                                     --------    --------    --------    --------    --------          -------
NET ASSET VALUE, END OF PERIOD....   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000         $  1.000
                                     ========    ========    ========    ========    ========    ==============
Total Return......................       4.85%       4.95%       2.87%       2.57%       3.91%            6.28%(c)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets at end of period
      (000).......................   $217,406    $187,007    $165,353    $169,428    $136,637         $ 95,585
    Ratio of expenses to average
      net assets..................       0.74%       0.75%       0.81%       0.81%       0.81%            0.78%(b)
    Ratio of net investment income
      to average net assets.......       4.74%       4.88%       2.81%       2.51%       3.65%            6.10%(b)
    Ratio of expenses to average
      net assets*.................       0.99%       1.00%       1.01%       1.01%       1.04%            1.03%(b)
    Ratio of net investment income
      to average net assets*......       4.49%       4.63%       2.61%       2.31%       3.41%            5.85%(b)


------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.


INVESTMENT OBJECTIVE

U.S. TREASURY FUND
The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. Government, some of which may be subject to repurchase agreements.

CASH MANAGEMENT FUND
The investment objective of the Cash Management Fund is to seek current income with liquidity and stability of principal by investing in money market instruments which are considered by the Board of Trustees to present minimal credit risks.

BOTH MONEY MARKET FUNDS
All securities or instruments in which either of the Money Market Funds invests are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which either of the Money Market Funds invests will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and prospectus
certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Money Market Funds will not exceed 90 days. Obligations purchased by the Money Market Funds are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks. See the Statement of Additional Information for an explanation of the amortized cost valuation method.

Although the U.S. Treasury Fund and the Cash Management Fund have similar investment objectives, their particular portfolio securities and yields will differ due to differences in the types of permitted investments, cash flow, and the availability of particular portfolio investments. The investment objective with respect to each of the Money Market Funds is fundamental and may not be changed without a vote of the holders of a majority of the outstanding Shares (as defined in "GENERAL INFORMATION-- Miscellaneous") of the respective Fund. There can be, of course, no assurance that either of the Money Market Funds will achieve its investment objective.

Additionally, the Money Market Funds may engage in certain investment techniques which may subject the Funds to certain risks (see "INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS--Both Money Market Funds").

INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS

U.S. TREASURY FUND
The U.S. Treasury Fund will invest exclusively in obligations backed by the full faith and credit of the U.S. Government and at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations, some of which may be subject to repurchase agreements. Such obligations may include "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Obligations purchased by the U.S. Treasury Fund may be subject to repurchase agreements.

CASH MANAGEMENT FUND
The Fund may invest in (1) obligations of the U.S. Government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations; and (3) domestic, Yankeedollar and Eurodollar certificates of deposit, time deposits, bankers' acceptances, commercial paper, bearer deposit notes and promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Services, Inc.); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Statement of Additional Information for definitions of the foregoing instruments and rating systems.

                                                                      prospectus

The Fund will concentrate its investments in obligations issued by the banking industry. Concentration in this context means the investment of more than 25% of the Fund's assets in such investments. However, for temporary defensive purposes during periods when the Investment Adviser believes that maintaining this concentration may be inconsistent with the best interest of Shareholders, the Fund will not maintain this concentration. Concentration in obligations issued by commercial banks and bank holding companies will involve a greater exposure to economic, business, political, or regulatory changes that are generally adverse to banks and bank holding companies. Such changes could include significant changes in interest rates, general declines in bank asset quality, including real estate loans, and the imposition of costly or otherwise burdensome government regulations or restrictions. The Fund will not purchase securities issued by BOTC or any of its affiliates.

Investments in Eurodollar and Yankeedollar obligations involve additional risks not present with domestic securities. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions might adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

Obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Cash Management Fund may invest can vary significantly in terms of the credit risk involved. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Cash Management Fund will invest in the obligations of such agencies or instrumentalities only when the Investment Adviser deems the credit risk with respect thereto to be minimal.

Investments in loan participation interests are generally not traded in a secondary market and are regarded by the Funds as illiquid; the Cash Management Fund intends to limit investments in loan participation interests to 5% of its total assets.

Variable amount master demand notes in which the Cash Management Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Cash Management Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Cash Management Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable amount master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be prospectus
considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Cash Management Fund will invest in variable amount master demand notes only where such notes are determined by its Investment Adviser pursuant to guidelines established by the Funds' Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Cash Management Fund. The Investment Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

The Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations. See the Statement of Additional Information for more information regarding puts.

OTHER INVESTMENT TECHNIQUES OF THE MONEY MARKET FUNDS

MORTGAGE-RELATED SECURITIES
The Money Market Funds may purchase mortgage-related securities representing pools of mortgage loans assembled for sale to investors. The U.S. Treasury Fund will invest only in mortgage-related securities backed by the full faith and credit of the U.S. Government. The Cash Management Fund may also invest in such instruments and, in addition, may invest in mortgage-backed securities issued and/or guaranteed only by U.S. Government agencies or instrumentalities, or by private issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party, or otherwise similarly secured, the market value of the security, which may fluctuate is not so secured. If a Money Market Fund purchases a mortgage-related security at a premium, that premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates, the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund holding the security. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Money Market Fund holding a mortgage-related security will receive when these amounts are reinvested. The Cash Management Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For further discussion concerning the investment considerations involved, see "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Fund Instruments--Mortgage-Related Securities" in the Statement of Additional Information.

                                                                      prospectus

REPURCHASE AGREEMENTS
Securities held by a Money Market Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Money Market Fund would acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or registered broker-dealers which the Investment Adviser deems creditworthy under guidelines approved by the Funds' Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Investment Adviser possessing investment authority will monitor the collateral's value to ensure that it equals or exceeds the repurchase price. In addition, securities subject to repurchase agreements will be held in a segregated account by the Custodian or a Sub-Custodian of the Fund. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. See the Statement of Additional Information for more information regarding this investment practice.

WHEN-ISSUED SECURITIES
The Money Market Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Money Market Fund will generally not pay for such securities or start earning interest on them until they are received. When a Money Market Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Money Market Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets, a Money Market Fund's liquidity and the ability of the Investment Adviser to manage it might be severely affected. No Money Market Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

REVERSE REPURCHASE AGREEMENTS
The Money Market Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Money Market Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. At the time a Money Market Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Money Market

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                                       10

Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

SECURITIES LENDING

In order to generate additional income, a Money Market Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Funds will enter into loan agreements only with broker-dealers, banks, or institutions that BOTC has determined are creditworthy under guidelines established by the Funds' Board of Trustees. The Money Market Funds intend to limit their securities lending to 5% of their respective total assets. See the Statement of Additional Information for more information on these investment activities.


PRIVATE PLACEMENT INVESTMENTS
The Money Market Funds may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act"), and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Money Market Funds will not invest more than 10% of their respective assets in Section 4(2) paper and illiquid securities unless the Investment Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by such Money Market Fund in excess of this level is at all times liquid.

Because it is not possible to predict with assurance exactly how this market for
Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Investment Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Money Market Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing the Money Market Funds' liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

ASSET-BACKED SECURITIES
The Cash Management Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The Cash Management Fund will only purchase an asset-backed security if it prospectus
is rated within the three highest ratings categories assigned by a NRSRO (e.g., at least "A" by S&P or Moody's). Asset-backed securities are generally considered to be illiquid.

INVESTMENT RESTRICTIONS

The U.S. Treasury Fund and the Cash Management Fund are subject to a number of fundamental investment restrictions that may be changed with respect to a particular Money Market Fund only by a vote of a majority of the outstanding Shares of such Money Market Fund (see "GENERAL INFORMATION--Miscellaneous").

U.S. TREASURY FUND
The U.S. Treasury Fund may not purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. Government, some of which may be subject to repurchase agreements.

BOTH MONEY MARKET FUNDS
The U.S. Treasury Fund and the Cash Management Fund may not:


1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and, with respect to the Cash Management Fund, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, with respect to 75% of its portfolio, more than 5% of the value of each Fund's total assets would be invested in such issuer.*


2. Purchase any securities which would cause more than 25% of the value of each Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, obligations issued by commercial banks and bank holding companies, repurchase agreements secured by bank instruments or obligations of the U.S. Government or its agencies or instrumentalities and obligations issued by commercial banks and bank holding companies primarily engaged in the banking industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

3. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets,

---------------


* In addition, although not a fundamental investment restriction (and therefore subject to change without Shareholder vote), to the extent required by rules of the Securities and Exchange Commission the U.S. Treasury Fund and the Cash Management Fund each generally apply the above restriction with respect to 100% of their portfolios.


prospectus
   except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. Neither Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.

4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

5. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

6. Invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets.

CASH MANAGEMENT FUND
The Cash Management Fund may not write or sell puts, calls, straddles, spreads or combinations thereof except that the Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations. The Cash Management Fund will not:

(1) Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Cash Management Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Cash Management Fund will look for payment of the exercise price;

(2) Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Cash Management Fund's assets.

VALUATION OF SHARES


The net asset values of the Funds are determined and their Shares are priced as of 12:00 noon Eastern Time and as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and the Federal Reserve Bank of Kansas City is open, except days on which there are not sufficient changes in the value of a Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE or the Federal Reserve Bank of Kansas City is closed on the following holidays: New Year's Day, Martin prospectus

Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of a Money Market Fund's assets, less its liabilities, by the number of such Money Market Fund's outstanding Shares.

The assets in each Money Market Fund are valued based upon the amortized cost method. Pursuant to the rules and regulations of the Securities and Exchange Commission regarding the use of the amortized cost method, each Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and no security will have a remaining maturity in excess of 397 days, although obligations subject to repurchase agreements and certain variable and floating rate instruments may bear longer maturities.

Although each of the Money Market Funds seeks to maintain the net asset value per Share at $1.00, there can be no assurance that this net asset value will be maintained.

HOW TO PURCHASE SHARES


Shares of the Money Market Funds ("Shares") are sold on a continuous basis and may be purchased directly from the Funds' Distributor, BISYS, either by mail, by telephone, or by electronic transfer. Shares may also be purchased through a bank or broker-dealer who has established a dealer agreement with the Distributor. Except as described in "Auto Invest Plan" below, the minimum initial purchase is $1,000, and the minimum for subsequent purchases is $100. These minimums may be waived if purchases are made in connection with Individual Retirement Accounts ("IRAs"), Keoghs, qualified pension plans or other employer plans. For information on IRAs, Keoghs or similar plans, contact BOTC at (918) 588-6586.



Shares of each Money Market Fund are purchased at the net asset value per Share of each such Money Market Fund (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares in good form. An order accepted after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the first Valuation Time on the next Business Day. An order to purchase Shares will be deemed to have been received and accepted by the Distributor only when federal funds with respect thereto are available to the Funds' Custodian for investment. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Funds' Custodian, if received prior to 12:00 noon Eastern time. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Funds strongly recommend that investors of substantial amounts use federal funds to purchase Shares.


BY MAIL
Investors may make an initial purchase of Shares of the Money Market Funds by completing and signing an Account Registration form and mailing it, along with a check (or other negotiable bank instrument or money order) for at least $1,000, payable to the appropriate Money Market Fund, in care of the Funds' Custodian at Bank of Oklahoma, N.A., Attention: American Performance Funds, Department 12, Tulsa,

prospectus

Oklahoma 74182. Subsequent purchases of Shares may be made at any time by mailing a check (or other negotiable bank draft or money order) for at least $100 to the above address.

Account Registration forms can be obtained by calling the Funds at (800)
762-7085.

BY TELEPHONE OR ELECTRONIC TRANSFER

If an investor's Account Registration form has been previously received by the Distributor, investors may also purchase Shares of either of the Money Market Funds by telephone or by electronic transfer to the Funds' Custodian. To place an order by telephone, call the Funds toll-free at (800) 762-7085. Payment for Shares ordered by telephone may be made by check and must be received by the Funds' Custodian within the settlement requirements defined under the Securities Exchange Act of 1934. Shares of the Funds ordered by telephone will be purchased for the Shareholder's account when the order has been received and federal funds with respect thereto are available to the Funds' Custodian for investment. Any questions regarding current settlement requirements or electronic payment instructions can be directed to the Funds at (800) 762-7085.


AUTO INVEST PLAN

The Funds offer an Auto Invest Plan which enables Shareholders of the Funds to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts. With Shareholder authorization, the Transfer Agent deducts the amount specified from the Shareholder's bank account which is then automatically invested in Shares at net asset value. The required minimum initial investments when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in the Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration form which can be acquired by calling (800) 762-7085. To change the Auto Invest instructions, a Shareholder must submit a written request to the Distributor. A Shareholder may discontinue the feature by submitting a written request to or by calling the Funds.


FUND DIRECT INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
A Fund Direct IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

All IRA distribution requests must be made in writing to the Funds. Any additional deposits to an IRA must distinguish the type and year of the contribution. For more information on an IRA call the Funds at (800) 762-7085. Shareholders are advised to consult a tax adviser on IRA contributions and withdrawal requirements and restrictions.

OTHER INFORMATION REGARDING PURCHASES

Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by prospectus

Participating Organizations under the Funds' Distribution Plan (see "DISTRIBUTION"). Shares of the Funds sold to a Participating Organization acting on behalf of Customers will normally be held of record by the Participating Organization, and it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof to the Custodian on a timely basis. Beneficial ownership of Shares of the Funds will be reflected in the account statements provided to customers by Participating Organizations.

Depending upon the terms of a particular Customer account, Participating Organizations may charge a Customer account fees for services provided in connection with investment in any Money Market Fund. Information concerning these services and any charges can be obtained from the Participating Organization. This Prospectus should be read in conjunction with any such information so received.


In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next day.


Each Money Market Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party checks.

Every Shareholder will receive a confirmation of each new transaction in the Shareholder's account, which will also show the total number of Shares of such Fund owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Shareholders may rely on these confirmations in lieu of certificates. No certificates representing Shares of any Fund will be issued.

SALES CHARGES

There is no sales charge imposed by the Funds in connection with the purchase of Shares of the Money Market Funds. Sales charges apply to purchases of the seven other Funds of the American Performance Funds.

EXCHANGE PRIVILEGE

Shareholders may exchange Shares of the Money Market Funds for Shares of any other Funds of the American Performance Funds so long as they maintain the respective minimum account balance in each such Fund in which they own Shares. Exchanges made from the Money Market Funds to the American Performance Bond Investment Funds and the American Performance Equity Investment Funds will be subject to the applicable sales charge upon the exchange, up to a maximum of 4%. Exchanges made from either Money Market Fund into the other Money Market Fund will be accomplished on the basis of current net asset value. An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. The exchange privilege may only be prospectus
exercised in states where the exchange may legally be made. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to Shareholders.

A Shareholder wishing to exchange his or her Shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Distributor. Any Shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

HOW TO REDEEM SHARES

Shares may ordinarily be redeemed by mail or by telephone. Shareholders may redeem their Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES.") However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account held at a Participating Organization.

BY MAIL

Shares may be redeemed by mail by sending a written request to the Distributor in care of the Funds' Custodian at Bank of Oklahoma, N.A., Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. The Distributor may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Distributor reserves the right to reject any signature guarantee if (i) it has reason to believe that the signature is not genuine, (ii) it has reason to believe that the transaction would otherwise be improper, or (iii) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirements will be waived if all of the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed or sent electronically to a commercial bank account previously designated on the Account Registration form or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE
Shares may be redeemed by telephone if the Account Registration form reflects that the Shareholder has that capability. The Shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a commercial bank account previously designated on the Account Registration form. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Electronic payment requests may be made by the Shareholder by calling the Funds at (800) 762-7085. The Transfer Agent may reduce the amount of a wire redemption payment by the Custodian's then-current wire redemption charge (presently $15.00). Neither the Distributor, the Investment Adviser, the Sub-Adviser nor the Funds will be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide prospectus
reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Distributor at the address listed above under "HOW TO REDEEM SHARES-- By Mail." The telephone redemption option will be suspended for a period of 10 days following a telephonic address change.


SYSTEMATIC WITHDRAWAL PLAN
The Systematic Withdrawal Plan enables Shareholders of the Fund to make regular monthly or quarterly redemptions of Shares if their account has at least $10,000. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $100. To participate in the Systematic Withdrawal Plan, Shareholders should call (800) 762-7085 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. To change the Systematic Withdrawal instructions, a Shareholder must submit a written request to the Distributor. A Shareholder may discontinue the feature by submitting a written request to or by calling the Funds.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per Share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the settlement requirements defined in the Securities Exchange Act of 1934, after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, requests from Shareholders for payments upon redemption of Shares received by the Distributor before 12:00 noon (Eastern Time), will be honored on that Business Day or, if received after 12:00 noon (Eastern Time), on the following Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


At various times a Money Market Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for up to 15 days until payment has been collected for the purchase of such Shares. The Money Market Funds intend to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in readily marketable portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high cost of handling small investments, each Money Market Fund reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in any Money Market Fund has a value of less than $500. Before any Money Market Fund exercises its right to redeem such Shares and prospectus
to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least $500.

See the Funds' Statement of Additional Information--"ADDITIONAL PURCHASE AND REDEMPTION INFORMATION"--for examples of when the right of redemption may be suspended.

DIVIDENDS


The net investment income of each Money Market Fund is declared daily and paid monthly as a dividend to the respective Shareholders of each such Fund. Net capital gain income (if any) is distributed at least once a year. Shares in the Money Market Funds purchased before 12:00 noon (Eastern Time) begin earning dividends on the same Business Day. All Shares continue to earn dividends through the day before their redemption. A Shareholder will automatically receive all dividends from a Fund in additional full and fractional Shares of such Fund at the net asset value as of the ex-dividend date, unless the Shareholder elects to receive dividends in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his Shares in a Money Market Fund. Such election, or any revocation thereof, must be made in writing to the Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends paid after its receipt by the Distributor.



Shareholders may elect to have all income, dividends, and capital gains distributions paid by check or reinvested in the Fund. If you elect to receive distributions paid by check and the check (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your payment election will be changed automatically and your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable check that remains uncashed for six months will be canceled and reinvested in the Fund at the per share net asset value determined as of the date of cancellation.


FEDERAL INCOME TAXES

Each of the Money Market Funds is treated as a separate entity for federal income tax purposes, each intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and each intends to distribute on a current basis all of its net investment income and net capital gains if any so that it is not required to pay federal income taxes on amounts so distributed to Shareholders. In general, distributions, whether paid in cash or additional shares, are taxable to Shareholders as ordinary income. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

The Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gain dividends" as described in the Code.

Dividends attributable to interest earned on obligations of the U.S. Government may not be exempt from state taxes even though the interest, if earned directly by the Shareholders, would be. Shareholders prospectus
should consult their tax advisers for further information concerning state and local taxes, which may differ from federal income tax rules.

Additional information regarding federal taxes is contained in the Statement of Additional Information under "INVESTMENT OBJECTIVES AND POLICIES--Additional Tax Information Concerning All The Funds." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Funds and their Shareholders. In addition, the foregoing discussion and the federal tax information in the Statement of Additional Information are based on tax laws and regulations which are in effect as of the date of this Prospectus; these laws and regulations may subsequently change. Potential investors in a Money Market Fund are urged to consult their tax advisers with special reference to their own tax situation.

DISTRIBUTION


Shares of the Money Market Funds are sold on a continuous basis by the Distributor for the Funds, BISYS Fund Services (the "Distributor"). Under the Funds' Distribution and Shareholder Services Plan (the "Distribution Plan"), the Money Market Funds will pay a monthly distribution fee (also referred to as a 12b-1 fee) to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and the Distributor, or (2) twenty-five one-hundredths of one percent (.25%) of the average daily net assets of each of the Money Market Funds. The Distributor may use the distribution fee to provide distribution assistance with respect to the Money Market Funds' Shares or to provide Shareholder services to the holders of the Money Market Funds' Shares ("Customers") purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Distribution Plan.


The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the contractual agreement entered into under the Distribution Plan.

The Glass-Steagall Act and other applicable laws generally prohibit banks from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, banks acting as Participating Organizations may provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Funds to alter or discontinue their arrangements with banks that act as Participating Organizations, or change their method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect their net asset value per share or result in financial loss to any customer. See the Statement of Additional Information for further information regarding the Distribution Plan.

prospectus

MANAGEMENT OF THE MONEY MARKET FUNDS

TRUSTEES OF THE FUNDS

Overall responsibility for management of the Money Market Funds rests with the Board of Trustees of the Funds, who are elected by the Shareholders of the Funds. The Funds will be managed by the Board of Trustees in accordance with the laws of The Commonwealth of Massachusetts governing business trusts. There are currently four Trustees, three of whom are not "interested persons" of the Funds within the meaning of that term under the 1940 Act. The Board of Trustees, in turn, elects the officers of the Funds to supervise actively the Funds' day-to-day operations.


The Trustees of the Funds, their addresses, and principal occupations during the past five years are as follows:


                               POSITION(S) HELD                        PRINCIPAL OCCUPATION
    NAME AND ADDRESS            WITH THE FUNDS                        DURING PAST FIVE YEARS
-------------------------   ----------------------   ---------------------------------------------------------
Walter B. Grimm*             Chairman and Trustee    From June, 1992 to present, employee of BISYS Fund
3435 Stelzer Road                                      Services; From 1987 to June, 1992, President of Leigh
Columbus, Ohio 43219                                   Consulting/Investments (investment firm).

Michael J. Hall                    Trustee           From December, 1995 to present, Vice President and Chief
7130 South Lewis, Suite                                Financial Officer, Worldwide Sports & Recreation, Inc.;
850                                                    from January, 1994 to present, Vice President and Chief
Tulsa, Oklahoma 74136                                  Financial Officer, Pexco Holdings, Inc.; from 1991 to
                                                       December, 1993, Senior Vice President, Finance and
                                                       Administration, Chief Financial Officer, Treasurer, and
                                                       Director of Operations, Europe/Africa/Middle East
                                                       Region of T.D. Williamson, Inc. (a heavy equipment
                                                       manufacturer).

Perry A. Wimpey                    Trustee           From January, 1992 to present, Local Financial and
4843 S. 69th East Avenue                               Regulatory Consultant; from June, 1985 to January,
Tulsa, Oklahoma 74145                                  1992, Senior Vice President and Chief Financial
                                                       Officer, ONEOK Inc. (an energy company).

I. Edgar Hendrix                   Trustee           From June 1983 to present, Vice President and Treasurer,
8 East 3rd Street                                      Parker Drilling Co.
Tulsa, Oklahoma 74103

------------
*Indicates an "interested person" of the Funds as defined in the 1940 Act.


The Trustees of the Funds receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Investment Adviser, the Sub-Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from the Funds for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

INVESTMENT ADVISER

U.S. TREASURY FUND
BOTC serves as the Investment Adviser to the U.S. Treasury Fund. BOTC, the largest trust company in the State of Oklahoma, is a subsidiary of Bank of Oklahoma, N.A. ("BOK"), which in turn is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial provides a full array of trust, prospectus
commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit, life, accident, and health insurance on certain loans originated by its subsidiaries.


BOTC maintains offices in Tulsa and Oklahoma City and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOTC has experience in providing investment advisory service to the Funds and experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Funds. BOTC also serves as transfer agent and registrar for corporate securities, paying agent for dividends and interest, and indenture trustee of bond issues. At December 31, 1995, BOTC was responsible for approximately $7.2 billion in assets including approximately $3.2 billion in assets under management and possessed total capital and surplus and undivided profits of over $7.7 million.


Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of the U.S. Treasury Fund, BOTC reviews, supervises, and provides general investment advice regarding the U.S. Treasury Fund's investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of the U.S. Treasury Fund, BOTC makes all final decisions with respect to portfolio securities of the U.S. Treasury Fund, places orders for all purchases and sales of the portfolio securities of the U.S. Treasury Fund, and maintains the U.S. Treasury Fund's records directly relating to such purchases and sales.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds regarding the U.S. Treasury Fund, BOTC receives a fee from the U.S. Treasury Fund, computed daily and paid monthly equaling the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and BOTC, or (2) forty one-hundredths of one percent (.40%) of the Fund's average daily net assets. BOTC and its parent, BOK, also receive fee income from the Funds from several other sources. (See "SALES CHARGES," "DISTRIBUTION," and "GENERAL INFORMATION--Custodian and Transfer Agent.") BOTC may periodically waive all or a portion of its fee with respect to the U.S. Treasury Fund to increase the net income of such Fund available for distribution as dividends. BOTC has currently established its investment advisory fee pertaining to the U.S. Treasury Fund at forty one-hundredths of one percent (.40%) of the U.S. Treasury Fund's average daily net assets pursuant to agreements with the Funds.


For investment advisory services to the U.S. Treasury Fund for the fiscal year ended August 31, 1996, the Funds paid BOTC .40% of the U.S. Treasury Fund's average daily net assets.


CASH MANAGEMENT FUND
BOTC serves as the Investment Adviser to the Cash Management Fund and AMR serves as the Sub-Adviser, pursuant to a sub-investment advisory agreement between BOTC and AMR.

prospectus

Subject to the general supervision of the Funds' Board of Trustees and BOTC, and in accordance with the investment objective and restrictions of the Cash Management Fund, AMR performs the following services: management of the Cash Management Fund, decisions with respect to portfolio securities, placement of orders for all purchases and sales of the portfolio securities of the Cash Management Fund, and maintenance of the Cash Management Fund's records directly relating to such purchases and sales.


AMR is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services. As of September 30, 1996, AMR assets under management (including assets under fiduciary advisory control) totaled approximately $15.3 billion including approximately $5.9 billion under active management and $9.4 billion as named fiduciary or fiduciary adviser. Of the total, approximately $10.8 billion of assets are related to AMR Corporation.


For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Funds regarding the Cash Management Fund, BOTC receives a fee from the Cash Management Fund, computed daily and paid monthly of the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and BOTC, or (2) forty one-hundredths of one percent (.40%) of the Fund's average daily net assets. Of this amount, BOTC pays to AMR a fee, computed daily and paid monthly, at the annual rate of fifteen one-hundredths of one percent (.15%) of the Cash Management Fund's average daily net assets, pursuant to a sub-investment advisory agreement between BOTC and AMR. BOTC may periodically waive all or a portion of its fee with respect to the Cash Management Fund to increase the net income of such Fund available for distribution as dividends.


For investment advisory services to the Cash Management Fund for the fiscal year ended August 31, 1996, the Funds paid BOTC, .40% of the Cash Management Fund's average daily net assets. Of this amount, BOTC paid AMR 0.15% of the Cash Management Fund's average daily net assets.



ADMINISTRATOR AND DISTRIBUTOR

BISYS is the Administrator for each of the Funds and also acts as the Funds' principal underwriter and Distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator generally assists in all aspects of the administration and operation of the Money Market Funds.

For expenses assumed and services provided as Administrator pursuant to its administration agreement with the Funds, BISYS is entitled to receive a fee from each Money Market Fund, computed daily and paid periodically, at the lesser of
(1) such fee as may from time to time be agreed upon in writing by the Funds and the Administrator, and (2) an annual rate of twenty one-hundredths of one percent prospectus

(.20%) of each Money Market Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to a Fund to increase the net income of the Fund available for distribution as dividends.


For administration services to the U.S. Treasury Fund and the Cash Management Fund for the fiscal year ended August 31, 1996, the Funds paid the Administrator
 .20% of the U.S. Treasury Fund's and the Cash Management Fund's average daily net assets.


SUB-ADMINISTRATOR

BOTC serves as the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BOTC. Pursuant to this agreement, BOTC assumed many of the Administrator's duties, for which BOTC receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (.05%) of each Fund's average net assets.


EXPENSES
The Investment Adviser, Sub-Adviser, and the Administrator each bear all expenses in connection with the performance of their services, other than the cost of securities (including brokerage commissions, if any) purchased for the Funds. Each Money Market Fund bears the following expenses relating to its respective operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Funds, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the particular Fund, certain insurance premiums, costs of maintenance of the Funds' existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in each Fund's operation.


The total of all expenses incurred by the Funds for the fiscal year ended August 31, 1996 was .74% of the average net assets of the U.S. Treasury Fund and .71% of the average net assets of the Cash Management Fund, after voluntary fee reductions.


BANKING LAWS
BOTC believes that it may perform the investment advisory services contemplated by its agreement with the Funds and this Prospectus without violating the Glass-Steagall Act. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which BOTC could continue to perform such services for the Funds. See "MANAGEMENT OF THE FUNDS--Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

prospectus

GENERAL INFORMATION

DESCRIPTION OF THE FUNDS AND THEIR SHARES
The Money Market Funds represent two separate series of units of beneficial interest ("Shares") of American Performance Funds, a Massachusetts business trust which was organized in October of 1987 and began active operations in August of 1990. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees.


The Funds believe that as of November 22, 1996, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the shareholders of record of 99.3% of the U.S. Treasury Fund's Shares and 99.8% of the Cash Management Fund's Shares. The Funds believe that as of the same date, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 81.0% of the U.S. Treasury Fund's Shares and 61.3% of the Cash Management Fund's Shares, and as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of the U.S. Treasury Fund and the Cash Management Fund under the 1940 Act.


Shareholders are entitled to one vote for each Share, and a proportionate fractional vote for any fraction of a Share, and will vote in the aggregate and not by series except as otherwise expressly required by law.

Although the Funds are not required to hold annual meetings of Shareholders, Shareholders have the right (1) to call a meeting to elect or remove one or more of the Trustees of the Funds and (2) to be assisted by the Trustees in communicating with other Shareholders of the Funds. Shareholder inquiries should be directed to the Secretary of the Funds, at 3435 Stelzer Road, Columbus, Ohio 43219.

Overall responsibility for the management of the Funds is vested in the Board of Trustees. See "MANAGEMENT OF THE MONEY MARKET FUNDS--Trustees of the Funds." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders in accordance with the provisions of the Declaration of Trust and By-laws of the Funds and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

CUSTODIAN AND TRANSFER AGENT
Bank of Oklahoma, N.A. serves as custodian for the Funds. BISYS Fund Services Ohio, Inc., an affiliate of BISYS, serves as the transfer agent ("Transfer Agent") for the Funds and performs fund accounting.

PERFORMANCE INFORMATION
From time to time each Money Market Fund may present its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Money Market Fund refers to the income generated by an investment in the Money Market Fund over a seven calendar-day period (which period will be stated in the advertisement). This income prospectus
is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Money Market Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Performance information for the Money Market Funds showing their average annual total return and aggregate total return may also be presented in advertisements, sales literature, and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Total return will be calculated for the period since the establishment of the Money Market Funds. Average annual total return is measured by comparing the value of an investment in a Money Market Fund at the beginning of the relevant period and the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is measured similarly to average annual total return, however, the resulting difference is not annualized.

Investors may also judge the performance of other mutual funds with similar investment objectives and other relevant indices. For example, the performance of the Money Market Funds may be compared to the Donoghue's "Money Fund Average", which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas, or to data prepared by Lipper Analytical Services, Inc., as well as to performance data as reported in publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, U.S.A. Today, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Wiesenberger, American Banker, Fortune, Institutional Investor and local newspapers. In addition to yield information, general information about these Funds that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to Shareholders. Additional performance information is contained in the Funds' Annual Report, which is available free of charge by calling the telephone number on the front page of the prospectus.

Yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of any Money Market Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in these Money Market Funds' Shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Participating Organizations to Customer accounts investing in Shares of these Money Market Funds will not be included in yield calculations; such fees, if charged, would reduce the actual yield from that quoted. For further information on performance information, see "PERFORMANCE COMPARISONS" in the Statement of Additional Information.

prospectus

MISCELLANEOUS
Shareholders will receive unaudited mid-year reports describing the investment operations of the Money Market Funds and annual financial statements audited by independent public accountants.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to" a Fund means the consideration received by the Fund upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by the Funds' Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative total net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses with respect to that Fund, and with a share of the general liabilities and expenses of the Fund not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative total net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Fund to particular Funds will be determined by the Board of Trustees of the Funds and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Funds as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the outstanding Shares of the Funds or such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding Shares of the Funds or such Fund.

Inquiries regarding the Funds may be directed in writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 762-7085.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE MONEY MARKET FUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE MONEY MARKET FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                      prospectus

                           AMERICAN PERFORMANCE FUNDS

                               MONEY MARKET FUNDS

                               U.S. TREASURY FUND
                              CASH MANAGEMENT FUND

                               INVESTMENT ADVISER

                           BancOklahoma Trust Company
                             Bank of Oklahoma Tower
                             Tulsa, Oklahoma 74103

                             INVESTMENT SUB-ADVISER
                          (Cash Management Fund only)

                         AMR Investment Services, Inc.
                                P.O. Box 619003
                   Dallas/Ft. Worth Airport, Texas 75261-9003

                           ADMINISTRATOR/DISTRIBUTOR

                              BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                 LEGAL COUNSEL

                                  Ropes & Gray
                              One Franklin Square
                              1301 K Street, N.W.
                                 Suite 800 East
                             Washington, D.C. 20005

                                    AUDITORS

                             KPMG Peat Marwick LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215
                ------------------------------------------------

                               U.S. TREASURY FUND

                              CASH MANAGEMENT FUND
                ------------------------------------------------

                       PROSPECTUS DATED DECEMBER 16, 1996

                       [AMERICAN PERFORMANCE FUNDS LOGO]

                              AMERICAN PERFORMANCE
                                     FUNDS


                              CROSS REFERENCE SHEET
                              ---------------------

                     PROSPECTUS FOR THE AMERICAN PERFORMANCE
                     ---------------------------------------
                             BOND INVESTMENT FUNDS
                             ---------------------

Form N-1A Part A Item                           Prospectus Caption
---------------------                           ------------------
1.      Cover Page                              Cover Page

2.      Synopsis                                Fee Table

3.      Financial Highlights                    Financial Highlights;
                                                General Information - Performance
                                                Information

4.      General Description                     Cover Page;
        of Registrant                           Investment Objective; Investment
                                                Policies; Other Investment Techniques
                                                of the Bond Investment Funds;
                                                Investment Restrictions; General
                                                Information - Description of
                                                the Funds and their Shares

5.      Management of the Fund                  Management of the Bond Investment
                                                Funds

6.      Capital Stock and                       Cover Page; How to Purchase
        Other Securities                        Shares; How to Redeem Shares;
                                                Sales Charges; Dividends; Federal
                                                Income Taxes; General Information -
                                                Description of the Funds and Their
                                                Shares; General Information-
                                                Miscellaneous

7.      Purchase of Securities                  Valuation of Shares; How
        Being Offered                           to Purchase Shares

8.      Redemption or Repurchase                How to Redeem Shares

9.      Pending Legal Proceedings               Inapplicable

American                                                For performance, purchase,
Performance                                             and
BOND INVESTMENT                                         redemption information, call
Funds                                                   (800) 762-7085
Four Variable Net Asset Value                           3435 Stelzer Road
Investment Portfolios of                                Columbus, Ohio 43219
AMERICAN PERFORMANCE FUNDS

--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

     The American Performance Bond Investment Funds (the "Bond Investment Funds") are four variable net asset value portfolios of the AMERICAN PERFORMANCE FUNDS (the "Funds"), a diversified open-end management investment company which currently consists of nine separately managed portfolios. Each of the Bond Investment Funds has a different investment objective, and the net asset value per unit of beneficial interest ("Share") of each Bond Investment Fund may be expected to fluctuate in accordance with the value of each Fund's portfolio investments.

     AMERICAN PERFORMANCE BOND FUND (the "Bond Fund") seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of short, intermediate, and long-term bonds and other fixed income securities. The total return on a portfolio of such fixed income securities consists of a combination of interest income and capital appreciation.

     AMERICAN PERFORMANCE INTERMEDIATE BOND FUND (the "Intermediate Bond Fund") seeks current income consistent with preservation of capital by investing primarily in a diversified portfolio of intermediate term bonds and other fixed income securities.

     AMERICAN PERFORMANCE INTERMEDIATE TAX-FREE BOND FUND (the "Intermediate Tax-Free Bond Fund") seeks current income consistent with preservation of capital that is exempt from federal income taxes by investing primarily in a diversified portfolio of intermediate term tax-free bonds and other tax-free fixed income securities.

     AMERICAN PERFORMANCE SHORT-TERM INCOME FUND (the "Short-Term Income Fund") seeks current income consistent with preservation of capital by investing primarily in a diversified portfolio of short-term bonds and other fixed income securities.
                                                   (Continued on following page)
--------------------------------------------------------------------------------
THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BANCOKLAHOMA TRUST COMPANY OR ANY OF ITS AFFILIATES. THE FUNDS' SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR BY ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


The date of this Prospectus is December 16, 1996.


                                                                      prospectus

(Continued from previous page)

     BancOklahoma Trust Company, Tulsa, Oklahoma ("BOTC") serves as the investment adviser ("Investment Adviser") to each Bond Investment Fund. BISYS Fund Services, Columbus, Ohio, ("BISYS") acts as the Bond Investment Funds' Administrator and Distributor.

     This Prospectus relates only to the Bond Investment Funds. The Funds also include two money market portfolios to which BOTC serves as Investment Adviser: the American Performance Cash Management Fund (for which AMR Investment Services, Inc. ("AMR") serves as Investment Sub-Adviser) and the American Performance U.S. Treasury Fund, each of which seeks current income with liquidity and stability of principal (collectively, the "American Performance Money Market Funds"). The Funds also include three equity portfolios to which BOTC serves as Investment Adviser: the American Performance Equity Fund, and the American Performance Aggressive Growth Fund, each of which seeks growth of capital and, secondarily, income through investing primarily in common stocks and securities convertible into common stocks, and the American Performance Balanced Fund, which seeks current income and, secondarily, long-term capital growth by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds (collectively, the "American Performance Equity Investment Funds"). Persons who wish to obtain a copy of the Prospectus for the American Performance Money Market Funds or the American Performance Equity Investment Funds may contact the Funds at the telephone number shown on the previous page.

ADDITIONAL INFORMATION ABOUT THE FUNDS, CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION BEARING THE SAME DATE AS THIS PROSPECTUS, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THIS PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION CAN BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUNDS OR BY CALLING THE FUNDS AT THE ADDRESS AND TELEPHONE NUMBER SHOWN ON THE PREVIOUS PAGE.

     Please read this Prospectus before investing. It sets forth the information about the Bond Investment Funds that a prospective investor ought to know before investing. Investors should retain this Prospectus for future reference.


TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----

Fee Table................................................................    3
Financial Highlights.....................................................    5
Investment Objectives....................................................    9
Investment Policies and Special Considerations...........................   10
Other Investment Techniques of the Bond Investment Funds.................   15
Investment Restrictions..................................................   18
Valuation of Shares......................................................   19
How to Purchase Shares...................................................   20
Sales Charges............................................................   22
Sales Charge Waivers.....................................................   24
Concurrent Purchases and Right of Accumulation...........................   24
Letter of Intent.........................................................   25
Exchange Privilege.......................................................   25
How to Redeem Shares.....................................................   26
Dividends................................................................   28
Federal Income Taxes.....................................................   28
Distribution.............................................................   30
Management of the Bond Investment Funds..................................   31
General Information......................................................   34


prospectus

FEE TABLE

                                                                                    INTERMEDIATE    SHORT-TERM
                                                                    INTERMEDIATE      TAX-FREE        INCOME
                                                       BOND FUND     BOND FUND       BOND FUND         FUND
                                                       ---------    ------------    ------------    -----------
SHAREHOLDER TRANSACTION EXPENSES(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases(2)
  (as a percentage of offering price)................     4.00%         3.00%           3.00%           2.00%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)................        0%            0%              0%              0%
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, if
  applicable)........................................        0%            0%              0%              0%
Redemption Fees(3) (as a percentage of amount
  redeemed, if applicable)...........................        0%            0%              0%              0%
Exchange Fees........................................    $   0          $  0            $  0           $   0

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------
  Management Fees(4) (after voluntary fee
    reductions)......................................     0.35%         0.35%           0.35%              0%
  12b-1 Fees(5) (after voluntary fee reductions in
    the case of the Intermediate Tax-Free Bond Fund
    and the Short-Term Income Fund)..................     0.25%         0.25%              0%              0%
  Other Expenses(6) (after voluntary fee reductions
    in the case of the Intermediate Tax-Free Bond
    Fund and the Short-Term Income Fund).............     0.36%         0.35%           0.40%           0.41%
                                                           ---           ---             ---             ---
  Total Fund Operating Expenses(7) (after voluntary
    fee reductions)..................................     0.96%         0.95%           0.75%           0.41%
                                                       =========    ==========      ==========      ===========
EXAMPLE:
------------------------------------------------------------------------------------------------------
  You would pay the following expenses on a $1,000
    investment in each of the Funds, assuming (1) 5%
    annual return and (2) redemption at the end of
    each time period:

                                                                                    INTERMEDIATE    SHORT-TERM
                                                                    INTERMEDIATE      TAX-FREE        INCOME
                                                       BOND FUND     BOND FUND       BOND FUND         FUND
                                                       ---------    ------------    ------------    -----------
1 Year...............................................    $  49         $   39          $   37          $  24
3 Years..............................................    $  69         $   59          $   53          $  33
5 Years..............................................    $  91         $   81          $   70          $  43
10 Years.............................................    $ 153         $  143          $  120          $  71


     The purpose of the above table is to assist a potential purchaser of Shares of any of the Bond Investment Funds in understanding the various costs and expenses that an investor in any of the Bond Investment Funds will bear directly or indirectly. The examples reflect voluntary reductions of investment advisory and 12b-1 fees pursuant to the agreements described in notes 4 and 5. Although the Investment Adviser and the Distributor have currently agreed to these voluntary reductions, they may cease to provide these reductions, which would have the effect of increasing the projected expenses set forth above in the examples. Such expenses do not include any fees charged by BOTC or any of its affiliates to its customers' accounts which may have invested in shares of a Fund. See "MANAGEMENT OF THE INVESTMENT BOND FUNDS", "SALES CHARGES", and "DISTRIBUTION" for a more complete discussion of the transaction expenses and annual operating expenses of a holder of Shares ("Shareholder") of the Bond Investment Funds. NASD rules generally limit the amount that a Bond Investment Fund may pay under a Distribution Plan. A Bond Investment Fund would stop accruing payments under the Distribution Plan if, to the extent, and for as long as, such limit would otherwise be prospectus
exceeded. Long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the rules of the National Association of Securities Dealers, Inc.

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
------------
(1) Participating Organizations (as defined in "DISTRIBUTION") may charge a Customer's (as defined in "DISTRIBUTION") account fees for automatic investment and other investment and trust services provided in connection with investment in the Funds. (See "HOW TO PURCHASE SHARES.")


(2)  There may be no sales load imposed upon purchases of shares of the Funds by
     (1) investors who purchase through the Investment Adviser and who have an existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Bond Investment Funds within their trust accounts and purchase additional Shares outside of their trust relationships; and (7) investors within wrap accounts.

(3) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a holder of Shares. The current charge, which is subject to change upon notice to Shareholders, is $15.00. (See "HOW TO REDEEM SHARES--By Telephone.")

(4) In order to reduce operating expenses, the Investment Advisor has currently established the investment advisory fees at the above amount, pursuant to an agreement with the Funds. The maximum amount of the investment advisory fees, if charged, would be .55% of each Fund's average daily net assets for the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund.

(5) In order to reduce operating expenses, the Distributor has currently established the 12b-1 fees at the above amount pursuant to an agreement with the Funds. The maximum amount of the 12b-1 fees, if charged, would be .25% of the average daily net assets of the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund.

(6) The total amount of Other Expenses for the Short-Term Income Fund, absent voluntary fee reductions, would be 0.44% of the Fund's average daily net assets.

(7) Absent voluntary reduction of fees, the Total Fund Operating Expenses for the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund would be 1.16%, 1.15%, 1.20% and 1.24% of each Fund's average daily net assets respectively.


prospectus

FINANCIAL HIGHLIGHTS

     The American Performance Funds (the "Funds") were organized as a Massachusetts business trust and began active operations in August of 1990. The Funds currently consist of nine series of units of beneficial interests ("Shares"). Four such series represent interests in the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund, and Short-Term Income Fund.


     The Tables below set forth certain financial highlights for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund for the periods indicated. The information below has been audited by KPMG Peat Marwick LLP, independent public accountants for the Funds, whose report thereon, insofar as it relates to each of the years or periods in the five-year period ended August 31, 1996, is included in the Statement of Additional Information, which a Shareholder may obtain by calling the Funds.

                                                          BOND FUND
                                     ---------------------------------------------------
                                                                                              SEPTEMBER 28,
                                                    YEAR ENDED AUGUST 31,                        1990 TO
                                     ---------------------------------------------------        AUGUST 31,
                                      1996       1995       1994       1993       1992           1991(A)
                                     -------    -------    -------    -------    -------    ------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $  9.29    $  9.36    $ 11.05    $ 10.99    $ 10.57         $  10.00
                                     -------    -------    -------    -------    -------          -------
INVESTMENT ACTIVITIES
  Net investment income...........      0.57       0.56       0.58       0.70       0.76             0.71
  Net realized and unrealized
    gains (losses) on
    investments...................     (0.30)      0.15      (0.77)      0.50       0.54             0.57
                                     -------    -------    -------    -------    -------          -------
        Total from Investment
          Activities..............      0.27       0.71      (0.19)      1.20       1.30             1.28
                                     -------    -------    -------    -------    -------          -------
DISTRIBUTIONS
  Net investment income...........     (0.57)     (0.56)     (0.58)     (0.70)     (0.76)           (0.71)
  Net realized gains..............        --         --      (0.43)     (0.44)     (0.12)              --
  In excess of net realized
    gains.........................        --      (0.22)     (0.49)        --         --               --
                                     -------    -------    -------    -------    -------          -------
        Total Distributions.......     (0.57)     (0.78)     (1.50)     (1.14)     (0.88)           (0.71)
                                     -------    -------    -------    -------    -------          -------
NET ASSET VALUE, END OF PERIOD....   $  8.99    $  9.29    $  9.36    $ 11.05    $ 10.99         $  10.57
                                     =======    =======    =======    =======    =======    ==============
Total Return (excludes sales
  charge).........................      2.84%      8.21%     (1.92%)    11.76%     12.71%           13.12%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000).........................   $32,807    $37,293    $38,257    $23,554    $42,396         $ 45,911
  Ratio of expenses to average net
    assets........................      0.96%      1.03%      1.05%      1.12%      1.06%            1.07%(b)
  Ratio of net investment income
    to average net assets.........      6.08%      6.18%      5.72%      6.49%      6.96%            7.35%(b)
  Ratio of expenses to average net
    assets*.......................      1.16%      1.23%      1.25%      1.33%      1.30%            1.32%(b)
  Ratio of net investment income
    to average net assets*........      5.88%      5.98%      5.52%      6.28%      6.72%            7.10%(b)
  Portfolio turnover..............     61.02%    185.48%    122.14%     26.27%     60.84%           37.99%


------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.

                                                                      prospectus

                                              INTERMEDIATE BOND FUND
                                ---------------------------------------------------
                                                                                         SEPTEMBER 28,
                                               YEAR ENDED AUGUST 31,                        1990 TO
                                ---------------------------------------------------        AUGUST 31,
                                 1996       1995       1994       1993       1992           1991(A)
                                -------    -------    -------    -------    -------    ------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................   $ 10.26    $ 10.23    $ 11.06    $ 10.89    $ 10.45         $  10.00
                                -------    -------    -------    -------    -------         --------
INVESTMENT ACTIVITIES
  Net investment income......      0.60       0.61       0.61       0.64       0.71             0.66
  Net realized and unrealized
    gains (losses) on
    investments..............     (0.25)      0.06      (0.73)      0.30       0.54             0.45
                                -------    -------    -------    -------    -------         --------
         Total from
           Investment
           Activities........      0.35       0.67      (0.12)      0.94       1.25             1.11
                                -------    -------    -------    -------    -------         --------
DISTRIBUTIONS
  Net investment income......     (0.60)     (0.61)     (0.61)     (0.64)     (0.71)           (0.66)
  Net realized gains.........        --         --      (0.06)     (0.13)     (0.10)              --
  In excess of net realized
    gains....................        --      (0.03)     (0.04)        --         --               --
                                -------    -------    -------    -------    -------         --------
         Total
           Distributions.....     (0.60)     (0.64)     (0.71)     (0.77)     (0.81)           (0.66)
                                -------    -------    -------    -------    -------         --------
NET ASSET VALUE, END OF
  PERIOD.....................   $ 10.01    $ 10.26    $ 10.23    $ 11.06    $ 10.89         $  10.45
                                =======    =======    =======    =======    =======         ========
Total Return (excludes sales
  charge)....................      3.41%      6.81%     (1.14%)     9.04%     12.41%           11.42%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000)....................   $63,088    $74,395    $84,144    $57,085    $47,523         $ 41,894
  Ratio of expenses to
    average net assets.......      0.95%      0.98%      0.98%      1.02%      1.07%            1.10%(b)
  Ratio of net investment
    income to average net
    assets...................      5.84%      6.00%      5.72%      5.95%      6.62%            6.98%(b)
  Ratio of expenses to
    average net assets*......      1.15%      1.18%      1.18%      1.24%      1.31%            1.33%(b)
  Ratio of net investment
    income to average net
    assets*..................      5.64%      5.80%      5.52%      5.74%      6.39%            6.75%(b)
  Portfolio turnover.........    129.97%    154.43%     76.30%     47.79%     60.53%           22.18%


------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.

prospectus

                                                         INTERMEDIATE TAX-FREE BOND FUND
                                           ------------------------------------------------------------
                                                                                             MAY 29,
                                                      YEAR ENDED AUGUST 31,                  1992 TO
                                           --------------------------------------------     AUGUST 31,
                                            1996       1995       1994         1993          1992(A)
                                           -------    -------    -------    -----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $ 10.67    $ 10.42    $ 10.77      $ 10.18        $  10.00
                                           -------    -------    -------      -------        --------
INVESTMENT ACTIVITIES
  Net investment income.................      0.49       0.51       0.54         0.55            0.13
  Net realized and unrealized gains
    (losses) on investments.............     (0.10)      0.25      (0.35)        0.59            0.18
                                           -------    -------    -------      -------        --------
         Total from Investment
           Activities...................      0.39       0.76       0.19         1.14            0.31
                                           -------    -------    -------      -------        --------
DISTRIBUTIONS
  Net investment income.................     (0.49)     (0.51)     (0.54)       (0.55)          (0.13)
                                           -------    -------    -------      -------        --------
         Total Distributions............      0.49      (0.51)     (0.54)       (0.55)          (0.13)
                                           -------    -------    -------      -------        --------
NET ASSET VALUE, END OF PERIOD..........   $ 10.57    $ 10.67    $ 10.42      $ 10.77        $  10.18
                                           =======    =======    =======      =======        ========
Total Return (excludes sales charge)....      3.68%      7.62%      1.76%       11.56%           3.14%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000).....   $31,036    $28,114    $30,097      $17,415        $  7,560
  Ratio of expenses to average net
    assets..............................      0.75%      0.51%      0.25%        0.25%           0.35%(b)
  Ratio of net investment income to
    average net assets..................      4.58%      4.99%      5.06%        5.34%           5.28%(b)
  Ratio of expenses to average net
    assets*.............................      1.20%      1.24%      1.44%        1.63%           2.03%(b)
  Ratio of net investment income to
    average net assets*.................      4.13%      4.25%      3.87%        3.96%           3.60%(b)
  Portfolio turnover....................     19.53%      8.35%     14.33%       13.19%          19.33%


------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.

                                                                      prospectus

                                                                 SHORT-TERM INCOME FUND
                                                                -------------------------
                                                                              OCTOBER 19,
                                                                YEAR ENDED      1994 TO
                                                                AUGUST 31,    AUGUST 31,
                                                                   1996         1995(A)
                                                                ----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD.........................    $   9.95       $ 10.00
                                                                 --------       -------
INVESTMENT ACTIVITIES
  Net investment income......................................        0.59          0.52
  Net realized and unrealized gains (losses) on
     investments.............................................       (0.14)        (0.05)
                                                                 --------       -------
          Total from Investment Activities...................        0.45          0.47
                                                                 --------       -------
DISTRIBUTIONS
  Net investment income......................................       (0.59)        (0.52)
  Net realized gains.........................................       (0.01)           --
  In excess of net realized gains............................       (0.01)           --
                                                                 --------       -------
          Total Distributions................................       (0.61)        (0.52)
                                                                 --------       -------
NET ASSET VALUE, END OF PERIOD...............................    $   9.79       $  9.95
                                                                 ========       =======
Total Return (excludes sales charge).........................        4.64%         4.81%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)..........................    $ 14,399       $10,228
  Ratio of expenses to average net assets....................        0.41%         0.57%(b)
  Ratio of net investment income to average net assets.......        5.95%         5.96%(b)
  Ratio of expenses to average net assets*...................        1.24%         1.47%(b)
  Ratio of net investment income to average net assets*......        5.12%         5.06%(b)
  Portfolio turnover.........................................       80.98%       212.35%(b)
  Average Commission Rate(d).................................          --            --

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operation.
(b) Annualized.
(c) Unannualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


prospectus

INVESTMENT OBJECTIVES

BOND FUND
The investment objective of the Bond Fund is to maximize total return by investing primarily in an actively managed, diversified portfolio of short, intermediate and long-term bonds and other fixed income securities. (See "INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS" for discussion of such other fixed income securities.) Total return on a portfolio of fixed income securities consists of a combination of interest income and capital appreciation. The Bond Fund will seek to maximize total return through active adjustment, when appropriate, of portfolio composition and maturity in response to actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

INTERMEDIATE BOND FUND
The investment objective of the Intermediate Bond Fund is to seek current income, consistent with the preservation of capital, by investing primarily in a diversified portfolio of intermediate bonds and other fixed income securities. (See "INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS" for discussion of such other fixed income securities.)

INTERMEDIATE TAX-FREE BOND FUND
The investment objective of the Intermediate Tax-Free Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes by investing primarily in a diversified portfolio of intermediate term bonds and other fixed income securities. Investments in the Intermediate Tax-Free Bond Fund, therefore, would not be appropriate for tax deferred plans, such as IRA and Keogh Plans.

SHORT-TERM INCOME FUND
The investment objective of the Short-Term Income Fund is to seek current income, consistent with preservation of capital, by investing primarily in a diversified portfolio of short-term bonds and other fixed income securities. (See "INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS" for discussion of such other fixed income securities.)

ALL BOND INVESTMENT FUNDS
The Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund are collectively referred to herein as Bond Investment Funds. The investment objectives with respect to each of the Bond Investment Funds may not be changed without a vote of the holders of a majority of the outstanding Shares of that Bond Investment Fund (as defined in "GENERAL INFORMATION--Miscellaneous"). There can be no assurance that the investment objective of a Bond Investment Fund will be achieved. Depending upon the performance of a Bond Investment Fund's investment portfolio, the net asset value per share of the Bond Investment Fund may decrease instead of increase.

Additionally, the Bond Investment Funds may engage in certain investment techniques which may subject the Bond Investment Funds to certain risks (see "OTHER INVESTMENT TECHNIQUES OF THE BOND INVESTMENT FUNDS").

                                                                      prospectus

INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS

BOND, INTERMEDIATE BOND, AND SHORT-TERM INCOME FUNDS
The investments of the Bond, Intermediate Bond, and Short-Term Income Funds will primarily consist of, but will not be limited to, debt obligations such as bonds, notes and debentures, bills which are issued by United States corporations or issued or guaranteed by the United States Government or its agencies or instrumentalities and municipal securities which possess all the characteristics detailed under "Intermediate Tax-Free Bond Fund" below, other than exemption from federal income taxes. As described in greater detail below, the Bond, Intermediate Bond, and Short-Term Income Funds may also invest in certain foreign securities, asset-backed securities, mortgage-related securities and zero coupon obligations. The Bond, Intermediate Bond, and Short-Term Income Funds will invest in debt securities only if they carry a rating within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (an "NRSRO") (e.g., at least "A" from Moody's Investors Services ("Moody's"), or Standard & Poor's Corporation ("S&P") (including all sub-classifications indicated by modifiers of such "A" ratings)) or, if unrated, are deemed by the Investment Adviser under guidelines established by the Funds' Board of Trustees to present attractive opportunities and to be of comparable quality to the securities so rated. See "Appendix" to the Statement of Additional Information for an explanation of these ratings.

The Bond, Intermediate Bond, and Short-Term Income Funds, under normal market conditions, will each invest at least 65% of the value of their total assets in bonds, except that, when market conditions indicate a temporary defensive investment strategy as determined by the Funds' Investment Adviser, more than 35% of the Bond, Intermediate Bond, or Short-Term Income Funds' assets may be held in cash equivalents. At least 65% of the value of the total assets of the Intermediate Bond Fund will be invested in bonds with stated or remaining maturities of between three and ten years at the time of purchase. For purposes of the above-stated policies, "bonds" includes any debt instrument with a remaining maturity of one year or more.


Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Bond Investment Fund's weighted average portfolio maturity, the effective maturity of such securities, as determined by the Adviser, will be used.


"Cash equivalents" are deposits or high quality interest-bearing instruments with a remaining maturity of one year or less. The purpose of cash equivalents is to provide liquidity and income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, commercial paper, domestic and Eurodollar certificates of deposit, repurchase agreements, bankers' acceptances, United States Treasury Bills, master demand notes, agency discount notes, bank money market deposit accounts and money market mutual funds. The Bond, Intermediate Bond, and Short-Term Income Funds will only purchase commercial paper rated at the time of purchase within the highest ratings categories assigned by an NRSRO (e.g., A-1 by S&P, P-1 by Moody's or F-1 by Fitch Investors Service) or, if not rated, found by the Investment Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality. See

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"Appendix" to the Statement of Additional Information for an explanation of these ratings. During temporary defensive periods as determined by the Investment Adviser, the Bond Fund, the Intermediate Bond Fund, or the Short-Term Income Fund may hold up to 100% of its total assets in cash equivalents.

The Intermediate Bond Fund intends that, under normal market conditions, its portfolio will maintain an average dollar-weighted maturity of approximately three to ten years. The Bond Fund intends that, under normal market conditions, its portfolio will maintain an average dollar-weighted maturity of seven years or more. The Short-Term Income Fund intends that, under normal market conditions, its portfolio will maintain an average dollar-weighted maturity of three years or less. However, for temporary defensive purposes the Intermediate Bond Fund, the Bond Fund, and the Short-Term Income Fund may shorten the average dollar-weighted maturity of its portfolio depending upon anticipated changes in interest rates or other relevant market factors.

The Bond Fund will attempt to maximize total return by allocating portfolio assets among various fixed income markets, securities, and maturities. Securities and maturities selected will be those that offer the greatest potential for maximizing total return without assuming undue risk. The Investment Adviser will monitor the Fund's portfolio performance on an ongoing basis and reallocate assets in response to actual and anticipated market and economic changes. This approach may result in significant variations in the Bond Fund's average weighted maturity.

FOREIGN SECURITIES
The Bond, Intermediate Bond, and Short-Term Income Funds may invest in Canadian, Supra-national, and World Bank Bonds, Eurodollars, and similar instruments. Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.

ASSET-BACKED SECURITIES
The Bond, Intermediate Bond, and Short-Term Income Funds may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The Bond, Intermediate Bond, and Short-Term Income Funds will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by S&P or Moody's). Asset-backed securities are generally considered to be illiquid.

MORTGAGE-RELATED SECURITIES
The Bond, Intermediate Bond, and Short-Term Income Funds may purchase mortgage-related securities representing pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation,

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

as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Bond Fund, the Intermediate Bond Fund, or the Short-Term Income Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates, the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Bond Investment Fund holding the security. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Bond Investment Fund holding a mortgage related security will receive when these amounts are reinvested. The Bond, the Intermediate Bond, and the Short-Term Income Funds also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in one of the three highest rating categories by an NRSRO. For further discussion concerning the investment considerations involved, see "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Fund Instruments--Mortgage-related Securities" in the Statement of Additional Information.

ZERO COUPON OBLIGATIONS
The Bond, the Intermediate Bond, and the Short-Term Income Funds may hold zero-coupon obligations issued by the United States Treasury and United States Agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation's duration, is considered advantageous.

INTERMEDIATE TAX-FREE BOND FUND
Under normal market conditions at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in a diversified portfolio of obligations (such as bonds, notes, and debentures) issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Municipal Securities"). This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Intermediate Tax-Free Bond Fund (as defined in "GENERAL INFORMATION--Miscellaneous"). The Intermediate Tax-Free Bond Fund will maintain a dollar-weighted average portfolio maturity between three and ten years. Under normal market conditions, at least 65% of the Intermediate Tax-Free Bond Fund's total assets will be invested in Municipal Securities which are bonds and debentures.

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

The two principal classifications of Municipal Securities which may be held by the Intermediate Tax-Free Bond Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Intermediate Tax-Free Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Intermediate Tax-Free Bond Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.

The Intermediate Tax-Free Bond Fund invests in Municipal Securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds (e.g. at least A by Moody's, or S&P); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., "A-1" or higher by S&P or "P-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's). The Intermediate Tax-Free Bond Fund may also purchase Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Funds' Board of Trustees. The applicable Municipal Securities ratings are described in the Appendix to the Statement of Additional Information.

Interest income from certain types of municipal securities may constitute a preference item for individuals for purposes of the federal alternative minimum tax. The Intermediate Tax-Free Bond Fund will not treat these securities as "Municipal Securities" for purposes of measuring compliance with the 80% test described above. To the extent the Intermediate Tax-Free Bond Fund invests in these securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Intermediate Tax-Free Bond Fund's distributions derived from these securities. More generally, corporate shareholders may be subject to federal alternative minimum tax on distributions derived by the Intermediate Tax-Free Bond Fund from Municipal Securities.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Intermediate Tax-Free Bond Fund nor its Investment Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

Although the Intermediate Tax-Free Bond Fund may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state (ii) Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Intermediate Tax-Free Bond Fund's assets are

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

concentrated in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Intermediate Tax-Free Bond Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.

TAXABLE OBLIGATIONS
Under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities. However, investments of the Intermediate Tax-Free Bond Fund may be made in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. Government or other taxable securities is deemed appropriate for temporary defensive purposes. Such taxable obligations, which are further described in the Statement of Additional Information may include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks and commercial paper meeting the Intermediate Tax-Free Bond Fund's quality standards (as described above) for tax-exempt commercial paper. Under such circumstances and during the period of such investment, the Intermediate Tax-Free Bond Fund may not achieve its stated investment objective.

VARIABLE AND FLOATING RATE NOTES
Municipal Securities purchased by the Intermediate Tax-Free Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Intermediate Tax-Free Bond Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities described in Investment Restriction Number 5 below (see "INVESTMENT RESTRICTIONS"), exceeds 10% of the Intermediate Tax-Free Bond Fund's net assets only if such notes are subject to a demand feature that will permit the Intermediate Tax-Free Bond Fund to receive payment of the principal within seven days after demand by the Intermediate Tax-Free Bond Fund.

THE BOND INVESTMENT FUNDS
Bonds, notes, and debentures in which the Bond Investment Funds may invest may differ in interest rates, maturities and times of issuance. The market value of the Bond Investment Funds' debt securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. Conversely, securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. Changes by recognized agencies in the rating of any debt security and in the ability of an issuer to make

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

payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Bond Investment Fund's portfolio securities will not affect cash income derived from these securities but will affect a Bond Investment Fund's net asset value.

OTHER INVESTMENT TECHNIQUES OF THE BOND INVESTMENT FUNDS

INVESTMENT COMPANY SECURITIES
Each Bond Investment Fund may invest in shares of other investment companies, including other American Performance Funds. However, none of the Bond Investment Funds may invest more than 5% of its total assets in the securities of any one investment company, nor may any Bond Investment Fund own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees. The Investment Adviser will consider this fee in its investment analysis when determining whether to purchase shares of these companies for a Bond Investment Fund. This fee is in addition to the fees received by a Bond Investment Fund's Investment Adviser and Administrator. In order to avoid the imposition of additional fees as a result of investments by a Bond Investment Fund in shares of other American Performance Funds, the Investment Adviser and Administrator have agreed to promptly forward to the Bond Investment Fund any portion of their usual asset-based service fees from an American Performance Fund which is attributable to investment by the Bond Investment Fund in Shares of such other American Performance Fund.

OPTIONS AND FUTURES CONTRACTS
Each Bond Investment Fund may acquire put or call options and futures contracts and may write covered call options. See the Statement of Additional Information for more information on these investment activities.

Futures transactions involve brokerage costs and require a Bond Investment Fund to segregate assets to cover contracts that would require it to purchase securities. A Bond Investment Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Bond Investment Fund had not entered into any futures transactions. In addition, the value of a Bond Investment Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Bond Investment Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

WHEN-ISSUED SECURITIES
Each Bond Investment Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Bond Investment Fund will generally not pay for such securities or start earning interest on them until they are received. When a Bond Investment Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Bond

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

Investment Fund. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Bond Investment Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets, a Bond Investment Fund's liquidity and the ability of the Investment Adviser to manage it might be severely affected. No Bond Investment Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


SECURITIES LENDING
In order to generate additional income, each Bond Investment Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Funds will enter into loan agreements with broker-dealers, banks, or other institutions that BOTC has determined are creditworthy under guidelines established by the Funds' Board of Trustees. See the Statement of Additional Information for more information regarding these investment activities.


REPURCHASE AGREEMENTS
Securities held by a Bond Investment Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Bond Investment Fund would acquire securities from financial institutions, such as member banks of the Federal Deposit Insurance Corporation or registered broker-dealers which the Investment Adviser deems creditworthy under guidelines approved by the Funds' Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Bond Investment Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Investment Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price. In addition, securities subject to repurchase agreements will be held in a segregated account. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940 (the "1940 Act"). See the Statement of Additional Information for more information regarding this investment practice.

REVERSE REPURCHASE AGREEMENTS
Each Bond Investment Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Bond Investment Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Bond Investment Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Bond Investment Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Bond Investment Fund may decline below the price at which such Fund is obligated

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

to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

PRIVATE PLACEMENT INVESTMENTS
Each Bond Investment Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. None of the Bond Investment Funds will invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Investment Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by the Bond Investment Fund in excess of this level is at all times liquid.

Because it is not possible to predict with assurance exactly how this market for
Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Investment Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Bond Investment Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Bond Investment Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

PORTFOLIO TURNOVER
Portfolio turnover may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to a Bond Investment Fund and may result in additional tax consequences to a Bond Investment Fund's Shareholders.


The investment objective of the Bond Fund typically involves the active trading of portfolio securities, rather than the holding of securities to maturity, in order to maximize total return. Such trading will increase the Bond Fund's annual turnover rate and its transaction costs. Portfolio turnover rate for the fiscal year ended August 31, 1996 was 61.02%.

Although the investment objective of the Intermediate Bond Fund is the production of current income, the Intermediate Bond Fund may engage in short-term trading, which involves selling securities held for a short time, in order to increase the potential for capital appreciation and/or income of the Fund, or to take advantage of what the Investment Adviser believes is a temporary disparity in the normal yield relationship between two securities or change in market, industry or company conditions or outlook. Any such trading would increase the Intermediate Bond Fund's annual turnover rate and its transaction costs. Portfolio turnover rate for the fiscal year ended August 31, 1996 was 129.97%.

The large portfolio turnover ratio for this period was a result of the following factor: The Fund sold its position in Treasury securities and higher yielding mortgage-backed securities were purchased in an


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


effort to enhance Fund performance during the fiscal year as changes to the fixed income market occurred.

The portfolio turnover rate for the Intermediate Tax-Free Bond Fund for the fiscal year ended August 31, 1996 was 19.53%.

The portfolio turnover rate for the Short-Term Income Fund for the fiscal year ended August 31, 1996 was 80.98%.


INVESTMENT RESTRICTIONS

Each Bond Investment Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Bond Investment Fund (as defined in "GENERAL INFORMATION--Miscellaneous").

Pursuant to these investment restrictions:

1. Each of the Bond Investment Funds will not purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Each of the Bond Investment Funds will not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

3. The Bond Investment Funds may not borrow money or issue senior securities, except that each Bond Investment Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Bond Investment Fund's total assets at the time of its borrowing. No Bond Investment Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

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

4. No Bond Investment Fund may make loans, except that each Bond Investment Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.

5. No Bond Investment Fund will enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

In addition, the Intermediate Tax-Free Bond Fund is subject to the following additional investment restrictions pursuant to which it will not:

1. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Intermediate Tax-Free Bond Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and Investment Restriction Number 2 below, a put will be considered to be from the party to whom the Intermediate Tax-Free Bond Fund will look for payment of the exercise price.

2. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Intermediate Tax-Free Bond Fund's assets.

VALUATION OF SHARES

The net asset value of the Funds are determined and their Shares are priced as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and the Federal Reserve Bank of Kansas City is open, except days on which there are not sufficient changes in the value of a Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE or the Federal Reserve Bank of Kansas City is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to each Bond Investment Fund, less the liabilities charged to each Bond Investment Fund, by the number of its outstanding Shares.

The securities in each Bond Investment Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Funds' Board of Trustees believes accurately reflects fair value. Debt securities with remaining maturities of 60 days or less will be valued in accordance with the amortized cost method where the Funds' Trustees determine that amortized cost

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

is fair value. For further information about valuation of investments, see the Statement of Additional Information.

HOW TO PURCHASE SHARES


Shares of the Bond Investment Funds are sold on a continuous basis and may be purchased directly from the Funds' Distributor, BISYS, either by mail, by telephone, or by electronic transfer. Shares may also be purchased through a bank or broker-dealer who has established a dealer agreement with the Distributor. Except as described under "Auto Invest Plan" below, the minimum initial purchase is $1,000, and the minimum for subsequent purchases is only $100. These minimums may be waived if purchases are made in connection with Individual Retirement Accounts ("IRAs"), Keoghs, qualified pension plans, similar plans, or other employer plans. For information on IRAs, Keoghs or similar plans, contact BOTC at (918) 588-6586.


BY MAIL
Investors may purchase Shares of any Bond Investment Fund by completing and signing an Account Registration form and mailing it, along with a check (or other negotiable bank instrument or money order) for at least $1,000, payable to the appropriate Fund, in care of the Funds' Custodian at Bank of Oklahoma, N.A.,
Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. Subsequent purchases of Shares may be made at any time by mailing a check (or other negotiable bank draft or money order) for at least $100, to the above address.

Account Registration forms can be obtained by calling the Funds at (800)
762-7085.


BY TELEPHONE OR ELECTRONIC TRANSFER
If an investor's Account Registration form has been previously received by the Distributor, investors may also purchase Shares of any of the Bond Investment Funds by telephone or by electronic transfer to the Funds' Custodian. To place an order by telephone, call the Funds toll-free at (800) 762-7085. Payment for Shares ordered by telephone may be made by check and must be received by the Funds' Custodian within the settlement requirements defined under the Securities Exchange Act of 1934. Shares of the Bond Investment Funds ordered by telephone will be purchased for the Shareholder's account when the order has been received. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Funds at (800) 762-7085.


If payment for the Shares is not received within the prescribed time periods, or if a check timely received does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred.

AUTO INVEST PLAN
The Funds offer an Auto Invest Plan which enables Shareholders of the Bond Investment Funds to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts. With Shareholder authorization, the Transfer Agent deducts the amount specified from the Shareholder's bank account which is then automatically invested in Shares at net asset value. The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in a Bond Investment Fund is $50. To participate in the prospectus

Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration form which can be acquired by calling (800) 762-7085. To change the Auto Invest instructions, a Shareholder must submit a written request to the Distributor. A Shareholder may discontinue the feature by submitting a written request to or by calling the Funds.

FUND DIRECT INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
A Fund Direct IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

All IRA distribution requests must be made in writing to the Funds. Any additional deposits to an IRA must distinguish the type and year of the contribution. For more information on an IRA call the Funds at (800) 762-7085. Investment in Shares of the Intermediate Tax-Free Bond Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions.

OTHER INFORMATION REGARDING PURCHASES
Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations under the Funds' Distribution Plan (See "DISTRIBUTION"). Shares of any Bond Investment Fund sold to a Participating Organization on behalf of Customers will normally be held of record by the Participating Organization and it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof on a timely basis.

Depending upon the terms of a particular Customer account, a Participating Organization may charge a Customer account fees for services provided in connection with investment in any Bond Investment Fund. Information concerning these services and any charges can be obtained from the Participating Organization or one of its affiliates. This Prospectus should be read in conjunction with any such information so received.

Shares of each Bond Investment Fund are purchased at the net asset value per share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares in good form, plus any applicable sales charge as described below. Purchases of Shares in a Bond Investment Fund will be effected only on a Business Day (as defined in "Valuation of Shares") of that Bond Investment Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the day of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day.

In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to the Valuation prospectus

Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next day.

Each Bond Investment Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party checks.

Every Shareholder will receive a confirmation of each new transaction in the Shareholder's account, which will show the total number of Shares of such Fund owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Confirmation of purchases and redemptions of Shares of the Bond Investment Funds by a Participating Organization on behalf of a Customer will be sent by the Participating Organization. Shareholders may rely on these statements in lieu of certificates. No certificates representing Shares of any Bond Investment Fund will be issued.

SALES CHARGES

The public offering price of a Share of each of the Bond Investment Funds equals its net asset value plus a sales charge. BISYS receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, at its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

The following table sets forth information pertaining to the Sales Charges for the Bond Fund.

                                                                           DEALER DISCOUNTS
                                                                            AND BROKERAGE
                                       SALES CHARGE AS   SALES CHARGE AS    COMMISSIONS AS
                                       A PERCENTAGE OF   A PERCENTAGE OF     % OF PUBLIC
                                         NET AMOUNT       NET OFFERING         OFFERING
         AMOUNT OF PURCHASE               INVESTED            PRICE             PRICE
-------------------------------------  ---------------   ---------------   ----------------
Less than $50,000....................        4.17%             4.00%              3.50%
$50,000 but less than $250,000.......        3.63%             3.50%              3.00%
$250,000 but less than $500,000......        3.09%             3.00%              2.50%
$500,000 but less than $1,000,000....        2.56%             2.50%              2.25%
$1,000,000 or more...................        2.04%             2.00%              2.00%

The following table sets forth information pertaining to sales charges for the Intermediate Bond Fund and the Intermediate Tax-Free Bond Fund.

prospectus

                                                                           DEALER DISCOUNTS
                                                                            AND BROKERAGE
                                       SALES CHARGE AS   SALES CHARGE AS    COMMISSIONS AS
                                       A PERCENTAGE OF   A PERCENTAGE OF     % OF PUBLIC
                                         NET AMOUNT       NET OFFERING         OFFERING
         AMOUNT OF PURCHASE               INVESTED            PRICE             PRICE
-------------------------------------  ---------------   ---------------   ----------------
Less than $50,000....................        3.09%             3.00%              2.50%
$50,000 but less than $250,000.......        2.56%             2.50%              2.00%
$250,000 but less than $500,000......        2.04%             2.00%              1.50%
$500,000 but less than $1,000,000....        1.52%             1.50%              1.25%
$1,000,000 or more...................        1.01%             1.00%              1.00%

The following table sets forth information pertaining to sales charges for the Short-Term Income Fund.

                                                                           DEALER DISCOUNTS
                                                                            AND BROKERAGE
                                       SALES CHARGE AS   SALES CHARGE AS    COMMISSIONS AS
                                       A PERCENTAGE OF   A PERCENTAGE OF     % OF PUBLIC
                                         NET AMOUNT       NET OFFERING         OFFERING
         AMOUNT OF PURCHASE               INVESTED            PRICE             PRICE
-------------------------------------  ---------------   ---------------   ----------------
Less than $50,000....................        2.04%             2.00%              1.80%
$50,000 but less than $250,000.......        1.52%             1.50%              1.35%
$250,000 but less than $500,000......        1.01%             1.00%               .90%
$500,000 but less than $1,000,000....         .50%              .50%               .45%
$1,000,000 or more...................         .00%              .00%               .00%

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.

The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

                                                                      prospectus

SALES CHARGE WAIVERS

The Distributor may periodically waive the sales charges for all customers with respect to any of the Bond Investment Funds. In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge.


The sales charges may also be waived for (1) investors who purchase through accounts with the Investment Adviser and through their existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Bond Investment Funds within their trust accounts and purchase additional Shares outside of these trust relationships; and (7) investors within wrap accounts.

Each investor described in paragraphs (2), (3), (4), and (6) above must identify himself or herself at the time of purchase. When an investor who has previously redeemed Shares of any American Performance Fund re-enters the American Performance Funds, the sales charge on the newly purchased shares will be waived on a one-time basis in an amount up to the total of any sales charge paid on the shares previously redeemed. If the Shareholder exercising this re-entry privilege paid a sales charge on the redeemed shares and held them for less than 91 days, such Shareholder must reduce his or her cost basis of the redeemed shares for purposes of determining any capital gain or loss on the redemption by the lesser of (1) the sales charge paid for those shares, or (2) the sales charge waived in connection with the purchase of the new shares. The Funds reserve the right to alter the terms of their sales charge waiver practices upon sixty days' notice to Shareholders.


CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION

For purposes of qualifying for a reduced sales charge, investors have the privilege of combining concurrent purchases of, and holdings in, shares of any Funds of the Funds sold with a sales charge ("Eligible Shares"). Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares.

To receive the applicable public offering price pursuant to concurrent purchases and the right of accumulation, Shareholders must, at the time of purchase, give the Distributor sufficient information to permit confirmation of qualification. Investors may combine purchases of Eligible Shares that are made in their individual capacity with (1) purchases that are made by members of their immediate household and (2) purchases made by businesses that they own as sole proprietorships, for purposes of obtaining reduced sales charges pursuant to concurrent purchases and the right of accumulation. In order to accomplish this, however, investors must designate on the Account Registration form the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time of the concurrent purchases and when the right of accumulation is exercised.

prospectus

LETTER OF INTENT

You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your intention to invest, within a period of 13 months, a certain amount in Shares of any of the American Performance Funds which charge a sales load. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased. Such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Shares are not subject to escrow. The escrowed Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released.

Additionally, if the total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. Adjustments for these purchases and purchases made during the 90-day period prior to submission of the Letter of Intent will be made at the conclusion of the 13-month period and in the form of additional shares credited to the shareholder's account at the then current Public Offering Price applicable to a single purchase of the total amount of the total purchase.

For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

EXCHANGE PRIVILEGE

Shares of any Bond Investment Fund may be exchanged without payment of a sales charge for Shares of any other American Performance Fund having a sales charge equal to or less than that of the Bond Investment Fund Shares sought to be exchanged. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares that is less than the sales charge applicable to the Shares sought to be acquired through the exchange, such Shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged Shares and the sales charge applicable to the Shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the Shares exchanged. An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares and held them for less than 91 days, for purposes of determining the amount of the capital gain or loss, such Shareholder must reduce his or her cost basis of the exchanged Shares by the lesser of (1) the sales charge paid for those Shares, or (2) the sales charge waived on the exchange. The sales charge is treated as incurred prospectus
in connection with the acquisition of the newly exchanged-for Shares. The exchange privilege may only be exercised in states where the exchange may legally be made. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to Shareholders.

A Shareholder wishing to exchange his or her Shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Distributor. Any Shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.


HOW TO REDEEM SHARES

Shares may ordinarily be redeemed by mail or by telephone. Shareholders may redeem their Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account held at a Participating Organization.


BY MAIL
Shares may be redeemed by mail by sending a written request to the Distributor in care of the Funds' Custodian at Bank of Oklahoma, N.A., Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. The Distributor may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Distributor reserves the right to reject any signature guarantee if (i) it has reason to believe that the signature is not genuine, (ii) it has reason to believe that the transaction would otherwise be improper, or (iii) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirements will be waived if all of the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed or sent electronically to a commercial bank account previously designated on the Account Registration form or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.


BY TELEPHONE
Shares may be redeemed by telephone if the Account Registration form reflects that the Shareholder has that capability. The Shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a commercial bank account previously designated on the Account Registration. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Electronic payment requests may be made by the Shareholder by calling the Funds at (800) 762-7085. The Transfer Agent may reduce the amount of a wire redemption payment by the Custodian's then-current wire redemption charge (presently $15.00). Neither the Distributor, the Transfer Agent, the Investment Adviser, nor the Funds will be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds' telephone transaction procedures, upon instructions reasonably believed to prospectus
be genuine. The Funds will employ procedures designed to provide reasonable assurance that the instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Distributor at the address listed above under "HOW TO REDEEM SHARES--By Mail." The telephone redemption option will be suspended for a period of 10 days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN
The Systematic Withdrawal Plan enables Shareholders of the Funds to make regular monthly or quarterly redemptions of Shares if their account has at least $10,000. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $100. To participate in the Systematic Withdrawal Plan, Shareholders should call (800) 762-7085 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. To change the Systematic Withdrawal instructions, a Shareholder must submit a written request to the Distributor. A Shareholder may discontinue the feature by submitting a written request to or by calling the Funds.

OTHER INFORMATION REGARDING REDEMPTIONS
All redemption orders are effected at the net asset value per Share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the settlement requirements defined in the Securities Exchange Act of 1934, after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Trust will attempt to honor requests from Shareholders for next Business Day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Trust or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


At various times, a Bond Investment Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for up to 15 days until payment has been collected for the purchase of such Shares. The Bond Investment Funds intend to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in readily marketable portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high cost of handling small investments, each Bond Investment Fund reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in any Bond Investment Fund has prospectus
a value of less than $500. Accordingly, an investor purchasing Shares of any Bond Investment Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before any Bond Investment Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least $500.

See the Funds' Statement of Additional Information--"ADDITIONAL PURCHASE AND REDEMPTION INFORMATION"--for examples of when the right of redemption may be suspended.

DIVIDENDS


Net investment income of each Bond Investment Fund is declared daily as a dividend and paid monthly to persons who are Shareholders at the close of business on the day of declaration. Net capital gain income is distributed at least once a year. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the ex-dividend date, unless the Shareholder elects to receive dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Distributor at: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 and will become effective with respect to dividends and distributions having record dates after its receipt by the Distributor.

Shareholders may elect to have all income, dividends, and capital gains distributions paid by check or reinvested in the Fund. If you elect to receive distributions paid by check and the check (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your payment election will be changed automatically and your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable check that remains uncashed for six months will be canceled and reinvested in the Fund at the per share net asset value determined as of the date of cancellation.


FEDERAL INCOME TAXES

Each of the Funds is treated as a separate entity for federal income tax purposes, each intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") and each intends to distribute all of its net investment income and capital gains so that it is not required to pay federal income taxes on amounts so distributed to Shareholders. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

A Shareholder receiving a distribution of ordinary income and/or an excess of net short-term capital gain over net long-term capital loss would treat it as a receipt of ordinary income, whether such distribution is paid in cash or in additional shares. Distribution by each Bond Investment Fund of the excess of net long-term capital gain over net short-term capital loss is generally taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held shares in the Bond Investment Fund. Such distributions are not eligible for the dividends-received prospectus
deduction. If a Shareholder disposes of Shares in the Bond Investment Fund at a loss before holding such Shares for longer than 6 months, such loss will be treated as a long-term capital loss to the extent the Shareholder has received a capital gain dividend on the Shares.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Dividends or capital gains distributions paid after a purchase of Shares are subject to federal income taxes, although in some circumstances the dividends or distributions may be, as an economic matter, a return of capital.

Dividends designated as exempt interest dividends by the Intermediate Tax-Free Bond Fund may be treated by such Fund's Shareholders as items of interest excludable from their gross income for federal income tax purposes. However, such dividends may be taxable to Shareholders under state or local law as ordinary income even though all or a portion of the amounts may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such taxes. In determining net exempt-interest income, expenses of the Intermediate Tax-Free Bond Fund are allocated to gross tax-exempt interest income in the proportion that the gross amount of such interest income bears to the Intermediate Tax-Free Bond Fund's total gross income, excluding net capital gains. Shareholders are advised to consult a tax adviser with respect to whether exempt-interest dividends retain the exclusion if such Shareholder would be treated as a "substantial user" or a "related person" to such user under Section 147(a) of the Code. Interest on indebtedness incurred by a Shareholder to purchase or carry shares is not deductible for federal income tax purposes to the extent the Intermediate Tax-Free Bond Fund distributes exempt-interest dividends during the Shareholder's taxable year.

Interest income from securities in which the Intermediate Tax-Free Bond Fund may invest may subject investors to liability under federal alternative minimum tax. Under normal market conditions, not more than 20% of the Intermediate Tax-Free Bond Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of federal alternative minimum tax for individuals. To the extent the Intermediate Tax-Free Bond Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Municipal Securities is included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporate shareholders of the Intermediate Tax-Free Bond Fund.

Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.

The Intermediate Tax-Free Bond Fund may at times purchase Municipal Securities at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in the Intermediate Tax-Free Bond Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

To the extent dividends paid to Shareholders of the Intermediate Tax-Free Bond Fund are derived from taxable income (for example, from interest on certificates of deposit, market discount or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares.

                                                                      prospectus

Additional information regarding federal income taxes is contained in the Statement of Additional Information under "INVESTMENT OBJECTIVE AND POLICIES--Additional Tax Information Concerning All of the Funds and Additional Tax Information Concerning the Intermediate Tax-Free Bond Fund." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Bond Investment Funds and their Shareholders. In addition, the foregoing discussion and the federal tax information in the Statement of Additional Information are based on tax laws and regulations which are in effect as of the date of this Prospectus; these laws and regulations may subsequently change. Prospective investors in a Bond Investment Fund are advised to consult their tax adviser with special reference to their own tax situations, including the potential application of state and local taxes.

DISTRIBUTION


Shares of the Bond Investment Funds are sold on a continuous basis by the distributor for the Funds, BISYS Fund Services (the "Distributor"). Under the Funds' Distribution and Shareholder Services Plan (the "Distribution Plan"), the Bond Investment Funds will pay a monthly distribution fee (also referred to as a 12b-1 fee) to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and the Distributor, or (2) twenty-five one-hundredths of one percent (.25%) of the average daily net assets of each of the Bond Investment Funds. The Distributor may use the distribution fee to provide distribution assistance with respect to the Bond Investment Funds' Shares or to provide Shareholder services to the holders of the Bond Investment Funds' Shares ("Customers") purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Distribution Plan.


The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the contractual agreement entered into under the Distribution Plan.

The Glass-Steagall Act and other applicable laws generally prohibit banks from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, banks acting as Participating Organizations may provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Funds to alter or discontinue their arrangements with banks that act as Participating Organizations, or change their method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect their net asset value per share or result in financial loss to any customer. See the Statement of Additional Information for further information regarding the Distribution Plan and "MANAGEMENT OF THE BOND INVESTMENT FUNDS--Banking Laws" for information concerning the applicability of the Glass-Steagall Act to the Investment Adviser's investment advisory services to the Funds.

prospectus

MANAGEMENT OF THE BOND INVESTMENT FUNDS


TRUSTEES OF THE FUNDS
Overall responsibility for management of the Bond Investment Funds rests with the Board of Trustees of the Funds, who are elected by the Shareholders of the Funds. The Funds will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently four Trustees, of whom three are not "interested persons" of the Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Funds to supervise actively the Funds' day-to-day operations.

The Trustees of the Funds, their addresses, and their principal occupations during the past five years are as follows:

                             POSITION(S) HELD                      PRINCIPAL OCCUPATION
    NAME AND ADDRESS          WITH THE FUNDS                      DURING PAST FIVE YEARS
-------------------------   -------------------   ------------------------------------------------------
Walter B. Grimm*               Chairman and       From June, 1992 to present, employee of BISYS Fund
3435 Stelzer Road                 Trustee           Services; from 1987 to June, 1992, President of
Columbus, Ohio 43219                                Leigh Consulting/Investments (investment firm).

Michael J. Hall                   Trustee         From December, 1995 to present, Vice President and
7130 South Lewis                                    Chief Financial Officer, Worldwide Sports &
Suite 850                                           Recreation, Inc.; from January, 1994 to present,
Tulsa, Oklahoma 74136                               Vice President and Chief Financial Officer, Pexco
                                                    Holdings, Inc.; from 1991 to December, 1993, Senior
                                                    Vice President, Finance and Administration, Chief
                                                    Financial Officer, Treasurer, and Director of
                                                    Operations, Europe/Africa/Middle East Region of T.D.
                                                    Williamson, Inc. (a heavy equipment manufacturer).

Perry A. Wimpey                   Trustee         From January, 1992 to present, Local Financial and
4843 S. 69th East Avenue                            Regulatory Consultant; from June, 1985 to January,
Tulsa, Oklahoma 74145                               1992, Senior Vice President and Chief Financial
                                                    Officer, ONEOK Inc. (an energy company).

I. Edgar Hendrix                  Trustee         From June, 1983 to present, Vice President and
8 East 3rd Street                                   Treasurer, Parker Drilling Co.
Tulsa, Oklahoma 74103

------------


* Indicates an "interested person" of the Funds as defined in the 1940 Act.

The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Investment Adviser, Sub-Adviser, or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund of the Funds for acting as Administrator and may receive additional income under the Distribution Plan for the Funds.

INVESTMENT ADVISER
BancOklahoma Trust Company serves as investment adviser to the Bond Investment Funds. BOTC, the largest trust company in the State of Oklahoma, is a subsidiary of Bank of Oklahoma, N.A. ("BOK") which in turn is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial prospectus
provides a full array of trust, commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.


BOTC maintains offices in Tulsa and Oklahoma City and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOTC has experience in providing investment advisory services to the Funds and experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Funds. BOTC also serves as transfer agent and registrar for corporate securities, paying agent for dividends and interest, and indenture trustee of bond issues. At December 31, 1995 BOTC was responsible for approximately $7.2 billion in assets including approximately $3.2 billion in assets under management and possessed total capital, surplus and undivided profits of $7.7 million.


Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each Bond Investment Fund, BOTC manages the Bond Investment Funds, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities, and maintains each Bond Investment Fund's records relating to such purchases. The persons primarily responsible for the day-to-day management of each Bond Investment Fund, as well as their previous business experience, are as follows:

       PORTFOLIO MANAGER                       BUSINESS EXPERIENCE
     ---------------------    ------------------------------------------------------
     William Bequette         Manager of the Intermediate Tax-Free Bond Fund since
                              its inception. Since 1963, Mr. Bequette has been a
                              portfolio manager for BOTC.
     J. Brian Henderson       Manager of the Bond Fund and the Intermediate Bond
                              Fund since January, 1993 and the Short-Term Income
                              Fund since its inception. In 1993, Mr. Henderson
                              joined BOTC as a Portfolio Manager. In 1991, Mr.
                              Henderson joined BOK as a Government Securities Trader
                              and was named Investment Officer of the Capital Market
                              Division in 1992. Prior to joining BOK, Mr. Henderson
                              was a Financial Consultant and Equity Analyst with
                              Southwest Securities in Dallas, Texas.

For the services provided and expenses assumed pursuant to its investment advisory agreement with the Funds, BOTC receives a fee from each Bond Investment Fund, computed daily and paid monthly equaling the lesser of (1) such fee as may from time to time be agreed upon by the Funds and BOTC, or (2) fifty-five one-hundredths of one percent (.55%) of each of the Bond, Intermediate Bond, Intermediate Tax-Free Bond and Short-Term Income Fund's average daily net assets. BOTC and its parent, BOK, also receive fee income from the Funds from several other sources. (See "SALES CHARGES," "DISTRIBUTION," and "MANAGEMENT OF THE BOND INVESTMENT FUNDS--Custodian and Transfer Agent.") BOTC may periodically waive all or a portion of its advisory fee with respect to any Fund to increase the net income of such Bond Investment Fund available for distribution as prospectus
dividends. In order to reduce operating expenses, BOTC has currently established the investment advisory fees at thirty-five one-hundredths of one percent (.35%) of the Intermediate Bond, Bond and Intermediate Tax-Free Bond Funds' average daily net assets. BOTC currently waives the investment advisory fees with respect to the Short-Term Income Fund.


For investment advisory services for the fiscal year ended August 31, 1996, the Funds paid BOTC 0.35% of the average net assets of each of the Bond Fund, Intermediate Bond Fund and Intermediate Tax-Free Bond Fund, after voluntary fee reductions. For the fiscal year ended August 31, 1996, the Funds did not pay any investment advisory fees for the Short-Term Income Fund, after voluntary fee reductions.

ADMINISTRATOR AND DISTRIBUTOR
BISYS is the Administrator for the Funds, and also acts as the Funds' principal underwriter and Distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator generally assists in all aspects of each Fund's administration and operation.

For expenses assumed and services provided as Administrator pursuant to its management and administration agreement with the Funds, BISYS receives a fee from each Bond Investment Fund, computed daily and paid periodically, at the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and the Administrator, and (2) an annual rate of twenty one-hundredths of one percent (.20%) of each Bond Investment Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to a Fund to increase the net income of the Fund available for distribution as dividends.

For administration services for the fiscal year ended August 31, 1996, the Funds paid BISYS .20% of the average net assets of each of the Bond Investment Funds.

SUB-ADMINISTRATOR
BOTC serves as the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BOTC. Pursuant to this agreement, BOTC assumed many of the Administrator's duties, for which BOTC receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (.05%) of each Fund's average net assets.


EXPENSES
The Investment Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and general manager and administrator, respectively, other than the cost of securities (including brokerage commissions) purchased for the Funds. Each Bond Investment Fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees and travel expenses of the Trustees of the Funds, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the prospectus
particular Fund, certain insurance premiums, costs of maintenance of the Funds' existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in each Fund's operation.


The total of all expenses incurred by the Funds for the fiscal year ended August 31, 1996 was 0.96%, 0.95%, 0.75% and 0.41% of the average daily net assets of the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short Term Income Fund, respectively, after voluntary fee reductions.


BANKING LAWS
The Investment Adviser believes that it may perform the investment advisory services for the Bond Investment Funds contemplated by its agreements with the Funds and by this Prospectus without violating the Glass-Steagall Act. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Investment Adviser could continue to perform such services for the Funds. See the Statement of Additional Information under the heading "MANAGEMENT OF THE FUNDS--Glass-Steagall Act" for further discussion of applicable banking laws and regulations.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

GENERAL INFORMATION

DESCRIPTION OF THE FUNDS AND THEIR SHARES
The Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund, and Short-Term Income Fund represent four separate series of units of beneficial interest ("Shares") of The American Performance Funds, a Massachusetts business trust which was organized in October of 1987 and began active operations in August of 1990. The organizational expenses of the Short-Term Income Fund will be capitalized and amortized during the Fund's first two years of operations. Such amortization will reduce amounts available for distribution as dividends to Shareholders. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees.


The Funds believe that as of November 22, 1996, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 96.2% of the Bond Fund's Shares, 95.6% of the Intermediate Bond Fund's Shares, 80.9% of the Intermediate Tax-Free Bond Fund's Shares and 99.3% of the Short-Term Income Fund's Shares. The Funds believe that as of the same date, Bank of Oklahoma, N.A. and its bank affiliates possessed on behalf of its underlying accounts, voting and investment power with respect to 78.9% of the Bond Fund's Shares, 80% of the Intermediate Bond Fund's Shares, and 70% of the Intermediate Tax-Free Bond Fund's Shares, and 89.2% of the Short-Term Income Fund Shares and, as a consequence, Bank of prospectus

Oklahoma, N.A. and its bank affiliates may be deemed a controlling person of each of these Funds under the 1940 Act.


Shareholders are entitled to one vote for each Share, and a proportionate fractional vote for any fraction of a Share, and will vote in the aggregate and not by series except as otherwise expressly required by law.

Although the Funds are not required to hold annual meetings of Shareholders, Shareholders have the right (1) to call a meeting to elect or remove one or more of the Trustees of the Funds and (2) to be assisted by the Trustees in communicating with other Shareholders of the Funds. Shareholder inquiries should be directed to the Secretary of the Funds, at 3435 Stelzer Road, Columbus, Ohio 43219.

Overall responsibility for the management of the Funds is vested in the Board of Trustees. See "MANAGEMENT OF THE BOND INVESTMENT FUNDS--Trustees of the Funds." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders in accordance with the provisions of the Declaration of Trust and By-laws of the Funds and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

CUSTODIAN AND TRANSFER AGENT
Bank of Oklahoma, N.A. serves as custodian for the Funds ("Custodian"). BISYS Fund Services Ohio, Inc., an affiliate of BISYS, serves as the transfer agent for the Funds ("Transfer Agent') and performs fund accounting.

PERFORMANCE INFORMATION
From time to time performance information for the Bond Investment Funds showing their average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Total return will be calculated for the period since the establishment of the Bond Investment Funds and will, unless otherwise noted, reflect the imposition of the maximum sales charge. For the information of Shareholders not subject to a sales charge, the Bond Investment Funds may also publish total return figures which include no sales charge. Average annual total return is measured by comparing the value of an investment in a Bond Investment Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is measured similarly to average annual total return, however the resulting difference is not annualized. The yield of a Bond Investment Fund is determined by annualizing the Fund's net investment income per share during a recent specified thirty-day period ending on the last day of the most recent calendar quarter, and dividing that amount by the Fund's per share net asset value on the last day of the period.

In addition, from time to time the Funds may present their respective distribution rates in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per share made by a Fund over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, prospectus
although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

The Intermediate Tax-Free Bond Fund may also present its tax equivalent yield which reflects the amount of income subject to federal income taxation that a taxpayer would have to earn in order to obtain the same after-tax income as that derived from the yield of the Intermediate Tax-Free Bond Fund. The tax equivalent yield will be significantly higher than the yield of the Intermediate Tax-Free Bond Fund.

Investors may also judge the performance of any Bond Investment Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, The Russell 2000 Index, and Morningstar, Inc. and to data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, Fortune, Ibbotson Associates, Inc., U.S.A. Today, CDA/Wiesenberger, American Banker, Institutional Investor and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by a Participating Organization with respect to Customer accounts for investing in shares of Bond Investment Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. Further information regarding Performance Comparisons may be found in the Statement of Additional Information under "Performance Comparisons."

Additional information about the performance of each Bond Investment Fund is contained in the Funds' annual report to Shareholders, which is available free of charge by calling the telephone number on the front page of this Prospectus.

MISCELLANEOUS
Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to" a Fund means the consideration received by the Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by the Funds' Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations prospectus
of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses with respect to that Fund, and with a share of the general liabilities and expenses of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Fund to particular Funds will be determined by the Board of Trustees of the Funds and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Funds as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the outstanding Shares of the Funds or such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding Shares of the Funds or such Fund.

Inquiries regarding each Bond Investment Fund may be directed in writing to the Funds at 3435 Stelzer Road, Columbus, Ohio, 43219, or by calling toll free (800) 762-7085.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE BOND INVESTMENT FUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE BOND INVESTMENT FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                      prospectus

                           AMERICAN PERFORMANCE FUNDS

                             BOND INVESTMENT FUNDS

                                   BOND FUND
                             INTERMEDIATE BOND FUND
                        INTERMEDIATE TAX-FREE BOND FUND
                             SHORT-TERM INCOME FUND

                               INVESTMENT ADVISER

                           BancOklahoma Trust Company
                             Bank of Oklahoma Tower
                             Tulsa, Oklahoma 74103

                           ADMINISTRATOR/DISTRIBUTOR

                              BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                 LEGAL COUNSEL

                                  Ropes & Gray
                              One Franklin Square
                              1301 K Street, N.W.
                                 Suite 800 East
                             Washington, D.C. 20005

                                    AUDITORS

                             KPMG Peat Marwick LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215
------------------------------------------------

                                   BOND FUND

                             INTERMEDIATE BOND FUND

                        INTERMEDIATE TAX-FREE BOND FUND

                             SHORT-TERM INCOME FUND
------------------------------------------------

                       PROSPECTUS DATED DECEMBER 16, 1996

                                    [LOGO]


                              CROSS REFERENCE SHEET
                              ---------------------

           PROSPECTUS FOR AMERICAN PERFORMANCE EQUITY INVESTMENT FUNDS
           -----------------------------------------------------------

Form N-1A Part A Item                           Prospectus Caption
---------------------                           ------------------
1.      Cover Page                              Cover Page

2.      Synopsis                                Fee Table

3.      Financial Highlights                    Financial Highlights;
                                                General Information - Performance
                                                Information

4.      General Description                     Cover Page;
        of Registrant                           Investment Objective; Investment
                                                Policies; Investment Restrictions;
                                                General Information - Description of
                                                the Funds and their Shares

5.      Management of the Fund                  Management of the Money Market
                                                Funds

6.      Capital Stock and                       How to Purchase
        Other Securities                        Shares; How to Redeem Shares;
                                                Sales Charges; Dividends; Federal
                                                Income Taxes; General Information -
                                                Description of the Funds and their
                                                Shares; General Information-
                                                Miscellaneous

7.      Purchase of Securities                  Valuation of Shares; How
        Being Offered                           to Purchase Shares

8.      Redemption or Repurchase                How to Redeem Shares

9.      Pending Legal Proceedings               Inapplicable

American                                          For performance, purchase, and
Performance                                       redemption information, call
EQUITY INVESTMENT                                 (800) 762-7085
Funds                                             3435 Stelzer Road
Three Variable Net Asset Value                    Columbus, Ohio 43219
Investment Portfolios of
American Performance Funds

--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

     The American Performance Equity Investment Funds (the "Equity Investment Funds") are three variable net asset value portfolios of the AMERICAN PERFORMANCE FUNDS (the "Funds"), a diversified, open-end management investment company which currently consists of nine separately managed portfolios. Each of the Equity Investment Funds has a different investment objective, and the net asset value per unit of beneficial interest ("Share") of each Equity Investment Fund may be expected to fluctuate in accordance with the value of each Fund's portfolio investments.

     AMERICAN PERFORMANCE EQUITY FUND (the "Equity Fund") seeks growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

     AMERICAN PERFORMANCE AGGRESSIVE GROWTH FUND (the "Aggressive Growth Fund") seeks long-term capital appreciation and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks of small to medium-size companies.

     AMERICAN PERFORMANCE BALANCED FUND (the "Balanced Fund") seeks current income and, secondarily, long-term capital growth by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.
                                                   (Continued on following page)
--------------------------------------------------------------------------------
THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BANCOKLAHOMA TRUST COMPANY OR ANY OF ITS AFFILIATES. THE FUNDS' SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR BY ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

The date of this Prospectus is December 16, 1996.



                                                                      prospectus

     BancOklahoma Trust Company, Tulsa, Oklahoma ("BOTC") serves as the investment adviser ("Investment Adviser") to each Equity Investment Fund. BISYS Fund Services, Columbus, Ohio, ("BISYS") acts as the Equity Investment Funds' Administrator and Distributor.


     This Prospectus relates only to the Equity Investment Funds. The Funds also include two money market portfolios to which BOTC serves as Investment Adviser: the American Performance Cash Management Fund (for which AMR Investment Services, Inc. ("AMR") serves as Investment Sub-Adviser) and the American Performance U.S. Treasury Fund, each of which seeks current income with liquidity and stability of principal (collectively, the "American Performance Money Market Funds"). The Funds also include four bond portfolios to which BOTC serves as Investment Adviser: the American Performance Bond Fund, the American Performance Intermediate Bond Fund, and the American Performance Short-Term Income Fund, each of which seeks current income, and the American Performance Intermediate Tax-Free Bond Fund, which seeks current income exempt from Federal taxation, through investing in diversified portfolios of bonds and other fixed-income securities (collectively, the "American Performance Bond Investment Funds"). Persons who wish to obtain a copy of the Prospectus for the American Performance Money Market Funds or the American Performance Bond Investment Funds may contact the Funds at the telephone number shown on the previous page.


     ADDITIONAL INFORMATION ABOUT THE FUNDS, CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION BEARING THE SAME DATE AS THIS PROSPECTUS, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THIS PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION CAN BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUNDS OR BY CALLING THE FUNDS AT THE ADDRESS AND TELEPHONE NUMBER SHOWN ON THE PREVIOUS PAGE.

     Please read this Prospectus before investing. It sets forth the information about the Equity Investment Funds that a prospective investor ought to know before investing. Investors should retain this Prospectus for future reference.

TABLE OF CONTENTS


                                                                    PAGE
                                                                    ----
Fee Table.........................................................    3
Financial Highlights..............................................    5
Investment Objectives.............................................    8
Investment Policies and Special Considerations....................    9
Investment Restrictions...........................................   14
Valuation of Shares...............................................   15
How to Purchase Shares............................................   16
Sales Charges.....................................................   18
Sales Charge Waivers..............................................   19
Concurrent Purchases and Right of Accumulation....................   20
Letter of Intent..................................................   20
Exchange Privilege................................................   21
How to Redeem Shares..............................................   21
Dividends.........................................................   23
Federal Income Taxes..............................................   24
Distribution......................................................   25
Management of the Equity Investment Funds.........................   25
General Information...............................................   29


prospectus                              2

FEE TABLE


                                                                                   AGGRESSIVE
                                                                         EQUITY      GROWTH      BALANCED
                                                                          FUND        FUND         FUND
                                                                         ------    ----------    --------
SHAREHOLDER TRANSACTION EXPENSES(1)
---------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases(2) (as a percentage of offering
  price)...............................................................   4.00%       4.00%        4.00%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
  offering price)......................................................      0%          0%           0%
Deferred Sales Load (as a percentage of original purchase price or
  redemption proceeds, if applicable)..................................      0%          0%           0%
Redemption Fees(3) (as a percentage of amount redeemed, if
  applicable)..........................................................      0%          0%           0%
Exchange Fees..........................................................  $    0      $    0       $    0

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------
  Management Fees(4) (after voluntary fee reductions)..................   0.50%       0.50%           0%
  12b-1 Fees (after voluntary fee reductions with respect to the
    Balanced Fund).....................................................   0.25%       0.25%           0%(5)
  Other Expenses (after voluntary fee reductions with respect to the
    Balanced Fund).....................................................   0.33%       0.36%        0.38%(6)
  Total Fund Operating Expenses(7) (after voluntary reductions)........   1.08%       1.11%        0.38%

EXAMPLE:
----------------------------------------------------------------------------------------------------------
  You would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:



                                                                                   AGGRESSIVE
                                                                         EQUITY      GROWTH      BALANCED
                                                                          FUND        FUND         FUND
                                                                         ------    ----------    --------
1 Year.................................................................   $ 51        $ 51         $ 44
3 Years................................................................   $ 73        $ 74         $ 52
5 Years................................................................   $ 97        $ 99         $ 60
10 Years...............................................................   $166        $170         $ 86


     The purpose of the above table is to assist a potential purchaser of Shares of any of the Equity Investment Funds in understanding the various costs and expenses that an investor in any of the Equity Investment Funds will bear directly or indirectly. The examples reflect voluntary reductions of investment advisory and/or 12b-1 fees, as applicable, pursuant to the agreements described in notes 4 and 5. Although the Investment Adviser and the Distributor currently have agreed to these voluntary reductions, they may cease to provide these reductions, which would have the effect of increasing the projected expenses set forth above in the examples. Such expenses do not include any fees charged by BOTC or any of its affiliates to its customers' accounts which may have invested in shares of a Fund. See "MANAGEMENT OF THE EQUITY INVESTMENT FUNDS", "SALES CHARGES", and "DISTRIBUTION" for a more complete discussion of the transaction expenses and annual operating expenses of a holder of Shares ("Shareholder") of the Equity Investment Funds. NASD rules generally limit the amount that a Equity Investment Fund may pay under a Distribution Plan. An Equity Investment Fund would stop accruing payments under the Distribution Plan if, to the extent, and for as long as, such limit would otherwise be exceeded. Long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers, Inc.

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       3                              prospectus

------------
(1) Participating Organizations (as defined in "DISTRIBUTION") may charge a Customer's (as defined in "DISTRIBUTION") account fees for automatic investment and other investment and trust services provided in connection with investment in the Funds. (See "HOW TO PURCHASE SHARES.")

(2) There may be no sales load imposed upon purchases of shares of the Funds by
    (1) investors who purchase through the Investment Adviser and who have an existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser, or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Equity Investment Funds within their trust accounts and purchase additional Shares outside of their trust relationship; and (7) investors within wrap accounts.

(3) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a holder of Shares. The current charge, which is subject to change upon notice to Shareholders, is $15.00. (See "HOW TO REDEEM SHARES -- By Telephone.")
(4) In order to reduce operating expenses, the Investment Adviser has currently established the investment advisory fees at the above amount, pursuant to an agreement with the Funds. The maximum amount of the investment advisory fees, if charged, would be .69% of the average daily net assets of the Equity Fund and the Aggressive Growth Fund, and .74% of the average daily net assets of the Balanced Fund.
(5) BISYS has agreed with the Funds to voluntarily reduce the amount of its distribution fee for the Balanced Fund. Absent the voluntary reduction of distribution fees, 12b-1 fees as a percentage of the Balanced Fund's average daily net assets would be .25%.

(6) The total amount of Other Expenses for the Balanced Fund, absent voluntary fee reductions, would be 0.41% of the Fund's average daily net assets.


(7) Absent voluntary reduction of fees, the Total Fund Operating Expenses for the Equity Fund, Aggressive Growth Fund and Balanced Fund would be 1.27%, 1.30% and 1.40% respectively of each Fund's average daily net assets.


prospectus                              4

FINANCIAL HIGHLIGHTS

The American Performance Funds (the "Funds") were organized as a Massachusetts business trust and began active operations in August of 1990. The Funds currently consist of nine series of units of beneficial interests ("Shares"). Three such series represent interests in the Equity Fund, the Aggressive Growth Fund and the Balanced Fund.


The Tables below set forth certain financial highlights for the Equity Fund, the Aggressive Growth Fund and the Balanced Fund for the periods indicated. The information below has been audited by KPMG Peat Marwick LLP, independent public accountants for the Funds, whose report thereon, insofar as it relates to each of the years or periods in the five-year period ended August 31, 1996, is included in the Statement of Additional Information, which a Shareholder may obtain by calling the Funds.



                                                                         EQUITY FUND
                                          -------------------------------------------------------------------------
                                                                                                   SEPTEMBER 28,
                                                         YEAR ENDED AUGUST 31,                        1990 TO
                                          ---------------------------------------------------        AUGUST 31,
                                           1996       1995       1994       1993       1992           1991(a)
                                          -------    -------    -------    -------    -------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD...   $ 12.33    $ 11.85    $ 12.78    $ 11.31    $ 12.13         $  10.00
                                          -------    -------    -------    -------    -------         --------
INVESTMENT ACTIVITIES
  Net investment income................      0.18       0.20       0.14       0.14       0.17             0.30
  Net realized and unrealized gains
    (losses) on investments............      2.04       1.77       0.40       1.56      (0.63)            2.13
                                          -------    -------    -------    -------    -------         --------
        Total from Investment
          Activities...................      2.22       1.97       0.54       1.70      (0.46)            2.43
                                          -------    -------    -------    -------    -------         --------
DISTRIBUTIONS
  Net investment income................     (0.18)     (0.19)     (0.14)     (0.14)     (0.17)           (0.30)
  Net realized gains...................     (0.64)     (0.39)     (1.33)     (0.09)     (0.19)              --
  In excess of net realized gains......        --      (0.91)        --         --         --               --
                                          -------    -------    -------    -------    -------         --------
        Total Distributions............     (0.82)     (1.49)     (1.47)     (0.23)     (0.36)           (0.30)
                                          -------    -------    -------    -------    -------         --------
NET ASSET VALUE, END OF PERIOD.........   $ 13.73    $ 12.33    $ 11.85    $ 12.78    $ 11.31         $  12.13
                                          =======    =======    =======    =======    =======         ========
Total Return (excludes sales charge)...     18.53%     19.74%      4.66%     15.12%     (3.98%)          24.57%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)....   $86,352    $76,398    $84,618    $58,015    $90,890         $ 73,362
  Ratio of expenses to average net
    assets.............................      1.08%      1.14%      1.12%      1.16%      1.16%            1.17%(b)
  Ratio of net investment income to
    average net assets.................      1.35%      1.73%      1.32%      1.09%      1.46%            3.01%(b)
  Ratio of expenses to average net
    assets*............................      1.27%      1.33%      1.31%      1.36%      1.39%            1.42%(b)
  Ratio of net investment income to
    average net assets*................      1.16%      1.54%      1.13%      0.88%      1.23%            2.76%(b)
  Portfolio turnover...................     67.46%    100.44%    159.30%     66.54%     51.26%           69.94%
  Average Commission Rate(a)...........   $0.0504         --         --         --         --               --

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.

                                        5                             prospectus

                                                             AGGRESSIVE GROWTH FUND
                                         --------------------------------------------------------------
                                                                                        FEBRUARY 3,
                                                  YEAR ENDED AUGUST 31,                   1992 TO
                                         ----------------------------------------        AUGUST 31,
                                          1996       1995       1994       1993           1992(a)
                                         -------    -------    -------    -------       -----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................   $ 16.31    $ 11.99    $ 11.96    $  8.37         $  10.00
                                         -------    -------    -------    -------         --------
INVESTMENT ACTIVITIES
    Net investment income (loss)......     (0.04)     (0.06)     (0.04)     (0.03)            0.03
    Net realized and unrealized gains
      (losses) on investments.........      0.30       4.38       0.07       3.62            (1.63)
                                         -------    -------    -------    -------         --------
         Total from Investment
           Activities.................      0.26       4.32       0.03       3.59            (1.60)
                                         -------    -------    -------    -------         --------
DISTRIBUTIONS
    Net investment income (loss)......        --         --         --         --            (0.03)
    Net realized gains................     (0.28)        --         --         --               --
                                         -------    -------    -------    -------         --------
         Total Distributions..........     (0.28)        --         --         --            (0.03)
                                         -------    -------    -------    -------         --------
NET ASSET VALUE, END OF PERIOD........   $ 16.29    $ 16.31    $ 11.99    $ 11.96         $   8.37
                                         =======    =======    =======    =======         ========
Total Return (excludes sales
  charge).............................      1.77%     36.03%      0.25%     42.89%          (16.02%)(c)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets at end of period
      (000)...........................   $43,278    $38,008    $24,775    $11,012         $ 11,716
    Ratio of expenses to average net
      assets..........................      1.11%      1.27%      1.35%      0.62%            0.28%(b)
    Ratio of net investment income
      (loss) to average net assets....     (0.35%)    (0.62%)    (0.69%)    (0.24%)           0.58%(b)
    Ratio of expenses to average net
      assets*.........................      1.30%      1.45%      1.55%      1.64%            1.47%(b)
    Ratio of net investment income
      (loss) to average net assets*...     (0.54%)    (0.81%)    (0.89%)    (1.26%)          (0.61%)(b)
    Portfolio turnover................     32.89%     27.16%     18.76%     59.47%           14.53%
    Average Commission Rate(d)........   $0.0665         --         --         --               --

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.

(d) Represents the total dollar amount of commission paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


prospectus                              6

                                                                             BALANCED FUND
                                                                         ----------------------
                                                                                       JUNE 1,
                                                                                       1995 TO
                                                                         YEAR ENDED    AUGUST
                                                                         AUGUST 31,      31,
                                                                            1996       1995(a)
                                                                         ----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD...................................   $  10.62     $ 10.00
                                                                          ---------    --------
INVESTMENT ACTIVITIES
    Net investment income..............................................       0.35        0.08
    Net realized and unrealized gains (losses) on investments..........       0.79        0.62
                                                                          ---------    --------
         Total from Investment Activities..............................       1.14        0.70
                                                                          ---------    --------
DISTRIBUTIONS
    Net investment income..............................................      (0.35)      (0.08)
    Net realized gains.................................................      (0.13)
                                                                          ---------    --------
         Total Distributions...........................................      (0.48)      (0.08)
                                                                          ---------    --------
NET ASSET VALUE, END OF PERIOD.........................................   $  11.28%    $ 10.62
                                                                          ========     =======
Total Return (excludes sales charge)...................................      10.87%       6.98%(c)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets at end of period (000)..................................   $ 22,592     $12,842
    Ratio of expenses to average net assets............................       0.38%       0.90%(b)
    Ratio of net investment income to average net assets...............       3.27%       3.17%(b)
    Ratio of expenses to average net assets*...........................       1.40%       1.92%(b)
    Ratio of net investment income to average net assets*..............       2.25%       2.15%(b)
    Portfolio turnover.................................................      71.89%      18.68%
    Average Commission Rate(d).........................................   $ 0.0792

------------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.

(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


                                        7                             prospectus

INVESTMENT OBJECTIVES

EQUITY FUND
The investment objective of the Equity Fund is to seek growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks. The Equity Fund is managed using a "quantitative" investment approach. Individual stocks in a universe are ranked according to their return characteristics. The approach seeks to measure some or all of the following quantitative factors which the Investment Adviser may supplement or modify from time to time: relative strength, earning revision and acceleration, forecast earnings to price, and normal earnings to price. An additional factor in stock selection is an attempt to structure the Equity Fund's portfolio so as to be relatively neutral to the stocks comprising Standard and Poor's Corporation's ("S&P") 500 Index regarding both industry exposure and factor exposure (e.g., company size, yield, trading activity, labor intensity, foreign-derived income, financial leverage, earnings variability, book to price, earnings to price, growth, variability in markets and recent success). The Equity Fund will not, however, seek to match or track the performance of the S&P 500, nor limit investments to stocks in that index.

Equity securities such as those in which the Equity Fund may invest are more volatile and carry more risk than some other forms of investment, including investments in short-term high-grade fixed income funds. The Equity Fund portfolio of securities will be composed of securities believed by its Investment Adviser to be generally less volatile and carry less risk than those generally held by an aggressive growth fund. Depending upon the performance of the Equity Fund's investments, the net asset value per share of such fund may decrease instead of increase.

AGGRESSIVE GROWTH FUND
The investment objective of the Aggressive Growth Fund is to seek long-term capital appreciation and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks of small to medium-size companies. The inherent risks of small to medium-size companies are two-fold: business risk and market risk. Business risk refers to the possibility that a company may do poorly due to competitive or financial factors. Market risk refers mainly to the relatively small number of shares publicly owned as compared to larger companies.

The Aggressive Growth Fund will tend to utilize a "bottom-up" approach to securities selection. In this analysis, emphasis is placed upon the prospects of each individual company rather than on its sector prospects. Particular attention will be focused upon the prospects of above market earnings growth. Other characteristics will include return on equity, product profile, condition of the balance sheet and company management. Because the Aggressive Growth Fund primarily seeks long-term return from capital appreciation, the Fund will be managed in a manner that seeks to provide roughly the same level of income as an aggressive growth fund, but less than an income fund. Also, the Aggressive Growth Fund will attempt to achieve growth over a period of years that is greater than that of an income fund. Depending upon the performance of the Aggressive Growth Fund's investments, the net asset value per share of such fund may decrease instead of increase.

prospectus                              8

BALANCED FUND
The investment objective of the Balanced Fund is to seek current income and, secondarily, long-term capital growth by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds. The portion of the Balanced Fund's assets invested in equity and debt securities will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Although the Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon additional factors such as timing and mix and the ability of its Investment Adviser to judge and react to changing market conditions. Because the Balanced Fund will invest in both debt and equity securities, the Balanced Fund is expected to produce a higher level of current income than the Equity Fund and the Aggressive Growth Fund.

ALL EQUITY INVESTMENT FUNDS
The investment objectives with respect to the Equity Fund, the Aggressive Growth Fund or the Balanced Fund may not be changed without a vote of the holders of a majority of the outstanding Shares of that Equity Investment Fund (as defined in the Statement of Additional Information). There can be no assurance that the investment objectives of the Equity Fund, the Aggressive Growth Fund or the Balanced Fund will be achieved.

Additionally, the Equity Fund, the Aggressive Growth Fund and the Balanced Fund may engage in certain investment techniques which may subject the Funds to certain risks (see "INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS").

INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS

Under normal market conditions, each of the Equity Fund and the Aggressive Growth Fund will invest at least 70% of the value of its total assets in common stocks and securities convertible into common stocks of companies believed by the Investment Adviser to be characterized by sound management and the ability to finance expected growth. Each of the Equity Fund and the Aggressive Growth Fund may also invest up to 30% of the value of its total assets in preferred stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (an "NRSRO") (e.g., at least "A" by Moody's Investors Services ("Moody's") or S&P) or, if not rated, found by the Investment Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

"Cash equivalents" are deposits or high quality, interest-bearing instruments with a remaining maturity of one year or less. The purpose of cash equivalents is to provide liquidity and income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, commercial paper, domestic and Eurodollar certificates of deposit, repurchase agreements, bankers' acceptances, United States Treasury Bills, master demand notes, agency discount notes, bank money market deposit accounts and money market mutual funds. Each Equity Investment Fund will only purchase commercial paper rated at the time of purchase within the three highest ratings categories assigned by an NRSRO (e.g., A-1 by S&P, P-1 by Moody's or F-1 by

                                        9                             prospectus

Fitch Investors Service) or, if not rated, found by the Investment Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality. See "Appendix" to the Statement of Additional Information for an explanation of these ratings. During temporary defensive periods as determined by the Investment Adviser, an Equity Investment Fund may hold up to 100% of its total assets in cash equivalents.

Under normal market conditions, the Balanced Fund will invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, convertible preferred stocks and convertible debt instruments. The Balanced Fund's equity investments will be in companies believed by its Investment Adviser to be undervalued. The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The average dollar-weighted portfolio maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions. While securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater market fluctuations as a result of changes in interest rates. The Balanced Fund's debt securities will consist of high grade securities, which are those securities rated within the three highest ratings categories assigned by an NRSRO at the time of purchase (e.g., at least "A" from Moody's or S&P (including all sub-classifications indicated by modifiers of such "A" ratings)) or, if not rated, found by the Investment Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income securities. For this purpose, fixed-income securities include debt securities, mortgage-related securities, non-convertible preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.


Certain debt securities such as, but not limited to, mortgage backed securities and CMOs, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. The Adviser determines the "effective maturity" of the securities based on the expected payment date (which is earlier than the stated maturity dates of the securities). For purposes of calculating the Balanced Fund's weighted average portfolio maturity, the effective maturity of such securities, as determined by the Adviser, will be used.


INVESTMENT COMPANY SECURITIES
Each of the Equity Investment Funds may invest in shares of other investment companies, including other American Performance Funds. However, none of the Equity Investment Funds may invest more than 5% of its total assets in the securities of any one investment company, nor may any Equity Investment Fund own more than 3% of the outstanding securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees. The Investment Adviser will consider this fee in its investment analysis when determining whether to purchase shares of these companies for an Equity Investment Fund. This fee is in addition to the fees received by an Equity Investment Fund's Investment Adviser and Administrator. In order to avoid the imposition of additional fees as a result of

prospectus                             10
investments by an Equity Investment Fund in shares of other American Performance Funds, the Investment Adviser and Administrator have agreed to promptly forward to the Equity Investment Fund any portion of their usual asset-based service fees from an American Performance Fund which is attributable to investment by the Equity Investment Fund in shares of such other American Performance Fund.

OPTIONS AND FUTURES CONTRACTS
Each Equity Investment Fund may acquire put or call options and futures contracts and may write covered call options. See the Statement of Additional Information for more information on these investment activities.

Futures transactions involve brokerage costs and require an Equity Investment Fund to segregate assets to cover contracts that would require it to purchase securities. An Equity Investment Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Equity Investment Fund had not entered into any futures transactions. In addition, the value of an Equity Investment Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Equity Investment Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FOREIGN SECURITIES
Each Equity Investment Fund may invest in foreign securities through the purchase of sponsored and unsponsored American Depository Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar denominated commercial paper of a foreign issuer). Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.

SECURITIES LENDING

In order to generate additional income, an Equity Investment Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Funds will enter into loan agreements only with broker-dealers, banks, or other institutions that BOTC has determined are creditworthy under guidelines established by the Funds' Board of Trustees. See the Statement of Additional Information for more information on these investment activities.


REPURCHASE AGREEMENTS
Securities held by an Equity Investment Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, an Equity Investment Fund would acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or registered broker-dealers which the Investment Adviser deems creditworthy under guidelines approved by the Funds' Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed

                                       11                             prospectus
upon date and price. The repurchase price would generally equal the price paid by the Equity Investment Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Investment Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940 (the "1940 Act"). See the Statement of Additional Information for more information regarding this investment practice.

REVERSE REPURCHASE AGREEMENTS
Each Equity Investment Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, an Equity Investment Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time an Equity Investment Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Equity Investment Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and the Investment Adviser will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by an Equity Investment Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

WHEN-ISSUED SECURITIES
Each Equity Investment Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. An Equity Investment Fund will generally not pay for such securities or start earning interest on them until they are received. When an Equity Investment Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Equity Investment Fund. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Equity Investment Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets, an Equity Investment Fund's liquidity and the ability of the Investment Adviser to manage it might be severely affected. No Equity Investment Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

PRIVATE PLACEMENT INVESTMENTS
The Equity Investment Funds may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper").

prospectus                             12

Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. No Equity Investment Fund will invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Investment Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by the Equity Investment Fund in excess of this level is at all times liquid.



Because it is not possible to predict with assurance exactly how this market for
Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Investment Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Equity Investment Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in
Section 4(2) paper could have the effect of reducing the Equity Investment Funds' liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.


MORTGAGE RELATED SECURITIES
The Balanced Fund may purchase mortgage-related securities representing pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Balanced Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates, the mortgages underlying the securities are prone to prepayment. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through

                                       13                             prospectus
securities are generally more volatile investments than other U.S. Government Securities. For these and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Balanced Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Balanced Fund will receive when these amounts are reinvested. The Balanced Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Investment Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality. For further discussion concerning the investment considerations involved, see "INVESTMENT OBJECTIVE AND POLICIES -- Additional Information on Fund Instruments -- Mortgage-related Securities" in the Statement of Additional Information.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to an Equity Investment Fund and may result in additional tax consequences to an Equity Investment Fund's Shareholders. The portfolio turnover rate for the Equity Fund for the fiscal year ended August 31, 1996 was 67.46% and the portfolio turnover rate for the Aggressive Growth Fund was 32.89%. The portfolio turnover rate for the Balanced Fund for the fiscal year ended August 31, 1996 was 71.63% with respect to the common stock portion of its portfolio and 72.29% with respect to the fixed income portion of its portfolio. For further information regarding portfolio turnover, see the Statement of Additional Information.


INVESTMENT RESTRICTIONS

Each Equity Investment Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Equity Investment Fund (as defined in "GENERAL INFORMATION --
Miscellaneous").

Pursuant to these investment restrictions:

1. Each of the Equity Investment Funds will not purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer or more than 10% of the outstanding voting securities of the issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Each of the Equity Investment Funds will not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to

prospectus                             14
   obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

3. The Equity Investment Funds may not borrow money or issue senior securities, except that each Equity Investment Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Equity Investment Fund's total assets at the time of its borrowing. No Equity Investment Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

4. No Equity Investment Fund may make loans, except that each Equity Investment Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.

5. No Equity Investment Fund will enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

Additionally, although not a matter controlled by their fundamental investment policies or restrictions (and therefore subject to change without shareholder approval), no Equity Investment Fund will, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, (1) invest more than 5% of any Equity Investment Fund's net assets in warrants valued at the lower of cost or market; provided that, of this 5%, no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange or (2) invest in illiquid investments, including securities which are subject to legal or contractual restrictions on resale, or for which there is no readily available market if more than 15% of an Equity Investment Fund's average net assets would be invested in such securities. For purposes of restriction (1) in the preceding sentence, warrants acquired by an Equity Investment Fund in units or attached to other securities may be deemed to be without value.

VALUATION OF SHARES

The net asset value of the Funds are determined and their Shares are priced as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and the Federal Reserve Bank of Kansas City is open, except days on which there are not sufficient changes in the value of a Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE or the Federal Reserve Bank of Kansas City is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day,

                                       15                             prospectus

Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to each Equity Investment Fund, less the liabilities charged to each Equity Investment Fund, by the number of its outstanding Shares.

The securities in each Equity Investment Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Funds' Board of Trustees believes accurately reflects fair value. Debt securities with remaining maturities of 60 days or less will be valued in accordance with the amortized cost method where the Funds' Trustees determine that amortized cost is fair value. For further information about valuation of investments, see the Statement of Additional Information.

HOW TO PURCHASE SHARES


Shares of the Equity Investment Funds are sold on a continuous basis and may be purchased directly from the Funds' Distributor, BISYS, either by mail, by telephone, or by electronic transfer. Shares may also be purchased through a bank or broker-dealer who has established a dealer agreement with the Distributor. Except as described in "Auto Invest Plan" below, the minimum initial purchase is $1,000, and the minimum for subsequent purchases is only $100. These minimums may be waived if purchases are made in connection with Individual Retirement Accounts ("IRAs"), Keoghs, qualified pension plans, similar plans, or other employer plans. For information on IRAs, Keoghs or similar plans, contact BOTC at (918) 588-6586.


BY MAIL
Investors may purchase Shares of any Equity Investment Fund by completing and signing an Account Registration form and mailing it, along with a check (or other negotiable bank instrument or money order) for at least $1,000, payable to the appropriate Fund, in care of the Funds' Custodian at Bank of Oklahoma, N.A.,
Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. Subsequent purchases of Shares may be made at any time by mailing a check (or other negotiable bank draft or money order) for at least $100, payable to the appropriate Fund, to the above address.

Account Registration forms can be obtained by calling the Funds at (800)
762-7085.

BY TELEPHONE OR ELECTRONIC TRANSFER

If an investor's Account Registration form has been previously received by the Distributor, investors may also purchase Shares of the Equity Investment Funds by telephone or by electronic transfer to the Funds' Custodian. To place an order by telephone, call the Funds toll-free at (800) 762-7085. Payment for Shares ordered by telephone may be made by check and must be received by the Funds' Custodian within the settlement requirements defined under the Securities Exchange Act of 1934. Shares of the Equity Investment Funds ordered by telephone will be purchased for the Shareholder's account when the order has been received. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Funds at (800) 762-7085.


If payment for the Shares is not received within the prescribed time periods, or if a check timely received does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred.

prospectus                             16

AUTO INVEST PLAN

The Funds offer an Auto Invest Plan which enables Shareholders of the Equity Investment Funds to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts. With Shareholder authorization, the Transfer Agent deducts the amount specified from the Shareholder's bank account which is then automatically invested in Shares at net asset value. The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in an Equity Investment Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration form which can be acquired by calling (800) 762-7085. To change the Auto Invest instructions, a Shareholder must submit a written request to the Funds. A Shareholder may discontinue the feature by submitting a written request to or by calling the Funds.


FUND DIRECT INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
A Fund Direct IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

All IRA distribution requests must be made in writing to the Funds. Any additional deposits to an IRA must distinguish the type and year of the contribution. For more information on an IRA call the Funds at (800) 762-7085. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions.

OTHER INFORMATION REGARDING PURCHASES

Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations under the Funds' Distribution Plan (See "DISTRIBUTION"). Shares of any Equity Investment Fund sold to a Participating Organization on behalf of Customers will normally be held of record by the Participating Organization and it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof on a timely basis.


Depending upon the terms of a particular Customer account, a Participating Organization may charge a Customer account fees for services provided in connection with investment in an Equity Investment Fund. Information concerning these services and any charges can be obtained from the Participating Organization or one of its affiliates. This Prospectus should be read in conjunction with any such information so received.


Shares of each Equity Investment Fund are purchased at the net asset value per share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares in good form, plus any applicable sales charge as described below. Purchases of Shares in an Equity Investment Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of that Equity Investment Fund. An order received prior to the Valuation Time on any


                                       17                             prospectus

Business Day will be executed at the net asset value determined as of the Valuation Time on the day of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day.


In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the brokerdealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next day.


Each Equity Investment Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party checks.

Every Shareholder will receive a confirmation of each new transaction in the Shareholder's account, which will show the total number of Shares of such Fund owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Confirmation of purchases and redemptions of Shares of the Equity Investment Funds by a Participating Organization on behalf of a Customer will be sent by the Participating Organization. Shareholders may rely on these statements in lieu of certificates. No certificates representing Shares of any Equity Investment Fund will be issued.

SALES CHARGES

The public offering price of a Share of each of the Equity Investment Funds equals its net asset value plus a sales charge. BISYS receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, at its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

The following table sets forth information pertaining to the Sales Charges for each of the Equity Investment Funds.

                                                                           DEALER DISCOUNTS
                                                                            AND BROKERAGE
                                       SALES CHARGE AS   SALES CHARGE AS    COMMISSIONS AS
                                       A PERCENTAGE OF   A PERCENTAGE OF     % OF PUBLIC
                                         NET AMOUNT       NET OFFERING         OFFERING
         AMOUNT OF PURCHASE               INVESTED            PRICE             PRICE
-------------------------------------  ---------------   ---------------   ----------------
Less than $50,000....................        4.17%             4.00%              3.50%
$50,000 but less than $250,000.......        3.63%             3.50%              3.00%
$250,000 but less than $500,000......        3.09%             3.00%              2.50%
$500,000 but less than $1,000,000....        2.56%             2.50%              2.25%
$1,000,000 or more...................        2.04%             2.00%              2.00%

prospectus                             18

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.

The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

SALES CHARGE WAIVERS

The Distributor may periodically waive the sales charges for all customers with respect to any of the Equity Investment Funds. In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge.


The sales charges may also be waived for (1) investors who purchase through accounts with the Investment Adviser and through their existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Equity Investment Funds within their trust accounts and purchase additional Shares outside of these trust relationships; and (7) investors within wrap accounts.



Each investor described in paragraphs (2), (3), (4), and (6) above must identify himself or herself at the time of purchase. When an investor who has previously redeemed Shares of any American Performance Fund re-enters the American Performance Funds, the sales charge on the newly purchased shares will be waived on a one-time basis in an amount up to the total of any sales charge paid on the Shares previously redeemed. If the Shareholder exercising this re-entry privilege paid a sales charge on the redeemed shares and held them for less than 91 days, such Shareholder must reduce his or her cost basis of the redeemed shares for purposes of determining any capital gain or loss on the redemption by the lesser of (1) the sales charge paid for those shares, or (2) the sales charge waived


                                       19                             prospectus
in connection with the purchase of the new shares. The Funds reserve the right to alter the terms of their sales charge waiver practices upon sixty days' notice to Shareholders.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION

For purposes of qualifying for a reduced sales charge, investors have the privilege of combining concurrent purchases of, and holdings in, shares of any Funds of the Funds sold with a sales charge ("Eligible Shares"). Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares.

To receive the applicable public offering price pursuant to concurrent purchases and the right of accumulation, Shareholders must, at the time of purchase, give the Distributor sufficient information to permit confirmation of qualification. Investors may combine purchases of Eligible Shares that are made in their individual capacity with (1) purchases that are made by members of their immediate household and (2) purchases made by businesses that they own as sole proprietorships, for purposes of obtaining reduced sales charges pursuant to concurrent purchases and the right of accumulation. In order to accomplish this, however, investors must designate on the Account Registration form the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time of the concurrent purchases and when the right of accumulation is exercised.

LETTER OF INTENT

You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your intention to invest, within a period of 13 months, a certain amount in Shares of any of the American Performance Funds which charge a sales load. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased. Such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Shares are not subject to escrow. The escrowed Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released.

Additionally, if the total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. Adjustments for these purchases and purchases made during the 90-day period prior to submission of

prospectus                             20
the Letter of Intent will be made at the conclusion of the 13-month period and in the form of additional shares credited to the shareholder's account at the then current Public Offering Price applicable to a single purchase of the total amount of the total purchase.

For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

EXCHANGE PRIVILEGE

Shares of any Equity Investment Fund may be exchanged without payment of a sales charge for Shares of any American Performance Fund having a sales charge equal to or less than that of the Equity Investment Fund Shares sought to be exchanged. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares that is less than the sales charge applicable to the Shares sought to be acquired through the exchange, such Shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged Shares and the sales charge applicable to the Shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the Shares exchanged. An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares and held them for less than 91 days, for purposes of determining the amount of the capital gain or loss, such Shareholder must reduce his or her cost basis of the exchanged Shares by the lesser of (1) the sales charge paid for those Shares, or (2) the sales charge waived on the exchange. The sales charge is treated as incurred in connection with the acquisition of the newly exchanged-for Shares. The exchange privilege may only be exercised in states where the exchange may legally be made. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to Shareholders.


A Shareholder wishing to exchange his or her Shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Distributor. Any Shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.


HOW TO REDEEM SHARES

Shares may ordinarily be redeemed by mail or by telephone. Shareholders may redeem their Shares without charge on any day that the net asset value is calculated (see "VALUATION OF SHARES"). However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account held at a Participating Organization.

BY MAIL

Shares may be redeemed by mail by sending a written request to the Distributor in care of the Funds' Custodian at Bank of Oklahoma, N.A., Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. The Distributor may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The


                                       21                             prospectus

Distributor reserves the right to reject any signature guarantee if (i) it has reason to believe that the signature is not genuine, (ii) it has reason to believe that the transaction would otherwise be improper, or (iii) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirements will be waived if all of the following conditions apply:
(1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed or sent electronically to a commercial bank account previously designated on the Account Registration form or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE

Shares may be redeemed by telephone if the Account Registration form reflects that the Shareholder has that capability. The Shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a commercial bank account previously designated on the Account Registration form. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Electronic payment requests may be made by the Shareholder by calling the Funds at (800) 762-7085. The Transfer Agent may reduce the amount of a wire redemption payment by the Custodian's then-current wire redemption charge (presently $15.00). Neither the Distributor, the Transfer Agent, the Investment Adviser, nor the Funds will be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that the instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Distributor at the address listed above under "HOW TO REDEEM SHARES -- By Mail." The telephone redemption option will be suspended for a period of 10 days following a telephonic address change.


SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan enables Shareholders of the Funds to make regular monthly or quarterly redemptions of Shares if their account has at least $10,000. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $100. To participate in the Systematic Withdrawal Plan, Shareholders should call (800) 762-7085 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. To change the Systematic Withdrawal instructions, a Shareholder must submit a written request to the Distributor. A Shareholder may discontinue the feature by submitting a written request to or by calling the Funds.


prospectus                             22

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per Share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the settlement requirements defined in the Securities Exchange Act of 1934, after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Trust will attempt to honor requests from Shareholders for next Business Day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Trust or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


At various times, an Equity Investment Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for up to 15 days until payment has been collected for the purchase of such Shares. The Equity Investment Funds intend to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in readily marketable portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high cost of handling small investments, each Equity Investment Fund reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in any Equity Investment Fund has a value of less than $500. Accordingly, an investor purchasing Shares of any Equity Investment Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before any Equity Investment Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least $500.

See the Funds' Statement of Additional Information -- "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" -- for examples of when the right of redemption may be suspended.

DIVIDENDS


Net investment income of the Equity Fund, the Aggressive Growth Fund and the Balanced Fund is declared and paid quarterly as a dividend to persons who are Shareholders at the close of business on the day of declaration. Net capital gain income is distributed at least once a year. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the ex-dividend date, unless the Shareholder elects to receive dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Distributor at: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 and will become effective with respect to dividends and distributions having record dates after its receipt by the Distributor.


                                       23                             prospectus

Shareholders may elect to have all income, dividends, and capital gains distributions paid by check or reinvested in the Fund. If you elect to receive distributions paid by check and the check (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your payment election will be changed automatically and your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable check that remains uncashed for six months will be canceled and reinvested in the Fund at the per share net asset value determined as of the date of cancellation.



FEDERAL INCOME TAXES


Each Equity Investment Fund is treated as a separate entity for federal income tax purposes, each intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") and each intends to distribute all of its net investment income and capital gains so that it is not required to pay federal income taxes on amounts so distributed to Shareholders. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

Receipt by a Shareholder of a distribution of ordinary income and/or an excess of net short-term capital gain over net long-term loss is treated as a receipt of ordinary income, whether such distribution is paid in cash or additional shares. The "70 percent dividends-received deduction" for corporations generally will apply to these distributions to corporate shareholders to the extent the distribution represents amounts that would qualify for the "dividends-received" deduction if the Equity Investment Fund making the distribution were a regular corporation, and to the extent designated by such Equity Investment Fund as so qualifying.

Distribution by each Equity Investment Fund of the excess of net long-term capital gain over net short-term capital loss is generally taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held shares in the Equity Investment Fund. Such distributions are not eligible for the dividends-received deduction. If a Shareholder disposes of Shares in the Equity Investment Fund at a loss before holding such Shares for longer than six months, such loss will be treated as a long-term capital loss to the extent the Shareholder has received a capital gain dividend on the Shares.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Dividends or capital gains distributions paid after a purchase of Shares are subject to federal income taxes, although in some circumstances the dividends or distributions may be, as an economic matter, a return of capital.

Additional information regarding federal income taxes is contained in the Statement of Additional Information under "INVESTMENT OBJECTIVE AND POLICIES -- Additional Tax Information Concerning All The Funds." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Equity Investment Funds and their Shareholders. In addition, the foregoing discussion and the federal tax information in the Statement of Additional Information are based on tax laws and regulations which are in effect as of the date of this Prospectus; these laws and regulations may subsequently change.

prospectus                             24

Prospective investors in an Equity Investment Fund are advised to consult their tax adviser with special reference to their own tax situations, including the potential application of state and local taxes.

DISTRIBUTION


Shares of the Equity Investment Funds are sold on a continuous basis by the Distributor for the Funds, BISYS Fund Services (the "Distributor"). Under the Funds' Distribution and Shareholder Services Plan (the "Distribution Plan"), the Equity Investment Funds will pay a monthly distribution fee (also referred to as a 12b-1 fee) to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and the Distributor, or (2) twenty-five one-hundredths of one percent (.25%) of the average daily net assets of each of the Equity Investment Funds. The Distributor may use the distribution fee to provide distribution assistance with respect to the Equity Investment Funds' Shares or to provide Shareholder services to the holders of the Equity Investment Funds' Shares ("Customers") purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Distribution Plan.


The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to contractual agreement entered into under the Distribution Plan.

The Glass-Steagall Act and other applicable laws generally prohibit banks from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, banks acting as Participating Organizations may provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Funds to alter or discontinue their arrangements with banks that act as Participating Organizations, or change their method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect their net asset value per share or result in financial loss to any customer. See the Statement of Additional Information for further information regarding the Distribution Plan and "MANAGEMENT OF THE EQUITY INVESTMENT FUNDS -- Banking Laws" for information concerning the applicability of the Glass-Steagall Act to the Investment Adviser's investment advisory services to the Funds.

MANAGEMENT OF THE EQUITY INVESTMENT FUNDS

TRUSTEES OF THE FUNDS

Overall responsibility for management of the Equity Investment Funds rests with the Board of Trustees of the Funds, who are elected by the Shareholders of the Funds. The Funds will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently four Trustees, of whom three are not "interested persons" of the Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Funds to supervise actively the Funds' day-to-day operations.


                                       25                             prospectus

The Trustees of the Funds, their addresses, and their principal occupations during the past five years, are as follows:


                             POSITION(S) HELD                      PRINCIPAL OCCUPATION
    NAME AND ADDRESS          WITH THE FUNDS                      DURING PAST FIVE YEARS
-------------------------   -------------------   ------------------------------------------------------
Walter B. Grimm*               Chairman and       From June, 1992 to present, employee of BISYS Fund
3435 Stelzer Road                 Trustee           Services; from 1987 to June 1992, President of Leigh
Columbus, Ohio 43219                                Consulting/Investments (investment firm).

Michael J. Hall                   Trustee         From December, 1995 to present, Vice President and
7130 South Lewis                                    Chief Financial Officer, Worldwide Sports &
Suite 850                                           Recreation, Inc.; from January, 1994 to present,
Tulsa, Oklahoma 74136                               Vice President and Chief Financial Officer, Pexco
                                                    Holdings, Inc.; from 1991 to December, 1993, Senior
                                                    Vice President, Finance Administration, Chief
                                                    Financial Officer, Treasurer and Director of
                                                    Operations, Europe/Africa/ Middle East Region of
                                                    T.D. Williamson, Inc. (a heavy equipment
                                                    manufacturer).

Perry A. Wimpey                   Trustee         From January, 1992 to present, Local Financial and
4843 S. 69th East Avenue                            Regulatory Consultant; from June, 1985 to January,
Tulsa, Oklahoma 74145                               1992, Senior Vice President and Chief Financial
                                                    Officer, ONEOK Inc. (an energy company)

I. Edgar Hendrix                  Trustee         From June, 1983 to present, Vice President and
8 East 3rd Street                                   Treasurer, Parker Drilling Co.
Tulsa, Oklahoma 74103

------------
*  Indicates an "interested person" of the Funds as defined in the 1940 Act.


The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Investment Adviser, Sub-Adviser, or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund of the Funds for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

INVESTMENT ADVISER
BancOklahoma Trust Company serves as investment adviser to the Equity Investment Funds. BOTC, the largest trust company in the State of Oklahoma, is a subsidiary of Bank of Oklahoma, N.A. ("BOK") which in turn is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.

BOTC maintains offices in Tulsa and Oklahoma City and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOTC has experience in providing investment advisory services to the Funds, and experience in managing collective investment funds with

prospectus                             26
investment portfolios and objectives comparable to those of the Funds. BOTC also serves as transfer agent and registrar for corporate securities, paying agent for dividends and interest, and indenture trustee of bond issues. At December 31, 1995, BOTC was responsible for approximately $7.2 billion in assets including approximately $3.2 billion in assets under management and possessed total capital, surplus and undivided profits of $7.7 million.


Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each Equity Investment Fund, BOTC manages the Equity Investment Funds, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities, and maintains each Equity Investment Fund's records relating to such purchases.

The persons primarily responsible for the day-to-day management of each Equity Investment Fund, as well as their previous business experience, are as follows:

       PORTFOLIO MANAGER                       BUSINESS EXPERIENCE
     ---------------------    ------------------------------------------------------
     Joe P. Sing, Jr.         Manager of the Aggressive Growth Fund since its
                              inception. Since 1984, Mr. Sing has been a portfolio
                              manager for BOTC.
     Grafton M. Potter        Manager of the Equity Fund since its inception. Since
                              1988, Mr. Potter has served as Director of Equity
                              Research for BOTC.
     Andy H. Hood             Manager of the Balanced Fund since its inception.
                              Since 1993, Mr. Hood has been a portfolio manager for
                              BOTC. From 1987 to 1993 Mr. Hood was a portfolio
                              manager for Sun Trust Bank in Florida.


For the services provided and expenses assumed pursuant to its investment advisory agreement with the Funds, BOTC receives a fee from the Equity Fund and the Aggressive Growth Fund, computed daily and paid monthly equaling the lesser of (1) such fee as may from time to time be agreed upon by the Funds and BOTC, or (2) sixty-nine one-hundredths of one percent (.69%) of each Fund's average daily net assets. BOTC receives a fee from the Balanced Fund computed daily and paid monthly equaling the lesser of (1) such fee as may from time to time be agreed upon by the Fund and BOTC, or (2) seventy-four-one-hundredths of one percent (.74%) of the Balanced Fund's average daily net assets. BOTC and its parent, BOK, also receive fee income from the Funds from several other sources. (See "SALES CHARGES," "DISTRIBUTION," and "MANAGEMENT OF THE EQUITY INVESTMENT FUNDS -- Custodian and Transfer Agent.") BOTC may periodically waive all or a portion of its advisory fee with respect to any Equity Investment Fund to increase the net income of such Equity Investment Fund available for distribution as dividends. In order to reduce operating expenses, BOTC has currently established the investment advisory fees pertaining to the Equity Fund, the Aggressive Growth Fund and the Balanced Fund at .50%, .50% and 0.00% of each respective Fund's average daily net assets.



For investment advisory services for the fiscal year ended August 31, 1996, the Funds paid BOTC 0.50% of the average net assets of each of the Equity Fund and the Aggressive Growth Fund, after voluntary fee reductions. The Fund did not pay any investment advisory fees for the Balanced Fund, after voluntary fee reductions.


                                       27                             prospectus

ADMINISTRATOR AND DISTRIBUTOR
BISYS is the Administrator for the Funds, and also acts as the Funds' principal underwriter and Distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator generally assists in all aspects of each Fund's administration and operation.

For expenses assumed and services provided as Administrator pursuant to its management and administration agreement with the Funds, BISYS receives a fee from each Equity Investment Fund, computed daily and paid periodically, at the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and the Administrator, or (2) twenty one-hundredths of one percent (.20%) of each Equity Investment Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to an Equity Investment Fund to increase the net income of the Equity Investment Fund available for distribution as dividends.


For administration services for the Equity Investment Funds for the fiscal year ended August 31, 1996 the Funds paid the Administrator .20% of the average net assets of each of the Equity Investment Funds.


SUB-ADMINISTRATOR

BOTC serves as the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BOTC. Pursuant to this agreement, BOTC has assumed many of the Administrator's duties, for which BOTC receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (.05%) of each Fund's average net assets.


EXPENSES
The Investment Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and general manager and administrator, respectively, other than the cost of securities (including brokerage commissions) purchased for the Funds. Each Equity Investment Fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees and travel expenses of the Trustees of the Funds, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the particular Fund, certain insurance premiums, costs of maintenance of the Funds' existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in each Fund's operation.


The total of all expenses incurred by the Funds for the fiscal year ended August 31, 1996 was 1.08%, 1.11% and 0.38% of the average net assets of the Equity Fund, the Aggressive Growth Fund, and the Balanced Fund, respectively, after voluntary fee reductions.


prospectus                             28

BANKING LAWS
The Investment Adviser believes that it may perform the investment advisory services for the Equity Investment Funds contemplated by its agreements with the Funds and by this Prospectus without violating the Glass-Steagall Act. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Investment Adviser could continue to perform such services for the Funds. See the Statement of Additional Information under the heading "MANAGEMENT OF THE FUNDS -- Glass-Steagall Act" for further discussion of applicable banking laws and regulations.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

GENERAL INFORMATION

DESCRIPTION OF THE FUNDS AND THEIR SHARES
The Equity Fund, the Aggressive Growth Fund and the Balanced Fund represent three separate series of units of beneficial interest ("Shares") of American Performance Funds, a Massachusetts business trust which was organized in October of 1987 and began active operations in August of 1990. The organizational expenses of the Balanced Fund were capitalized and will be amortized during the Fund's first two years of operations. Such amortization will reduce amounts available for distribution as dividends to Shareholders. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees.


The Funds believe that as of November 22, 1996, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholders of record of 97% of the Equity Fund's Shares, 95.5% of the Aggressive Growth Fund's Shares and 99.7% of the Balanced Fund's Shares, respectively. The Funds believe that as of the same date, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts voting and investment power with respect to 81%, of the Equity Funds' Shares, 66.7% of the Aggressive Growth Fund's Shares and 62% of the Balanced Fund's Shares, respectively and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each of these Equity Investment Funds under the 1940 Act.


Shareholders are entitled to one vote for each Share, and a proportionate fractional vote for any fraction of a Share, and will vote in the aggregate and not by series except as otherwise expressly required by law.

Although the Funds are not required to hold annual meetings of Shareholders, Shareholders have the right (1) to call a meeting to elect or remove one or more of the Trustees of the Funds and (2) to be assisted by the Trustees in communicating with other Shareholders of the Funds. Shareholder inquiries should be directed to the Secretary of the Funds, at 3435 Stelzer Road, Columbus, Ohio 43219.

Overall responsibility for the management of the Funds is vested in the Board of Trustees. See "MANAGEMENT OF THE EQUITY INVESTMENT FUNDS -- Trustees of the Funds." Individual Trustees

                                       29                             prospectus
are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders in accordance with the provisions of the Declaration of Trust and By-laws of the Funds and Massachusetts law. See "ADDITIONAL INFORMATION -- Miscellaneous" in the Statement of Additional Information for further information.

CUSTODIAN AND TRANSFER AGENT
Bank of Oklahoma, N.A. serves as custodian for the Funds ("Custodian"). BISYS Fund Services Ohio, Inc., an affiliate of BISYS, serves as the transfer agent for the Funds ("Transfer Agent") and performs fund accounting.

PERFORMANCE INFORMATION
From time to time performance information for the Equity Investment Funds showing their average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Total return will be calculated for the period since the establishment of the Equity Investment Funds and will, unless otherwise noted, reflect the imposition of the maximum sales charge. For the information of Shareholders not subject to a sales charge, the Equity Investment Funds may also publish total return figures which include no sales charge. Average annual total return is measured by comparing the value of an investment in an Equity Investment Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is measured similarly to average annual total return, however the resulting difference is not annualized. The yield of an Equity Investment Fund is determined by annualizing the Fund's net investment income per share during a recent specified thirty-day period ending on the last day of the most recent calendar quarter, and dividing that amount by the Fund's per share net asset value on the last day of the period.

In addition, from time to time the Funds may present their respective distribution rates in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per share made by a Fund over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Investors may also judge the performance of an Equity Investment Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, The Russell 2000 Index, and Morningstar, Inc. and to data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, Fortune, Ibbotson Associates, Inc., U.S.A. Today, CDA/Wiesenberger, American Banker, Institutional Investor and local newspapers. In addition to performance information,

prospectus                             30
general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by a Participating Organization with respect to Customer accounts for investing in shares of Equity Investment Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. Further information regarding Performance Comparisons may be found in the Statement of Additional Information under "Performance Comparisons."

Additional information about the performance of each Equity Investment Fund is contained in the Funds' Annual Report to Shareholders, which is available free of charge by calling the telephone number on the front page of this Prospectus.

MISCELLANEOUS
Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to" a Fund means the consideration received by the Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by the Funds' Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses with respect to that Fund, and with a share of the general liabilities and expenses of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Funds to particular Funds will be determined by the Board of Trustees of the Funds and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Funds as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the outstanding Shares of the Funds or such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding shares of the Funds or such Fund.

                                       31                             prospectus

Inquiries regarding each Equity Investment Fund may be directed in writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free
(800) 762-7085.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE EQUITY INVESTMENT FUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE EQUITY INVESTMENT FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

prospectus                             32

                           AMERICAN PERFORMANCE FUNDS

                            EQUITY INVESTMENT FUNDS

                                  EQUITY FUND
                             AGGRESSIVE GROWTH FUND
                                 BALANCED FUND

                               INVESTMENT ADVISER

                           BancOklahoma Trust Company
                             Bank of Oklahoma Tower
                             Tulsa, Oklahoma 74103

                           ADMINISTRATOR/DISTRIBUTOR

                              BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                 LEGAL COUNSEL

                                  Ropes & Gray
                              One Franklin Square
                              1301 K Street, N.W.
                                 Suite 800 East
                             Washington, D.C. 20005

                                    AUDITORS

                             KPMG Peat Marwick LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215

                ------------------------------------------------

                                  EQUITY FUND

                             AGGRESSIVE GROWTH FUND

                                 BALANCED FUND

                ------------------------------------------------

                       PROSPECTUS DATED DECEMBER 16, 1996


                       [AMERICAN PERFORMANCE FUNDS LOGO]

                              AMERICAN PERFORMANCE
                                     FUNDS

                              CROSS REFERENCE SHEET
                              ---------------------

                           AMERICAN PERFORMANCE FUNDS
                           --------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

Form N-1A Part B Item
---------------------
10.  Cover Page                                           Cover Page

11.  Table of Contents                                    Table of Contents

12.  General Information and History                      The Funds; Additional
                                                          Information - Description of Shares

13.  Investment Objective
        and Policies                                      Investment Objectives and Policies

14.  Management of the Group                              Management of the Funds

15.  Control Persons and Principal
     Holders of Securities                                Additional Information - Miscellaneous

16.  Investment Advisory and
        Other Services                                    Management of the Funds

17.  Brokerage Allocation                                 Management of the Funds - Portfolio
                                                          Transactions

18.  Capital Stock and Other
        Securities                                        Valuation; Additional Purchase and
                                                          Redemption Information; Additional
                                                          Information

19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered                                   Valuation; Additional Purchase and
                                                          Redemption Information; Management of
                                                          the Funds

20.  Tax Status                                           Investment Objectives and Policies -
                                                          Additional Tax Information Concerning
                                                          All of the Funds; Additional Tax

                                                          Information Concerning the Intermediate
                                                          Tax-Free Bond Fund

21.  Underwriters                                         Management of the Funds - Distributor;
                                                          Management of the Funds - Distribution

22.  Calculation of Performance
          Data                                            Additional Information -
                                                          Calculation of Performance Data

23.  Financial Statements                                 Financial Statements


Part C

               Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                       STATEMENT OF ADDITIONAL INFORMATION

                           AMERICAN PERFORMANCE FUNDS

                     AMERICAN PERFORMANCE MONEY MARKET FUNDS
                   AMERICAN PERFORMANCE BOND INVESTMENT FUNDS
                  AMERICAN PERFORMANCE EQUITY INVESTMENT FUNDS


                                DECEMBER 16, 1996


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Money Market Funds, the American Performance Bond Investment Funds, and the American Performance Equity Investment Funds, each of which bears the same date as this Statement of Additional Information. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each of the Prospectuses for the American Performance Funds (the "Funds") may be obtained by writing the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 762-7085.



                                              TABLE OF CONTENTS

                                                                                                        Page
                                                                                                        ----
THE FUNDS..................................................................................................1

INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
      ADDITIONAL INFORMATION ON FUND INSTRUMENTS...........................................................1
               Bank Obligations............................................................................1
               U.S. Government Obligations.................................................................3
               Purchases of Options........................................................................4
               Covered Calls...............................................................................4
               Puts .......................................................................................6
               Futures Contracts...........................................................................7
               Mortgage-Related Securities.................................................................8
               Loan Participation..........................................................................9
               Foreign Investments........................................................................10
               When-Issued Securities.....................................................................10
               Securities Lending.........................................................................11
               Repurchase Agreements......................................................................11
               Municipal Securities.......................................................................12
      INVESTMENT RESTRICTIONS.............................................................................13
      PORTFOLIO TURNOVER..................................................................................14
      ADDITIONAL TAX INFORMATION CONCERNING ALL THE FUNDS ................................................15
      ADDITIONAL TAX INFORMATION CONCERNING THE  INTERMEDIATE
               TAX-FREE BOND FUND.........................................................................17

VALUATION.................................................................................................19
      THE MONEY MARKET FUNDS..............................................................................19
      THE BOND AND EQUITY INVESTMENT FUNDS................................................................20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................................................20

MANAGEMENT OF THE FUNDS...................................................................................21
      TRUSTEES AND OFFICERS...............................................................................21
      INVESTMENT ADVISER AND SUB-ADVISER..................................................................22
      DISTRIBUTION........................................................................................25
      GLASS-STEAGALL ACT..................................................................................28
      PORTFOLIO TRANSACTIONS..............................................................................29
      ADMINISTRATOR.......................................................................................31
      SUB-ADMINISTRATOR...................................................................................33
      EXPENSES ...........................................................................................33

      DISTRIBUTOR....................................................................................... 34
      CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT.................................................... 34
      AUDITORS ......................................................................................... 37
      LEGAL COUNSEL..................................................................................... 37

ADDITIONAL INFORMATION.................................................................................. 37
      DESCRIPTION OF SHARES............................................................................. 37
      SHAREHOLDER AND TRUSTEE LIABILITY................................................................. 38
      CALCULATION OF PERFORMANCE DATA................................................................... 39
      PERFORMANCE COMPARISONS........................................................................... 41
      MISCELLANEOUS..................................................................................... 42

FINANCIAL STATEMENTS.................................................................................... 48
      Independent Auditors' Report...................................................................... 48
      Audited Financial Statements as of August 31, 1996................................................ 48

APPENDIX................................................................................................ 49

                                    THE FUNDS

         The American Performance Funds (the "Funds") consist of nine series of units of beneficial interest ("Shares") each representing interests in one of nine separate investment portfolios of a diversified open-end management investment company: the American Performance U.S. Treasury Fund (the "U.S. Treasury Fund"), the American Performance Cash Management Fund (the "Cash Management Fund"), the American Performance Equity Fund (the "Equity Fund"), the American Performance Aggressive Growth Fund (the "Aggressive Growth Fund"), the American Performance Balanced Fund (the "Balanced Fund"), the American Performance Bond Fund (the "Bond Fund"), the American Performance Intermediate Bond Fund (the "Intermediate Bond Fund"), the American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund"), and the American Performance Short-Term Income Fund (the "Short-Term Income Fund"). The U.S. Treasury Fund and the Cash Management Fund are sometimes referred to herein as the "Money Market Funds"; the Equity Fund, the Aggressive Growth Fund and the Balanced Fund are sometimes referred to herein as the "Equity Investment Funds"; and the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to herein as the "Bond Investment Funds." Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

    ADDITIONAL INFORMATION ON FUND INSTRUMENTS
    ------------------------------------------

         BANK OBLIGATIONS
         ----------------

         The Cash Management Fund, the Bond Investment Funds, and the Equity Investment Funds may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits. The Cash Management Fund will normally invest more than 25% of its assets in such investments.

         BANKERS' ACCEPTANCES: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         CERTIFICATES OF DEPOSIT: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

         In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

         COMMERCIAL PAPER: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

         The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

         VARIABLE AMOUNT AND FLOATING RATE NOTES: Commercial paper eligible for investment by the Cash Management Fund, the Equity Investment Funds, and the Bond Investment Funds may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Fund's Investment Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Investment Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.


         Variable or floating rate notes with stated maturities of more than one year may, under the Securities and Exchange Commission's amortized cost rule, 17 C.F.R. Section 270.2a-7, be deemed to have shorter maturities as follows:


         (1) A note that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         U.S. GOVERNMENT OBLIGATIONS
         ---------------------------

         The U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. All of the other Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. (Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Government; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality.) No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund (excluding however, the U.S. Treasury Fund) will invest in the obligations of such agencies or instrumentalities only when its Investment Adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see "Investment Objective and Policies-Mortgage-related Securities" in this Statement of Additional Information.

         PURCHASES OF OPTIONS
         --------------------

         The Equity Investment Funds and Bond Investment Funds may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the foregoing Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         The Equity Investment Funds and Bond Investment Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

         Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Equity Investment and Bond Investment Funds will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

         COVERED CALLS
         -------------

         The Equity Investment Funds and the Bond Investment Funds may write
    (sell) "covered" call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of each Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Equity Investment Funds and the Bond Investment Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund's net assets.

         Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Equity Investment Funds and Bond Investment Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its net assets.

         The premium received is the fair market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Investment Adviser in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         PUTS
         ----

         The Equity Investment Funds, Bond Investment Funds, and the Cash Management Fund may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Cash Management Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

         Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Investment Adviser's opinion, present minimal credit risks.

         FUTURES CONTRACTS
         -----------------

         The Equity Investment Funds and the Bond Investment Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of an Equity Investment or Bond Investment Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of an Equity Investment or Bond Investment Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Equity Investment or Bond Investment Fund's qualification as a regulated investment company ("RIC").


         MORTGAGE-RELATED SECURITIES
         ----------------------------


         Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Equity Fund, the Aggressive Growth Fund and the Intermediate Tax-Free Bond Fund will limit its total investment in such securities to 5% or less of net assets.

         Mortgage-related securities, for purposes of the Funds' Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         LOAN PARTICIPATION
         ------------------

         As noted in its Prospectus, the Cash Management Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank.

         FOREIGN INVESTMENTS
         -------------------

         The Cash Management Fund, the Equity Investment Funds, the Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         WHEN-ISSUED SECURITIES
         ----------------------

         As discussed in the Prospectuses, each of the Funds may purchase securities on a "when-issued" basis. When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         SECURITIES LENDING
         ------------------

         Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by the Fund's Investment Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Fund's Investment Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 5% of its net assets.

         REPURCHASE AGREEMENTS
         ---------------------

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Fund's Investment Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940 (the "1940 Act").

         MUNICIPAL SECURITIES
         --------------------

         As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities. The Bond, Intermediate Bond and Short-Term Income Funds, under normal market conditions, may invest in municipal securities which are not exempt from federal income taxes. Municipal Securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Intermediate Tax-Free Bond Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Intermediate Tax-Free Bond Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of nationally recognized statistical ratings organizations ("NRSROs") represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Intermediate Tax-Free Bond Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Investment Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations a class of whose securities is registered under the Securities Exchange Act of 1934.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    INVESTMENT RESTRICTIONS
    -----------------------

         Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION--Miscellaneous" in the Funds' Prospectuses).

         None of the Funds may:

         1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts, except that each of the Equity Investment Funds and Bond Investment Funds may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund's total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund's total assets.

         4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Cash Management Fund, the Equity Investment Funds, and the Bond Investment Funds in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Investment Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         7. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         8. Purchase or sell real estate, including limited partnership interests, (however, each Fund except a Money Market Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         9. For as long as shares of a Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund's total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

         In addition, the Money Market Funds may not:

         1. Buy common stocks or voting securities, or state, municipal, or private activity bonds.

         In addition, the Intermediate Tax-Free Bond Fund may not:

         1. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

         If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

    PORTFOLIO TURNOVER
    ------------------

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions.

         For the fiscal year ended August 31, 1996, the portfolio turnover rates for the Funds were as follows: 61.02% for the Bond Fund; 129.97% for the Intermediate Bond Fund; 67.46% for the Equity Fund; 19.53% for the Intermediate Tax-Free Bond Fund; 32.89% for the Aggressive Growth Fund; and 80.98% for the Short-Term Income Fund. The portfolio turnover rate for the balanced fund for the fiscal year ended August 31, 1996, was 71.63% with respect to the common stock portion of its portfolio and 72.29% with respect to the fixed income portion of its portfolio.

          For the fiscal year ended August 31, 1995, the portfolio turnover rates for the Funds were as follows: 185.48% for the Bond Fund; 154.43% for the Intermediate Bond Fund; 100.44% for the Equity Fund; 8.35% for the Intermediate Tax-Free Bond Fund; and 27.16% for the Aggressive Growth Fund. The portfolio turnover rate for the Short-Term Income Fund for the period from commencement of operations, October 19, 1994, to August 31, 1995 was 212.35%. The portfolio turnover rate for the Balanced Fund for the period from commencement of operations, June 1, 1995, to August 31, 1995 was .09% with respect to the common stock portion of its portfolio and 47.63% with respect to the fixed income portion of its portfolio.


    ADDITIONAL TAX INFORMATION CONCERNING ALL THE FUNDS
    ---------------------------------------------------

         It is the policy of each of the Funds to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a RIC each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and limit the range of the Fund's investments. If a Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code), and (b) 90% of the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income. Each Fund intends to make sufficient distributions to Shareholders to meet this requirement.

         The Code imposes a non-deductible excise tax on RICs that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from the prior year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         A Fund's transactions in futures contracts, options, and foreign currency denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the Dividends Received Deduction or for treatment as exempt-interest dividends when distributed to Shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

         The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his tax return payments of interest or dividends. This withholding, known as back-up withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Funds. Further tax information regarding the Intermediate Tax-Free Bond Fund is included in the immediately following section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning.

    Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation.

         The foregoing discussion and the discussion below regarding the Intermediate Tax-Free Bond Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

    ADDITIONAL TAX INFORMATION CONCERNING THE INTERMEDIATE
    ------------------------------------------------------
    TAX-FREE BOND FUND
    ------------------

         The Code permits a RIC which invests at least 50% of its assets in tax-free Municipal Securities and other securities exempt from the regular federal income tax to pass through to its investors, tax-free, net interest income from such securities.

         The policy of the Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all the Fund's interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Intermediate Tax-Free Bond Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, but not to exceed in the aggregate the net interest from Municipal Securities and other securities exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the Intermediate Tax-Free Bond Fund during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may be treated by the Intermediate Tax-Free Bond Fund's Shareholders as items of interest excludable from their gross income under Section 103(a)(1) of the Code. However, each Shareholder of an Intermediate Tax-Free Bond Fund is advised to consult his tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a)(1) if such Shareholder were treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax for individuals and corporations. In the case of corporations all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax imposed on corporations (as defined for federal income tax purposes).

         The Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. See "Puts." The policy of the Intermediate Tax-Free Bond Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although the Intermediate Tax-Free Bond Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

         The Intermediate Tax-Free Bond Fund will distribute at least 90% of any investment company taxable income for each taxable year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Intermediate Tax-Free Bond Fund will be taxed on any undistributed investment company taxable income. To the extent such income is distributed by the Intermediate Tax-Free Bond Fund (whether in cash or additional Shares), it will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations will not apply to such distributions.

         If for any taxable year the Intermediate Tax-Free Bond Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders), and Municipal Securities interest income, although not taxable to the Fund, would be taxable to Shareholders when distributed as dividends.

         Income exempt from federal income taxation must be considered when determining whether Social Security payments or railroad retirement benefits received by a Shareholder are subject to federal income taxation.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Intermediate Tax-Free Bond

    Fund. Additional tax information concerning all Funds of the Funds is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the income tax treatment of the Intermediate TaxFree Bond Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Intermediate TaxFree Bond Fund are urged to consult their tax advisers with specific reference to their own tax situation.

                                    VALUATION

    THE MONEY MARKET FUNDS
    ----------------------

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Funds' Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

    THE BOND AND EQUITY INVESTMENT FUNDS
    ------------------------------------

         Except as noted below, investments of the Bond Investment Funds and the Equity Investment Funds in securities the principal fair market for which is a securities exchange are valued at their fair market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. With regard to each of the above-mentioned Funds, securities, the principal market for which is not a securities exchange, are valued based on bid quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair market value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Funds. Short-term securities are valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares in each Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectuses, in addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by the Distributor in connection with the requirements of Participating Organizations under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Investment Adviser and its affiliates.


         The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Money Market Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Funds' responsibilities under the 1940 Act. (See "VALUATION - The Money Market Funds" above for further information.)

                             MANAGEMENT OF THE FUNDS

    TRUSTEES AND OFFICERS
    ---------------------

         The names of the trustees of the Funds, their addresses, and principal occupations during the past five years are set forth in each of the Funds' Prospectuses. The officers of the Funds, their addresses, and principal occupations during the past five years are as follows:


                         Position(s) Held    Principal Occupation
    Name and Address     With the Funds      During Past 5 Years
    ----------------     --------------      ---------------------

    Walter B. Grimm*     Chairman,           From June, 1992 to present,
    3435 Stelzer Road    President, and      employee of BISYS Fund Services;
    Columbus, OH 43219   Trustee             from 1987 to June, 1992, President
                                             of Leigh Consulting/Investments
                                             (investment firm).

    D'Ray Moore*         Vice President and  From February, 1990 to present,
    3435 Stelzer Road    Secretary           employee of BISYS Fund Services.
    Columbus, OH  43219

    Alaina J. Metz*      Assistant           From June 1995 to present, employee
    3435 Stelzer Road    Secretary           of BISYS Fund Services; from May
    Columbus, OH  43219                      1989 to June 1995, Supervisor,
                                             Mutual Fund Legal Department,
                                             Alliance Capital Management.


    William J. Tomko*    Vice President      From April, 1987 to present,
    3435 Stelzer Road                        employee of BISYS Fund Services.
    Columbus, OH  43219


    Stephen G. Mintos*   Treasurer            From January, 1987 to present,
    3435 Stelzer Road                         employee of BISYS Fund Services.
    Columbus, OH  43219

    George O. Martinez*  Vice President      From April 1995 to present,
    3435 Stelzer Road                        employee of BISYS Fund Services;
    Columbus, OH  43219                      from June 1989 - March 1995, Vice
                                             President and Associate General
                                             Counsel, Alliance Capital
                                             Management.

    ----------------

    * Messrs. Grimm, Tomko, Mintos and Martinez and Ms. MOORE and Ms. Metz are each considered to be an "interested person" of the Funds as defined in the 1940 Act.

                              COMPENSATION TABLE(1)
                              ---------------------
                                                                        Total
                       Aggregate      Pension or                        Compensation
                       Compensation   Retirement                        from The
                       from The       Benefits        Estimated         American
                       American       Accrued As      Annual            Performance
    Name of Person,    Performance    Part of Fund    Benefits Upon     Funds Paid to
    Position           Funds          Expenses        Retirement        Trustee
    --------------     ------------   ------------    -------------     -------------
    Walter B. Grimm    None           None            None              None
    J. David Huber     None           None            None              None
    Michael J. Hall    $5,000         None            None              $5,000
    Perry A. Wimpey    $6,000         None            None              $6,000
    I. Edgar Hendrix   $6,000         None            None              $6,000

    (1)Figures are for the Funds' fiscal year ended August 31, 1996.



    INVESTMENT ADVISER AND SUB-ADVISER
    ----------------------------------

         Investment advisory services are provided to each of the Funds by BancOklahoma Trust Company ("Investment Adviser" or "BOTC"), pursuant to an Investment Advisory Agreement dated October 1, 1994 (hereinafter referred to as the "Advisory Agreement"). Sub-investment advisory services are provided to the Cash Management Fund by AMR Investment Services, Inc. ("AMR") pursuant to a Sub-Investment Advisory Agreement between BOTC and AMR dated October 1, 1994 (hereinafter referred to as the "Sub-Advisory Agreement").

         Under the Advisory Agreement, BOTC has agreed to provide to the respective Funds the respective investment advisory services described in the Funds' Prospectuses. For the services provided and expenses assumed pursuant to the Advisory Agreement, BOTC is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of
    (1) such fee as may, from time to time, be agreed upon in writing by the Funds and BOTC or (2) the average daily net assets of each such Fund as follows: the U.S. Treasury Fund and the Cash Management Fund - forty one-hundredths of one percent (.40%) annually; the Equity Fund and the Aggressive Growth Fund - sixty-nine one-hundredths of one percent (.69%) annually; the Balanced Fund - seventy-four one-hundredths of one percent (.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund - fifty-five one-hundredths of one percent (.55%) annually. For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, AMR is entitled to receive a fee from BOTC, computed daily and paid monthly, at the annual rate of fifteen one-hundredths of one percent (.15%) of the average daily net assets of the Cash Management Fund.


         For its investment advisory services during the fiscal year ending August 31, 1996, BOTC received from the Funds $801,240 with respect to the U.S. Treasury Fund; $1,238,786 with respect to the Cash Management Fund; $129,467, WHICH IS $73,915 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $227,937, which is $130,084 less than the maximum amount of such fees, if charged, with respect to the Intermediate Bond Fund; $407,341, which is $154,982 less than the maximum amount of such fees, if charged, with respect to the Equity Fund; $101,273, which is $57,916 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $202,594, which is $77,088 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund; $0, which is $65,313 less than the maximum amount of advisory fees, if charged with respect to the Short-Term Income Fund ; and $0 which is $149,330 less than the maximum amount of advisory fees, if charged with respect to the Balanced Fund.

         For its investment advisory services during the fiscal year ended August 31, 1995, BOTC received from the Funds $732,975, which is $27,001 less than the maximum amount of advisory fees, if charged, with respect to the U.S. Treasury Fund; $119,282 which is $66,995 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $271,212 which is $152,206 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Bond Fund; $360,139 which is $134,698 less than the maximum amount of advisory fees, if charged, with respect to the Equity Fund; $56,984, which is $96,109 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $130,408 which is $49,067 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund. For investment advisory services during the period from October 1, 1994 to August 31, 1995, BOTC received from the Funds $799,677 which is $30,520 less than the maximum amount of advisory fees, if charged, with respect to the Cash Management Fund. For the period from commencement of operations, October 19, 1994, to August 31, 1995, BOTC received from the Funds $17,642 which is $39,100 less than the maximum amount of advisory fees, if charged, with respect to the Short-Term Income Fund; and for the period from commencement of operations, June 1, 1995, to August 31, 1995, BOTC received from the Funds $0 which is $21,992 less than the maximum amount of advisory fees, if charged, with respect to the Balanced Fund.


         For its investment advisory services during the fiscal year ending August 31, 1994, BOTC received from the Funds $153,213, which is $153,213 less than the maximum amount of advisory fees, if charged, with respect to the U.S. Treasury Fund; $91,725, which is $52,636 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $224,116, which is $128,475 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Bond Fund; $304,010, which is $116,027 less than the maximum amount of advisory fees, if charged, with respect to the Equity Fund; $0, which is $120,948 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $80,387, which is $32,285 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994. BOTC did not serve as investment adviser to the Cash Management Fund for the fiscal year ended August 31, 1994.

         Investment advisory services formerly were provided by AMR, jointly with BOTC, to the U.S. Treasury Fund and by AMR solely to the Cash Management Fund pursuant to an Investment Advisory Agreement dated September 5, 1990. AMR ceased providing investment advisory services to the U.S. Treasury Fund and the Cash Management Fund on September 30, 1994. For services provided and expenses assumed under the AMR Investment Advisory Agreement, the U.S. Treasury Fund and the Cash Management Fund paid AMR a fee, computed daily and paid monthly, based on the lower of (1) such fee as was, from time to time, agreed upon in writing by the Funds and AMR or (2) the average daily net assets of the respective Funds, as follows: the Cash Management Fund - forty one-hundredths of one percent (.40%) annually and the U.S. Treasury Fund - twenty one-hundredths of one percent (.20%) annually.

         For investment advisory services during the period from September 1, 1994 to September 30, 1994, at which time the Investment Advisory Agreement terminated, AMR received from the Funds $13,468 with respect to the U.S. Treasury Fund; and $29,578 with respect to the Cash Management Fund. For Sub-Advisory services during the period from October 1, 1994 to August 31, 1995, AMR received from BOTC $281,081 with respect to the Cash Management Fund.

         For investment advisory services during the fiscal year ending August 31, 1994, AMR received from the Funds $153,212, which is $153,212 less than the maximum amount of advisory fees, if charged, with respect to the U.S. Treasury Fund; and $358,644, which is $358,644 less than the maximum amount of such fees, if charged, with respect to the Cash Management Fund.


         The Investment Adviser may periodically set its fees at less than the maximum allowable amount with respect to any Fund it serves in order to increase the net income of that Fund available for distribution as dividends. For information on such voluntary reductions undertaken for the period ended August 31, 1996, concerning a particular Fund, see "MANAGEMENT OF THE FUND - Investment Adviser" in the Prospectus pertaining to such Fund.

         Unless sooner terminated, the Advisory Agreement will continue in effect until August 1, 1997. The Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund (as defined under "GENERAL INFORMATION--Miscellaneous" in the Funds' Prospectuses), and a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.


         The Sub-Advisory Agreement between BOTC and AMR provides that unless sooner terminated, it will continue in effect until August 1, 1997 and for successive one-year terms thereafter, provided that such continuance is approved annually in the manner set forth above. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser or the Sub-Adviser, as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.


         The Advisory and Sub-Advisory Agreements provide that the Investment Adviser or the Sub-Adviser, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the respective Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Investment Adviser or Sub-Adviser including, but not limited to, (i) descriptions of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

         DISTRIBUTION
         ------------

         Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Investment Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To reduce operating expenses, the Distributor has by agreement with the Funds, limited its fees under the Distribution Plan to twenty-five one hundredths of one percent (.25%) of each Fund's average daily net assets. For information on such voluntary reductions concerning a particular fund, see "DISTRIBUTION" in the Prospectus pertaining to such Fund.


         Under the Distribution Plan during the fiscal year ended August 31, 1996, the Distributor received the maximum amount receivable under the Plan with respect to the following Funds and in the following amounts: $92,476, with respect to the Bond Fund; $162,813, with respect to the Intermediate Bond Fund; $203,670 with respect to the Equity Fund and $101,297 with respect to the Aggressive Growth Fund. Under the Distribution Plan during the fiscal year ended August 31, 1996, the Distributor received $0 which is $500,780 less than the maximum amount receivable under the PLAN with respect to the U.S. Treasury Fund; $0 which is $830,500 less than the maximum amount receivable under the Plan with respect to the Cash Management Fund; $0 which is $72,358 less than the maximum amount receivable under the Plan with respect to the Intermediate Tax-Free Bond Fund; $0 which is $50,449 less than the maximum amount receivable under the Plan with respect to the Balanced Fund; and $0 which is $29,688 less than the maximum amount receivable under the Plan with respect to the Short-Term Income Fund.


         Under the Distribution Plan during the fiscal year ended August 31, 1995, the Distributor received the maximum amount receivable under the Plan with respect to the following Funds and in the following amounts: $84,678 with respect to the Bond Fund; $192,530 with respect to the Intermediate Bond Fund; $179,345 with respect to the Equity Fund and $64,937 with respect to the Aggressive Growth Fund. Under the Distribution Plan during the fiscal year ended August 31, 1995, the Distributor received $0, which is $69,588 less than the maximum amount receivable under the Plan with respect to the Intermediate Tax-Free Bond Fund; $33,751 which is $441,234 less than the maximum amount receivable with respect to the U.S. Treasury Fund; and $38,082 which is $480,791 less than the maximum amount receivable with respect to the Cash Management Fund. Under the Distribution Plan during the period from commencement of operations, October 19, 1994, to August 31, 1995, the Distributor received $2,911 which is $22,881 less than the maximum amount receivable under the Plan with respect to the Short-Term Income Fund; and during the period from commencement of operations, June 1, 1995 to August 31, 1995, the Distributor received $0 which is $7,430 less than the maximum amount receivable under the Plan with respect to the Balanced Fund.


         Under the Distribution Plan during the fiscal year ended August 31, 1994, the Distributor received the maximum amount receivable under the Plan with respect to the following Funds and in the following amounts: $383,031 with respect to the U.S. Treasury Fund; $448,305 with respect to the Cash Management Fund; $65,518 with respect to the Bond Fund; $160,083 with respect to the Intermediate Bond Fund; $152,005 with respect to the Equity Fund and $40,194 with respect to the Aggressive Growth Fund. Under the Distribution Plan during the fiscal year ended August 31, 1994, the Distributor received $0, which is $54,977 less than the maximum amount receivable under the Plan with respect to the Intermediate Tax-Free Bond Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994.

         Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the period from September 1, 1995 to August 31, 1996, was spent on compensation to dealers. 2.09% was retained by BISYS and spent on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $560,018. The total amount retained by BISYS during the last fiscal year was $11,721.

         The Securities and Exchange Commission has proposed amendments to Rule 12b-1 under the 1940 Act, which regulates the Distribution Plan and similar arrangements of other investment companies which make payments in connection with the distribution of their securities. One concern of the Securities and Exchange Commission is the desirability of so-called "compensation plans" which pay distributors of investment companies fees that are not tied directly to distribution expenses actually incurred by them. Because the Distribution Plan does not limit payments made to the Distributor and to Participating Organizations to the reimbursement of expenses incurred pursuant to the Plan, the Distribution Plan is a compensation plan. In the event the amendments to Rule 12b-1 are adopted, new procedural and substantive requirements may be imposed on 12b-1 distribution plans, and may necessitate certain modifications to the Distribution Plan.

    GLASS-STEAGALL ACT
    ------------------

         In 1971 the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE v. CAMP that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or exerting control of a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as Investment Adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM v. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as Investment Advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as Investment Advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         BOTC believes that it possesses the legal authority to perform the investment advisory services that are contemplated by its Investment Advisory Agreement with the Funds and described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BOTC, from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by BOTC, the Board of Trustees of the Funds would review the Funds' relationship with BOTC, and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BOTC, or other banks serving as Participating Organizations under the Funds' Distribution and Shareholder Services Plan, in connection with Customer purchases of Shares of the Funds, such banks may be required to alter materially or discontinue the services offered by them to Customers under the Distribution and Shareholder Services Plan. It is not anticipated, however, that any change in the Funds' Distribution and Shareholder Services Plan would affect its net asset value per Share or result in financial losses to any Customer.

    PORTFOLIO TRANSACTIONS
    ----------------------

         Pursuant to the Advisory and Sub-Advisory Agreements, BOTC and AMR determine, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds and the Bond Investment Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Investment Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While BOTC and AMR generally seek competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


         During the fiscal year ended August 31, 1996, the Equity Fund paid aggregate brokerage commissions in the amount of $106,593. During the fiscal year ended August 31, 1996, BOTC directed brokerage transactions for the Equity Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $90,918; aggregate commissions --$48,969. During the fiscal year ended August 31, 1996, the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $20,047. During the fiscal year ended August 31, 1996, BOTC directed brokerage transactions for the Aggressive Growth Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $20,047; aggregate commissions -- $0. During the fiscal year ended august 31, 1996 the Balanced Fund paid aggregate brokerage commissions in the amount of $25,340. BOTC directed brokerage transactions for the

    Balanced Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $19,722 and aggregate commissions -- $5,618.


         During the fiscal year ended August 31, 1995, the Equity Fund paid aggregate brokerage commissions in the amount of $159,829. During the fiscal year ended August 31, 1995, BOTC directed brokerage transactions for the Equity Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $158,700,000; aggregate commissions -- $159,069. During the fiscal year ended August 31, 1995, the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $10,768. During the fiscal year ended August 31, 1995, BOTC directed brokerage transactions for the Aggressive Growth Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $14,600,000; aggregate commissions -- $10,648. For the period June 1, 1995 to August 31, 1995, the Balanced Fund paid aggregate brokerage commissions in the amount of $9,818.

         Allocation of transactions, including their frequency, to various dealers is determined by BOTC and/or AMR with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to BOTC and AMR may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by BOTC and AMR and does not reduce the advisory fees payable to BOTC and AMR. Such information may be useful to BOTC and AMR in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

         The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with BOTC or AMR, its Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Investment Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by BOTC and AMR. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which BOTC or AMR believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BOTC or AMR may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Funds, BOTC or AMR will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of BOTC or AMR or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, BOTC or AMR and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.


    ADMINISTRATOR
    -------------

         BISYS Fund Services ("BISYS") serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement with the Funds dated September 5, 1990, as amended and restated on August 30, 1994 (hereinafter referred to as the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Sub-Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker-dealer registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc.


         On October 1, 1993, BISYS and its affiliated companies, including BISYS Fund Services Ohio, Inc., were acquired by the BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations.


         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Sub-Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (.20%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For information on such voluntary reductions undertaken concerning a particular fund, see "MANAGEMENT OF THE FUND - Administrator, and Distributor" in the Prospectus pertaining to such Fund.


         For management and administration services during the fiscal year ended August 31, 1996, BISYS received from the Funds $400,620 with respect to the U.S. Treasury Fund; $664,393 with respect to the Cash Management Fund; $73,981 with respect to the Bond Fund; $130,250 with respect to the Intermediate Bond Fund; $57,869 with respect to the Intermediate Tax-Free Bond Fund; $162,936 with respect to the Equity Fund; $81,038 with respect to the Aggressive Growth Fund; $23,727 with respect to the Short-Term Income Fund ; and $40,306 with respect to the Balanced Fund.


         For management and administration services during the fiscal year ended August 31, 1995, BISYS received from the Funds $379,988 with respect to the U.S. Treasury Fund; $415,071 with respect to the Cash Management Fund; $67,742 with respect to the Bond Fund; $154,024 with respect to the Intermediate Bond Fund; $17,180 with respect to the Intermediate Tax-Free Bond Fund, which represents a waiver of $38,490; $143,476 with respect to the Equity Fund; and $51,949 with respect to the Aggressive Growth Fund. For the period from commencement of operations, October 19, 1994, to August 31, 1995, BISYS received from the Funds $10,031 which represents a waiver of $10,603 with respect to the Short-Term Income Fund, and for the period from commencement of operations, June 1, 1995, to August 31, 1995, BISYS received from the Funds $5,873 with respect to the Balanced Fund.

         For management and administration services during the fiscal year ended August 31, 1994, BISYS received from the Funds $306,425 with respect to the U.S. Treasury Fund; $358,644 with respect to the Cash Management Fund; $52,414 with respect to the Bond Fund; $127,744 with respect to the Intermediate Bond Fund; $0 with respect to the Intermediate TaxFree Bond Fund, which represents a waiver of $43,981; $121,604 with respect to the Equity Fund; and $32,583 with respect to the Aggressive Growth Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994.


         Unless sooner terminated, the Administration Agreement will continue in effect until December 31, 1998 and thereafter will automatically continue in effect for successive three-year periods unless written notice not to renew is given by the non-renewing party at least sixty days prior to the expiration of the then-current term. Otherwise, the Administration Agreement is terminable, with respect to a particular Fund only upon mutual agreement or for "cause" in either case on not less than sixty days' notice by the Funds' Board of Trustees or by the Administrator. For purposes of the Administration Agreement, "cause" means (i) willful misfeasance, bad faith, gross negligence, abandonment, or reckless disregard on the part of either party with respect to its obligations and duties set forth herein; (ii) regulatory, administrative, or judicial action initiated against either party with regard to the violation of any rule, regulation, order, or law;
    (iii) the dissolution or liquidation of either party or other cessation of business other than a reorganization or recapitalization of such party as an ongoing business; (iv) financial difficulties on the part of either party which is evidenced by the authorization or commencement of, or involvement by way of pleading, answer, consent, or acquiescence in, a voluntary or involuntary case under Title 11 of the United States Code, as, from time to time, in effect, or any applicable law, other than said Title 11, of any jurisdiction relating to the liquidation or reorganization of debtors or to the modification or alteration of the rights of creditors; or (v) any circumstance which substantially impairs the performance of either party's obligations and duties as contemplated herein.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

    SUB-ADMINISTRATOR
    -----------------


         Effective May 12, 1995, BancOklahoma Trust Company became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BancOklahoma Trust Company. Pursuant to this agreement, BancOklahoma Trust Company assumed many of the Administrator's duties, for which BancOklahoma Trust Company receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (.05%) of each Fund's average net assets.

         For Sub-Administration services during the fiscal year ended August 31, 1996, BancOklahoma Trust Company received fees in the following amounts from the Administrator: $100,155 with respect to the U.S. Treasury Fund; $166,098 with respect to the Cash Management Fund; $18,495 with respect to the Bond Fund; $32,563 with respect to the Intermediate Bond Fund; $14,468 with respect to the Intermediate Tax-Free Bond Fund; $5,932 with respect to the Short-Term Income Fund; $9,970 with respect to the Balanced Fund; $40,734 with respect to the Equity Fund; and $20,259 with respect to the Aggressive Growth Fund.


         For Sub-Administration services during the period from May 12, 1995 to August 31, 1995 BancOklahoma Trust Company received fees in the following amounts from the Administrator: $33,272 with respect to the U.S. Treasury Fund; $33,645 with respect to the Cash Management Fund; $4,429 with respect to the Bond Fund; $9,680 with respect to the Intermediate Bond Fund; $3,594 with respect to the Intermediate Tax-Free Bond Fund; $9,488 with respect to the Equity Fund; $4,200 with respect to the Aggressive Growth Fund; and $1,589 with respect to the Short-Term Income Fund. For the period from commencement of operations, June 1, 1995 to August 31, 1995, BancOklahoma Trust Company received $1,241 with respect to the Balanced Fund.

    EXPENSES
    --------

         As discussed in the Prospectuses, if total expenses borne by any one of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, BOTC and the Administrator will reimburse or agree to reduce its fees charged that Fund by the amount of such excess in proportion to the respective Investment Advisory and Management and Administration fees paid by the Fund in question. As of the date of this Prospectus, under the most restrictive state expense limitation applicable to the Funds, the annual expenses of the Funds may not exceed the total of two and one-half percent (2.5%) of the first thirty million dollars ($30,000,000) of the Funds' average net assets, plus two percent (2.0%) of the next seventy million dollars ($70,000,000) of the Funds' average net assets, plus one and one-half percent (1.5%) of the remaining amount of the Funds' average net assets. Any expense reimbursements or fee reductions will be estimated daily and reconciled and paid, in the case of reimbursements, on a monthly basis. Fees imposed upon customer accounts by Participating Organizations under the Funds' Distribution and Shareholder Services Plan are not included within Funds' expenses for purposes of any such expense limitation.


    For the period ending August 31, 1996, total expenses borne by each of the Funds did not exceed the limitations imposed by any applicable state securities regulation.


    DISTRIBUTOR
    -----------


         BISYS serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds dated October 1, 1993 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until August 1, 1997 and thereafter will continue for successive one-year periods if approved at least annually (i) by the Funds' Board of Trustees or by the vote of a majority of the outstanding voting Shares of the Funds (as defined in "GENERAL INFORMATION-Miscellaneous" in the Funds' Prospectuses) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated in the event of its assignment, as defined in the 1940 Act.


         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of BISYS by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the Funds and is materially identical to the terminated distribution agreement.

    CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT
    ----------------------------------------------

         Cash and securities owned by each of the Funds are held by Bank of Oklahoma, N.A. ("BOK") as custodian. Under its September 5, 1990 Custodian Agreement, with the Funds, BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities;
    (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.


         Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of three one hundredths of one percent (.03%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends. No such voluntary reductions were undertaken for the period ended August 31, 1996 concerning any of the Funds except for the Balanced Fund and the Short-Term Income Fund.

For custodian services during the fiscal year ended August 31, 1996, the Funds paid BOK $60,093 for the U.S. Treasury Fund; $99,659 for the Cash Management Fund; $11,097 for the Bond Fund; $19,538 for the Intermediate Bond Fund; $24,441 for the Equity Fund; $8,681 for the Intermediate Tax-Free Bond Fund ; $12,156 for the Aggressive Growth Fund ; no fees for the Short-Term Income Fund which reflects a fee reduction of $3,562; and no fees for the Balanced Fund which reflects a fee reduction of $6,054.


         For custodian services during the fiscal year ended August 31, 1995, the Funds paid BOK $56,998 for the U.S. Treasury Fund; $62,260 for the Cash Management Fund; $10,161 for the Bond Fund; $23,103 for the Intermediate Bond Fund; $21,521 for the Equity Fund; $8,352 for the Intermediate Tax-Free Bond Fund; and $7,792 for the Aggressive Growth Fund. For the period from commencement of operations, October 19, 1994, to August 31, 1995, the Funds paid BOK $349 for the Short-Term Income Fund, and for the period from commencement of operations, June 1, 1995, to August 31,1995, the Funds paid BOK no fees for the Balanced Fund.

         For custodian services during the fiscal year ended August 31, 1994, the Funds paid BOK $45,964 for the U.S. Treasury Fund; $53,797 for the Cash Management Fund; $7,862 for the Bond Fund; $19,210 for the Intermediate Bond Fund; $18,241 for the Equity Fund; $6,014 for the Intermediate Tax-Free Bond Fund; and $4,823 for the Aggressive Growth Fund. The Short Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994.

         BISYS Fund Services Ohio, Inc. serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds dated September 5, 1990. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (each Fund's Administrator and Distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Under the Transfer Agency Agreement, BISYS Fund Services Ohio, Inc. has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

         Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS Fund Services Ohio, Inc. with respect to each Fund an annual minimum fee of $10,000 for less than 100 Shareholder accounts invested in a Fund, $18,000 for 100 to 499 Shareholder accounts invested in a Fund, $24,000 for 500 or more Shareholder accounts invested in a Fund, $16 for each additional Shareholder account invested in a Money Market Fund, and $14 for each additional Shareholder account invested in a non-daily dividend based fund. (The number of Shareholder accounts for purposes of determining the base fee is calculated on a monthly basis.) BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed by the Funds for postage, handling fees, and reasonable costs of supplies used by BISYS Fund Services Ohio, Inc. in the performance of its services under the Transfer Agency Agreement. BISYS Fund Services Ohio, Inc. may periodically set its transfer agency fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         BISYS Fund Services Ohio, Inc. serves as fund accountant for each Fund pursuant to a fund accounting agreement with the Funds dated September 5, 1990 (the "Fund Accounting Agreement"). As fund accountant for the Funds, BISYS Fund Services Ohio, Inc. prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS Fund Services Ohio, Inc. is entitled to receive a fee (1) from each Fund (other than the Intermediate Tax-Free Bond Fund) at an annual rate of three one-hundredths of one percent (.03%) of the Fund's average daily net assets plus out-of-pocket expenses, with a minimum monthly fee of $2,500 per Fund and (2) from the Intermediate Tax-Free Bond Fund at an annual rate of four one-hundredths of one percent (.04%) of the Fund's average daily net assets, plus out-of-pocket expenses, with a minimum monthly fee of $3,500. BISYS Fund Services Ohio, Inc. may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.


         For transfer agency and Fund accounting services during the fiscal year ended August 31, 1996, the Funds paid BISYS Fund Services Ohio, Inc. $99,549 for the U.S. Treasury Fund;

    $153,313 for the Cash Management Fund; $27,287 for the Bond Fund; $47,236 for the Intermediate Bond Fund; $50,607 for the Equity Fund; $36,462 for the Intermediate Tax-Free Bond Fund ; $32,127 for the Aggressive Growth Fund; $4,798 for the Short-Term Income Fund; and $14,931 for the Balanced Fund.


         For transfer agency and Fund accounting services during the fiscal year ended August 31, 1995, the Funds paid BISYS Fund Services Ohio, Inc. $74,920 for the U.S. Treasury Fund, $81,737 for the Cash Management Fund, $38,030 for the Bond Fund, $49,535 for the Intermediate Bond Fund, $43,976 for the Equity Fund, $30,706 for the Intermediate Tax-Free Bond Fund, and $46,075 for the Aggressive Growth Fund. For the period from commencement of operations October 19, 1994, to August 31, 1995, the Funds paid BISYS Fund Services Ohio, Inc. $17,725 for the Short-Term Income Fund, and for the period from commencement of operations, June 1, 1995, to August 31, 1995, the Funds paid BISYS Fund Services Ohio, Inc. $2,756 for the Balanced Fund.

         For transfer agency and Fund accounting services during the fiscal year ended August 31, 1994, the Funds paid BISYS Fund Services Ohio, Inc. $56,358 for the U.S. Treasury Fund, $64,974 for the Cash Management Fund, $44,139 for the Bond Fund, $50,394 for the Intermediate Bond Fund, $44,158 for the Equity Fund, $29,487 which reflects a waiver of $42,000 for the Intermediate Tax-Free Bond Fund, and $49,740 for the Aggressive Growth Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994.

    AUDITORS
    --------


         The financial statements of the Funds as of August 31, 1996 appearing in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent public accountants, as set forth in their report appearing elsewhere herein, and is included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.


    LEGAL COUNSEL
    -------------

         Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

    DESCRIPTION OF SHARES
    ---------------------

         The Funds are separate series of a single Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Funds' Declaration of Trust was filed with the Secretary of State of the Commonwealth of

    Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise nine series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Equity Fund, the Aggressive Growth Fund, the Short-Term Income Fund and the Balanced Fund. The Funds' Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

    SHAREHOLDER AND TRUSTEE LIABILITY
    ---------------------------------

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Funds' Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

    CALCULATION OF PERFORMANCE DATA
    -------------------------------


         Based on the seven-day period ended August 31, 1996 (the "base period"), the yield of the Cash Management Fund was 4.92% and the Fund's effective yield was 5.04%. Based on the same base period, the yield of the U.S. Treasury Fund was 4.55% and the Fund's effective yield was 4.66%. Each Money Market Fund's seven-day yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). Each Money Market Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         Based on the thirty-day period ended August 31, 1996 ("30-day base period"), the 30- day yields of the Bond Investment Funds were as follows: the Bond Fund, 6.29% (without load) and 6.04% (with load); the Intermediate Bond Fund, 5.84% (without load) and 5.66% (with load); and the Intermediate Tax-Free Bond Fund, 4.36% (without load) and 4.23% (with load) ; the Short-Term Income Fund, 5.97% (without load) and 5.85% (with load). The 30-day yield of each Bond Investment Fund is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:


                30-Day Yield = 2[(a-b/cd+1)to the 6th power-1]

         In the above formula, "a" represents dividends and interest earned during the 30-day base period; "b" represents expenses accrued for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the 30-day base period.

         The tax equivalent yield for the Intermediate Tax-Free Bond Fund is computed by dividing that portion of the Intermediate Tax Free Bond Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yield for the Intermediate Tax-Free Bond Fund will generally be computed based on an assumed effective Federal income tax rate of 39.6%.


         The average annual total returns for the one-year period ended August 31, 1996 for the Bond Investment Funds, assuming the imposition of a sales load, were as follows: the Bond Fund, (1.30%); the Intermediate Bond Fund, 0.29%; the Intermediate Tax-Free Bond Fund, 0.58%; and the Short-Term Income Fund, 2.58%. The average annual total returns for the one-year period ended August 31, 1996 for the Equity Investment Funds, assuming the imposition of a sales load, were as follows: the Equity Fund, 13.82%; the Aggressive Growth Fund, (2.30)%; and the Balanced Fund, 6.46%.


         The average annual total return of each Bond Investment and Equity Investment Fund is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund for each of the periods shown. Average annual total return for each Fund was computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions. The total return data above are calculated assuming the imposition of the maximum sales charge for each respective Fund.


         For Shareholders who are not subject to a sales charge, the average annual total returns for the one-year period ended August 31, 1996 were as follows: the Equity Fund 18.53%, the Aggressive Growth 1.77%, the Bond Fund 2.84%, the Intermediate Bond Fund 3.41%, the Intermediate Tax-Free Bond Fund 3.68%, the Short-Term Income Fund 4.64%, and the Balanced Fund 10.87%.

         The average annual total returns for the five-year period ended August 31, 1996 were: 6.57% (without sales charge) and 5.71% (as adjusted for maximum sales charge) for the Bond Fund 6.01% (without sales charge) and 5.37% (as adjusted for maximum sales charge) for the Intermediate Bond Fund; and 10.43% (without sales charge) and 9.52% (as adjusted for maximum sales charge) for the Equity Fund.

         The average annual total returns for the following Funds are: Bond Fund from commencement of operations (9/28/90) to August 31, 1996, 7.73% (without sales charge) and 6.98% (as adjusted for maximum sales charge); Intermediate Bond Fund from commencement of operations (09/28/90) to August 31, 1996, 6.97% (without sales charge) and 6.42% (as adjusted for maximum sales charge); and Equity Fund from commencement of operations

    (09/28/90) until August 31, 1996, 12.82% (without sales charge) and 12.04% (as adjusted for maximum sales charge).

         The average annual total returns for the following Funds are:
    Aggressive Growth Fund from commencement of operations (02/03/92) until August 31, 1996, 11.78% (without sales charge) and 10.78% (as adjusted for maximum sales charge); Short-Term Income Fund from commencement of operations (October 19, 1994) to August 31, 1996 was 5.06% (without sales charge) and 3.95% (as adjusted for maximum sales charge); Balanced Fund from commencement of operations (June 1, 1995) to August 31, 1996 was 14.56% (without sales charge) and 10.87% (as adjusted for maximum sales charge); and Intermediate Tax-Free Bond Fund from commencement of operations (05/29/92) to August 31, 1996, 6.47% (without sales charge) and 5.71% (as adjusted for maximum sales charge).


         Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by Participating Organizations will reduce a Fund's effective yield to customers.

    PERFORMANCE COMPARISONS
    -----------------------

         Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Fortune, Ibbotson Associates, Inc., CDA/Wiesenberger, American Banker, Institutional Investor, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
    Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. In addition, with respect to the Intermediate Tax-Free Bond Fund, the benefits of Tax-Free investments may be communicated to shareholders. For example, the Intermediate Tax-Free Bond Fund may present information on the yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the tax-exempt investments.

         The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

         Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based upon a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon their respective investment objectives. The one- to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund.

    Fees imposed on its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

    MISCELLANEOUS
    -------------

         The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         The Funds are registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.


         As of November 22, 1996, the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

         The following table indicates each additional person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of November 15, 1996:

                              Intermediate Bond Fund

                              Amount of Beneficial              Percent
    Name and Address          Ownership (Shares)               of Fund(%)
    ----------------          ------------------               ----------

                                    NONE


                             Aggressive Growth Fund
                             ----------------------
                                            Amount of Beneficial               Percent
    Name and Address                        Ownership (Shares)                 of Fund(%)
    ----------------                        ------------------                 ----------
    Kaiser Francis Oil Co.                    146,757.398                       5.56%
      Profit Sharing
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    BOK Employee                              307,383.145                      11.66%
      Thrift Plan
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

                              Cash Management Fund
                              --------------------

                                            Amount of Beneficial               Percent
    Name and Address                        Ownership (Shares)                 of Fund(%)
    ----------------                        ------------------                 ----------

    Williams Master Trust                     22,668,130.800                    5.81%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    Superstar/Netlink                         26,023,181.090                    6.67%
    7140 S. Lewis
    Tulsa, Oklahoma  74136-5428

                                    Bond Fund
                                    ---------

                                            Amount of Beneficial               Percent
    Name and Address                        Ownership (Shares)                 of Fund(%)
    ----------------                        ------------------                 ----------

    OneOK Inc. Employees                      189,357.290                        5.30%
      Thrift Plan
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma   74192

                             Short-Term Income Fund
                             ----------------------

                                            Amount of Beneficial               Percent
    Name and Address                        Ownership (Shares)                 of Fund(%)
    ----------------                        ------------------                 ----------
    Fisher Products Profit                     90,972.268                        5.93%
      Sharing Plan
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    Fabricut Profit Sharing Plan               76,950.145                        5.01%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    Cherokee Nation                            78,884.346                        5.14%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192


                               U.S. Treasury Fund
                               ------------------


                                            Amount of Beneficial               Percent
    Name and Address                        Ownership (Shares)                 of Fund(%)
    ----------------                        ------------------                 ----------

    OneOK Inc. Employees Thrift               21,441,101.190                    10.42%
      Plan
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    Tia Hillcrest Project Fund                14,933,695.630                     7.26%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

                                  Balanced Fund
                                  -------------

                                            Amount of Beneficial               Percent
    Name and Address                        Ownership (Shares)                 of Fund(%)
    ----------------                        ------------------                 ----------

    RCD Bank 401K Profit Sharing                 225,581.535                    10.94%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    Acme Savings                                 121,562.123                     5.90%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    Hughes Anderson                              209,607.838                    10.17%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    BOK Pension Plan - 1987                    1,043,112.338                    50.59%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192


                                   Equity Fund
                                   -----------

                                            Amount of Beneficial               Percent
    Name and Address                        Ownership (Shares)                 of Fund(%)
    ----------------                        ------------------                 ----------

                                                  None

                         Intermediate Tax-Free Bond Fund
                         -------------------------------

                                            Amount of Beneficial               Percent
    Name and Address                        Ownership (Shares)                 of Fund(%)
    ----------------                        ------------------                 ----------

    John T. Oxley Trust                        424,128.935                       14.70%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    FINANCIAL STATEMENTS

         Independent Auditors' Report

         Audited Financial Statements as of August 31,  1996

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
 of the American Performance Funds:

We have audited the accompanying statements of assets and liabilities of the American Performance Funds--Cash Management Fund, U.S. Treasury Fund, Bond Fund, Intermediate Bond Fund, Equity Fund, Aggressive Growth Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund and Balanced Fund, including the schedules of portfolio investments, as of August 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the American Performance Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of August 31, 1996 by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising the American Performance Funds at August 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


/s/ KPMG PEAT MARWICK LLP
Columbus, Ohio
October 18, 1996

AMERICAN PERFORMANCE FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 1996

                              CASH            U.S.                     INTERMEDIATE
                           MANAGEMENT       TREASURY         BOND          BOND
                              FUND            FUND           FUND          FUND
                          ------------    ------------    -----------  ------------

ASSETS:
 Investments at value,
   (Amortized cost
   $375,375,424;
   $74,810,750; cost
   $33,047,018;
   $65,882,926
   respectively)........  $375,375,424    $ 74,810,750    $32,508,994  $64,850,294
 Repurchase agreements,
 at cost................            --     143,547,141             --           --
                          ------------    ------------    -----------  -----------
 Total Investments......   375,375,424     218,357,891     32,508,994   64,850,294
 Interest receivable....     2,294,687          41,532        503,362      647,004
 Prepaid and other ex-
 penses.................            --              35             89          106
                          ------------    ------------    -----------  -----------
    Total Assets........   377,670,111     218,399,458     33,012,445   65,497,404
                          ------------    ------------    -----------  -----------
LIABILITIES:
 Dividends payable......     1,638,864         857,252        176,827      311,698
 Capital gains payable..         2,631              --             --           --
 Payable to brokers for
 investments purchased..            --              --             --    1,991,810
 Payable for capital
 shares redeemed........            --              --             --       31,639
 Accrued expenses and
 other payables:
  Investment advisory
  fees..................       133,144          75,092         10,036       18,628
  Administration fees...        16,627           9,711          1,445        2,775
  12b-1 fees............            --              --          7,169       13,306
  Custodian, accounting
  and transfer agent
  fees..................        30,486          17,097          3,231        6,908
  Audit and legal fees..        33,423          22,774          3,833       12,878
  Other.................        17,442          11,119          3,215       19,956
                          ------------    ------------    -----------  -----------
    Total Liabilities...     1,872,617         993,045        205,756    2,409,598
                          ------------    ------------    -----------  -----------
NET ASSETS:
 Capital................   375,797,212     217,406,283     34,168,406   64,949,581
 Undistributed (distri-
 butions in excess of)
  net investment
  income................            --              --          7,424        6,635
 Net unrealized appreci-
 ation (depreciation)
  on investments........            --              --       (538,024)  (1,032,632)
 Accumulated undistrib-
   uted net realized gains
  (losses) on investment
   transactions..........          282             130       (831,117)    (835,778)
                          ------------    ------------    -----------  -----------
    Net Assets..........  $375,797,494    $217,406,413    $32,806,689  $63,087,806
                          ============    ============    ===========  ===========
 Outstanding units of
 beneficial interest
 (shares)...............   375,797,212     217,406,387      3,648,782    6,305,377
                          ============    ============    ===========  ===========
 Net asset value--re-
 demption price per
 share..................  $       1.00    $       1.00    $      8.99  $     10.01
                          ============    ============    ===========  ===========
 Maximum Sales Charge...            --              --           4.00%        3.00%
                          ============    ============    ===========  ===========
 Maximum Offering Price
   (100%/(100%-Maximum
   Sales Charge) of net
   asset value adjusted
   to nearest cent) per
   share................  $       1.00(a) $       1.00(a) $      9.36  $     10.32
                          ============    ============    ===========  ===========

(a) Offering price and redemption price are the same for the Cash Management Fund and the U.S. Treasury Fund.

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 1996



                                                    INTERMEDIATE
                                       AGGRESSIVE     TAX-FREE    SHORT-TERM
                            EQUITY       GROWTH         BOND        INCOME      BALANCED
                             FUND         FUND          FUND         FUND         FUND
                          -----------  -----------  ------------  -----------  -----------

ASSETS:
 Investments, at value
(Cost $70,120,625;
  $31,248,219;
$30,209,441;
$14,492,428,   and
$21,421,361 respective-
ly).....................  $86,523,244  $43,327,902  $30,732,113   $14,321,364  $22,664,060
 Interest and dividends
 receivable.............      180,130       21,176      451,578       161,256      122,008
 Receivable for capital
 shares issued..........           --        7,200           --            --           --
 Unamortized organiza-
 tion costs.............           --           --           --         1,279        8,912
 Prepaid and other ex-
 penses.................          280          237          472         1,430           --
                          -----------  -----------  -----------   -----------  -----------
    Total Assets........   86,703,654   43,356,515   31,184,163    14,485,329   22,794,980
                          -----------  -----------  -----------   -----------  -----------
LIABILITIES:
 Dividends payable......      267,323           --      123,919        73,725      190,629
 Payable to brokers for
 investments purchased..           --       33,000           --            --        3,000
 Accrued expenses and
  other payables:
  Investment advisory
   fees.................       36,717       18,037        9,383            --           --
  Administration fees...        3,837        1,897        1,361           633        1,011
  12b-1 fees............       18,359        9,019           --            --           --
  Custodian, accounting
   and transfer
   agent fees...........        7,457        6,074        4,985         2,217        1,089
  Audit and legal fees..       10,008        4,951        3,773         3,743        3,622
  Other.................        7,895        5,846        4,299         5,628        3,200
                          -----------  -----------  -----------   -----------  -----------
    Total Liabilities...      351,596       78,824      147,720        85,946      202,551
                          -----------  -----------  -----------   -----------  -----------
NET ASSETS:
 Capital................   63,572,169   32,725,757   30,551,182    14,582,467   20,895,740
 Undistributed (distri-
  butions in excess of)
  net
  investment income.....       (3,935)    (311,765)      12,585         2,085        2,362
 Net unrealized appreci-
  ation (depreciation)
  on investments........   16,402,619   12,079,683      522,672      (171,064)   1,242,699
 Accumulated undistrib-
  uted net realized gains
  (losses) on investment
  transactions..........    6,381,205   (1,215,984)     (49,996)      (14,105)     451,628
                          -----------  -----------  -----------   -----------  -----------
    Net Assets..........  $86,352,058  $43,277,691  $31,036,443   $14,399,383  $22,592,429
                          ===========  ===========  ===========   ===========  ===========
 Outstanding units of
  beneficial interest
  (shares)..............    6,289,664    2,655,987    2,935,146     1,470,128    2,002,657
                          ===========  ===========  ===========   ===========  ===========
 Net asset value--re-
  demption price per
  share.................  $     13.73  $     16.29  $     10.57   $      9.79  $     11.28
                          ===========  ===========  ===========   ===========  ===========
 Maximum Sales Charge...         4.00%        4.00%        3.00%         2.00%        4.00%
                          ===========  ===========  ===========   ===========  ===========
 Maximum Offering Price
  (100%/(100%-
  Maximum Sales Charge)
  of net asset value
  adjusted to nearest
  cent) per share.......  $     14.30  $     16.97  $     10.90   $      9.99  $     11.75
                          ===========  ===========  ===========   ===========  ===========


                       See notes to financial statements.
                                      -19-

AMERICAN PERFORMANCE FUNDS

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996



                                CASH         U.S.                   INTERMEDIATE
                             MANAGEMENT    TREASURY       BOND          BOND
                                FUND         FUND         FUND          FUND
                             -----------  -----------  -----------  ------------

INVESTMENT INCOME:
 Interest income...........  $18,978,452  $10,976,579  $ 2,543,533  $ 4,348,400
 Dividend income from
 affiliates................           --           --       60,059       71,757
                             -----------  -----------  -----------  -----------
    Total Income...........   18,978,452   10,976,579    2,603,592    4,420,157
                             -----------  -----------  -----------  -----------
EXPENSES:
 Investment advisory fees..    1,328,786      801,240      203,382      358,021
 Administration fees.......      664,393      400,620       73,981      130,250
 12b-1 fees................      830,500      500,780       92,476      162,813
 Custodian and accounting
 fees......................      177,309      115,155       26,870       45,603
 Legal and audit fees......       52,349       36,774        9,006       13,556
 Trustees' fees and
 expenses..................       10,680        7,356        1,480        2,506
 Transfer agent fees.......       75,663       44,487       11,514       21,171
 Registration and filing
 fees......................        7,453       10,130        2,793        3,963
 Printing costs............       23,438       55,768        4,903        8,133
 Other.....................        8,417        8,262        1,560        3,206
                             -----------  -----------  -----------  -----------
    Total Expenses.........    3,178,988    1,980,572      427,965      749,222
                             -----------  -----------  -----------  -----------
 Expenses voluntarily
 reduced...................     (830,500)    (500,780)     (73,915)    (130,084)
                             -----------  -----------  -----------  -----------
    Net Expenses...........    2,348,488    1,479,792      354,050      619,138
                             -----------  -----------  -----------  -----------
 Net Investment Income.....   16,629,964    9,496,787    2,249,542    3,801,019
                             -----------  -----------  -----------  -----------
REALIZED/UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains (loss-
 es) on investment transac-
 tions.....................        4,936        2,588     (138,651)       2,959
 Change in unrealized ap-
  preciation (depreciation)
  on investments...........           --           --   (1,023,947)  (1,503,165)
                             -----------  -----------  -----------  -----------
 Net realized/unrealized
 gains (losses) on invest-
 ments.....................        4,936        2,588   (1,162,598)  (1,500,206)
                             -----------  -----------  -----------  -----------
Change in net assets re-
 sulting from operations...  $16,634,900  $ 9,499,375  $ 1,086,944  $ 2,300,813
                             ===========  ===========  ===========  ===========


                       See notes to financial statements.
                                      -20-

AMERICAN PERFORMANCE FUNDS

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996



                                                   INTERMEDIATE  SHORT-
                                       AGGRESSIVE    TAX-FREE     TERM
                            EQUITY       GROWTH        BOND      INCOME     BALANCED
                             FUND         FUND         FUND       FUND        FUND
                          -----------  ----------  ------------ ---------  ----------

INVESTMENT INCOME:
 Interest income........  $        --  $ 117,794    $1,515,748  $ 729,053  $  464,148
 Dividend income........    1,817,716     43,677            --         --     207,903
 Dividend income from
 affiliates.............      148,143    146,285        26,680     25,652      65,063
 Other income...........       14,158         --            --         --          --
                          -----------  ---------    ----------  ---------  ----------
    Total Income........    1,980,017    307,756     1,542,428    754,705     737,114
                          -----------  ---------    ----------  ---------  ----------
EXPENSES:
 Investment advisory
 fees...................      562,323    279,682       159,189     65,313     149,330
 Administration fees....      162,936     81,038        57,869     23,727      40,306
 12b-1 fees.............      203,670    101,297        72,358     29,688      50,449
 Custodian and account-
 ing fees...............       52,057     25,409        27,328      7,887      16,056
 Legal and audit fees...       15,592      8,256         5,542      3,960       4,734
 Organization costs.....           --         --            --      9,676      11,872
 Trustees' fees and
 expenses...............        3,120      1,656         1,114        366         724
 Transfer agent fees....       22,991     18,874        17,815        473       4,929
 Registration and filing
 fees...................        2,744      3,122         2,113      4,378       2,370
 Printing costs.........        7,110      4,094         3,935        932       2,050
 Other..................        3,266      1,560         1,253        550         110
                          -----------  ---------    ----------  ---------  ----------
    Total Expenses......    1,035,809    524,988       348,516    146,950     282,930
                          -----------  ---------    ----------  ---------  ----------
 Expenses voluntarily
 reduced................     (154,982)   (77,088)     (130,274)   (98,563)   (205,833)
                          -----------  ---------    ----------  ---------  ----------
    Net Expenses........      880,827    447,900       218,242     48,387      77,097
                          -----------  ---------    ----------  ---------  ----------
 Net Investment Income
 (loss).................    1,099,190   (140,144)    1,324,186    706,318     660,017
                          -----------  ---------    ----------  ---------  ----------
REALIZED/UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains on
 investment transac-
 tions..................    7,922,697    902,632       126,926     17,326     675,617
 Change in unrealized
appreciation (deprecia-
tion)   on investments..    4,300,120   (341,433)     (356,637)  (219,607)    535,215
                          -----------  ---------    ----------  ---------  ----------
 Net realized/unrealized
  gains (losses) on
  investments...........   12,222,817    561,199      (229,711)  (202,281)  1,210,832
                          -----------  ---------    ----------  ---------  ----------
Change in net assets
 resulting from opera-
 tions..................  $13,322,007  $ 421,055    $1,094,475  $ 504,037  $1,870,849
                          ===========  =========    ==========  =========  ==========

                       See notes to financial statements.
                                      -21-

AMERICAN PERFORMANCE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS



                                       CASH MANAGEMENT FUND           U.S. TREASURY FUND
                                    ----------------------------  ----------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                        1996           1995           1996           1995
                                    -------------  -------------  -------------  -------------

FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
  Net investment income.........    $  16,629,964  $  10,758,462  $   9,496,787  $   9,269,376
  Net realized gains on
  investment transactions.......            4,936         18,203          2,588          1,878
                                    -------------  -------------  -------------  -------------
 Change in net assets
 resulting from opera-
 tions..........................       16,634,900     10,776,665      9,499,375      9,271,254
                                    -------------  -------------  -------------  -------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income.......................      (16,629,964)   (10,758,462)    (9,496,787)    (9,269,376)
  From net realized
   gains........................           (4,771)       (18,093)        (2,588)        (1,860)
  In excess of net real-
   ized gains...................               --             --           (130)            --
                                    -------------  -------------  -------------  -------------
 Change in net assets
 from shareholder
 distributions..................      (16,634,735)   (10,776,555)    (9,499,505)    (9,271,236)
                                    -------------  -------------  -------------  -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued.......................      943,474,078    480,782,449    439,883,580    553,548,126
  Dividends reinvested..........           47,735         50,703         26,913         60,736
  Cost of shares
   redeemed.....................     (762,531,473)  (481,516,467)  (409,510,632)  (532,055,574)
                                    -------------  -------------  -------------  -------------
 Change in net assets
 from share transac-
 tions..........................      180,990,340       (683,315)    30,399,861     21,653,288
                                    -------------  -------------  -------------  -------------
 Change in net assets...........      180,990,505       (683,205)    30,399,731     21,653,306
NET ASSETS:
  Beginning of period...........      194,806,989    195,490,194    187,006,682    165,353,376
                                    -------------  -------------  -------------  -------------
  End of period.................    $ 375,797,494  $ 194,806,989  $ 217,406,413  $ 187,006,682
                                    =============  =============  =============  =============
SHARE TRANSACTIONS:
  Issued........................      943,474,078    480,782,449    439,883,580    553,648,126
  Reinvested....................           47,735         50,703         26,913         60,736
  Redeemed......................     (762,531,473)  (481,516,467)  (409,510,632)  (532,055,574)
                                    -------------  -------------  -------------  -------------
 Change in shares...............      180,990,340       (683,315)    30,399,861     21,653,288
                                    =============  =============  =============  =============

                       See notes to financial statements.
                                      -22-

AMERICAN PERFORMANCE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS



                                           BOND FUND            INTERMEDIATE BOND FUND
                                    -------------------------  --------------------------
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                       1996          1995          1996          1995
                                    -----------  ------------  ------------  ------------

FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
  Net investment income............ $  2,249,542  $  2,092,728  $  3,801,019  $  4,619,424
  Net realized gains
   (losses) on investment
   transactions....................     (138,651)     (381,851)        2,959      (672,657)
  Net change in
   unrealized appreciation
   (depreciation) on
   investments.....................   (1,023,947)      784,355    (1,503,165)      887,285
                                     -----------  ------------  ------------  ------------
 Change in net assets
  resulting from opera-
  tions............................    1,086,944     2,495,232     2,300,813     4,834,052
                                     -----------  ------------  ------------  ------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income..........................   (2,241,663)   (2,092,728)   (3,801,091)   (4,619,424)
  In excess of net real-
   ized gains......................           --      (821,392)           --      (231,121)
  Return of capital................      (7,879)           --            --            --
                                     -----------  ------------  ------------  ------------
 Change in net assets
  from shareholder distri-
  butions..........................   (2,249,542)   (2,914,120)   (3,801,019)   (4,850,545)
                                     -----------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued..........................    8,439,328    13,067,370    11,734,840     9,969,929
  Dividends reinvested.............    1,656,562     2,644,377     1,824,959     2,613,677
  Cost of shares
   redeemed........................  (13,419,791)  (16,256,403)  (23,366,575)  (22,316,730)
                                     -----------  ------------  ------------  ------------
 Change in net assets
  from share transactions..........   (3,323,901)     (544,656)   (9,806,776)   (9,733,124)
                                     -----------  ------------  ------------  ------------
 Change in net assets..............   (4,486,499)     (963,544)  (11,306,982)   (9,749,617)
NET ASSETS:
  Beginning of period..............   37,293,188    38,256,732    74,394,788    84,144,405
                                     -----------  ------------  ------------  ------------
  End of period....................  $32,806,689  $ 37,293,188  $ 63,087,806  $ 74,394,788
                                     ===========  ============  ============  ============
SHARE TRANSACTIONS:
  Issued...........................      910,369     1,424,476     1,150,312       990,022
  Reinvested.......................      177,989       293,503       178,100       259,350
  Redeemed.........................   (1,454,954)   (1,790,949)   (2,275,525)   (2,218,605)
                                     -----------  ------------  ------------  ------------
 Change in shares..................     (366,596)      (72,970)     (947,113)     (969,233)
                                     ===========  ============  ============  ============

                       See notes to financial statements.
                                      -23-

AMERICAN PERFORMANCE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS



                                          EQUITY FUND           AGGRESSIVE GROWTH FUND
                                   --------------------------  -------------------------
                                    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                    AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,
                                       1996          1995         1996          1995
                                   ------------  ------------  -----------  ------------

FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:

  Net investment income
   (loss)........................  $  1,099,190  $  1,237,933  $  (140,144) $   (160,698)
  Net realized gains on
   investment transactions.......     7,922,697     2,417,383      902,632       232,614
  Net change in
   unrealized appreciation
   (depreciation)
   on investments................     4,300,120     8,433,969     (341,433)    8,906,465
                                   ------------  ------------  -----------  ------------
 Change in net assets
  resulting from opera-
  tions..........................    13,322,007    12,089,285      421,055     8,978,381
                                   ------------  ------------  -----------  ------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income........................    (1,099,190)   (1,228,736)          --            --
  In excess of net
   investment income.............       (13,132)           --           --            --
  From net realized
   gains.........................    (3,660,781)   (2,417,383)    (660,090)           --
  In excess of net real-
   ized gains....................            --    (5,706,896)          --            --
                                   ------------  ------------  -----------  ------------
 Change in net assets
  from shareholder distri-
  butions........................    (4,773,103)   (9,353,015)    (660,090)           --
                                   ------------  ------------  -----------  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued........................    14,184,214    22,157,455   14,359,199    14,327,891
  Dividends reinvested...........     4,255,911     8,862,971      656,962
  Cost of shares
   redeemed......................   (17,034,652)  (41,976,682)  (9,507,747)  (10,072,860)
                                   ------------  ------------  -----------  ------------
 Change in net assets
  from share transactions........    (1,405,473)  (10,956,256)   5,508,414     4,255,031
                                   ------------  ------------  -----------  ------------
 Change in net assets............     9,954,377    (8,219,986)   5,269,379    13,233,412
NET ASSETS:
  Beginning of period............    76,397,681    84,617,667   38,008,312    24,774,900
                                   ------------  ------------  -----------  ------------
  End of period..................  $ 86,352,058  $ 76,397,681  $43,277,691  $ 38,008,312
                                   ============  ============  ===========  ============
SHARE TRANSACTIONS:
  Issued.........................     1,049,725     2,041,952      858,255     1,062,740
  Reinvested.....................       330,316       883,043       43,278            --
  Redeemed.......................    (1,288,822)   (3,868,445)    (575,883)     (798,411)
                                   ------------  ------------  -----------  ------------
 Change in shares................        91,219      (943,450)     325,650       264,329
                                   ============  ============  ===========  ============

                       See notes to financial statements.
                                      -24-

AMERICAN PERFORMANCE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS



                                            INTERMEDIATE
                                              TAX-FREE                 SHORT-TERM
                                              BOND FUND                INCOME FUND
                                       ------------------------  ------------------------
                                                                              OCTOBER 19,
                                       YEAR ENDED   YEAR ENDED   YEAR ENDED     1994 TO
                                       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                          1996         1995         1996       1995 (a)
                                       -----------  -----------  -----------  -----------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............    $ 1,324,186  $ 1,387,784  $   706,318  $   615,202
  Net realized gains
   (losses) on investment
   transactions....................        126,926     (155,650)      17,326       (5,632)
  Net change in unrealized
   appreciation (depreciation)
   on investments..................       (356,637)     662,119     (219,607)      48,543
                                       -----------  -----------  -----------  -----------
 Change in net assets
  resulting from operations........      1,094,475    1,894,253      504,037      658,113
                                       -----------  -----------  -----------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
  From net investment
   income..........................     (1,324,186)  (1,387,784)    (706,318)    (615,202)
  From net realized gains..........             --           --      (17,326)          --
  In excess of net realized
   gains...........................             --           --       (6,388)          --
                                       -----------  -----------  -----------  -----------
 Change in net assets from
  shareholder distributions........     (1,324,186)  (1,387,784)    (730,032)    (615,202)
                                       -----------  -----------  -----------  -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued..........................     10,599,186    5,458,181    6,885,605   18,829,185
  Dividends reinvested.............        263,588      277,935      309,680      178,607
  Cost of shares redeemed..........     (7,710,967)  (8,225,269)  (2,798,266)  (8,822,344)
                                       -----------  -----------  -----------  -----------
 Change in net assets from
  share transactions...............      3,151,807   (2,489,153)   4,397,019   10,185,448
                                       -----------  -----------  -----------  -----------
 Change in net assets..............      2,922,096   (1,982,684)   4,171,024   10,228,359
NET ASSETS:
  Beginning of period..............     28,114,347   30,097,031   10,228,359           --
                                       -----------  -----------  -----------  -----------
  End of period....................    $31,036,443  $28,114,347  $14,399,383  $10,228,359
                                       ===========  ===========  ===========  ===========
SHARE TRANSACTIONS:
  Issued...........................        993,632      533,365      693,519    1,897,482
  Reinvested.......................         24,687       27,117       31,150       17,998
  Redeemed.........................       (719,169)    (812,547)    (282,145)    (887,876)
                                       -----------  -----------  -----------  -----------
 Change in shares..................        299,150     (252,065)     442,524    1,027,604
                                       ===========  ===========  ===========  ===========

----------
(a) Period from commencement of operations.

                       See notes to financial statements.
                                      -25-

AMERICAN PERFORMANCE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS



                                                            BALANCED FUND
                                                       ------------------------
                                                                      JUNE 1,
                                                       YEAR ENDED     1995 TO
                                                       AUGUST 31,   AUGUST 31,
                                                          1996       1995 (a)
                                                       -----------  -----------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............................  $   660,017  $    94,263
  Net realized gains (losses) on investment transac-
    tions............................................      675,617       (7,047)
  Net change in unrealized appreciation on invest-
    ments............................................      535,215      707,484
                                                       -----------  -----------
 Change in net assets resulting from operations......    1,870,849      794,700
                                                       -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.........................     (658,319)     (93,764)
  From net realized gains............................     (216,777)          --
                                                       -----------  -----------
 Change in net assets from shareholder distributions.     (875,096)     (93,764)
                                                       -----------  -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued........................    9,567,734   12,216,424
  Dividends reinvested...............................      777,333           --
  Cost of shares redeemed............................   (1,590,246)     (75,505)
                                                       -----------  -----------
 Change in net assets from share transactions........    8,754,821   12,140,919
                                                       -----------  -----------
 Change in net assets................................    9,750,574   12,841,855
NET ASSETS:
  Beginning of period................................   12,841,855           --
                                                       -----------  -----------
  End of period......................................  $22,592,429  $12,841,855
                                                       ===========  ===========
SHARE TRANSACTIONS:
  Issued.............................................      863,012    1,216,749
  Reinvested.........................................       69,985           --
  Redeemed...........................................     (139,704)      (7,385)
                                                       -----------  -----------
 Change in shares....................................      793,293    1,209,364
                                                       ===========  ===========

----------
(a) Period from commencement of operations.

                       See notes to financial statements.
                                      -26-

AMERICAN PERFORMANCE FUNDS
CASH MANAGEMENT FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996


  PRINCIPAL                      SECURITY                       AMORTIZED
   AMOUNT                      DESCRIPTION                         COST
 ----------- -----------------------------------------------   ------------

 BANKERS ACCEPTANCES (2.7%):
 $10,100,000 Bank of Tokyo, Mitsubishi, 5.38%, 10/8/96......   $ 10,044,464
                                                               ------------
  Total Bankers Acceptances                                      10,044,464
                                                               ------------
 CERTIFICATES OF DEPOSIT (25.8%):
 Yankee Certificates of Deposit (25.8%):
   7,000,000 Banca CRT, 5.54%*, 3/10/97.....................      7,000,000
  12,000,000 Banca CRT, 5.68%*, 7/18/97.....................     12,000,000
  20,000,000 IBJ, 5.54%*, 8/5/97............................     20,000,000
  20,000,000 Norinchukin Bank, 5.51%, 12/6/96...............     20,000,000
   8,000,000 Postipankki, Ltd., 5.56%*, 12/30/96............      8,000,000
  10,000,000 Postipankki, Ltd., 5.50%, 6/6/97...............     10,000,000
   7,000,000 Sanwa, New York, 5.61%, 11/14/96...............      7,000,000
  13,000,000 Sanwa, New York, 5.57%*, 2/6/97................     13,000,000
                                                               ------------
  Total Certificates of Deposit                                  97,000,000
                                                               ------------
 COMMERCIAL PAPER (10.3%):
 Business Credit (5.0%):
  19,000,000 Finova Capital Corp., 5.44%, 11/18/96..........     18,778,935
                                                               ------------
 Personal Credit (5.3%):
  20,000,000 Aristar, Inc., 5.42%, 11/15/96.................     19,777,083
                                                               ------------
  Total Commercial Paper                                         38,556,018
                                                               ------------
 MEDIUM TERM NOTES (37.8%):
 Automotive (9.8%):
   6,000,000 American Honda Finance Corp., 5.63%*, 1/27/97..      5,999,274
   5,000,000 American Honda Finance Corp., 5.50%*, 2/7/97...      4,999,245
  10,000,000 American Honda Finance Corp., 5.58%*, 2/7/97...     10,000,000
  16,000,000 General Motors Acceptance Corp., 5.50%*,
              2/23/97.......................................     16,000,000
                                                               ------------
                                                                 36,998,519
                                                               ------------
 Banking (11.2%):
  16,000,000 Bank of Boston Corp., 5.65%*, 1/24/97..........     16,000,000
   7,000,000 Banponce Corp., 5.68%*, 12/18/96...............      7,000,000





  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ----------- ---------------------------------------------------   ------------

 MEDIUM TERM NOTES, CONTINUED:
 Banking, continued:
 $10,000,000 Banponce Corp., 5.25%*, 3/19/97....................   $ 10,000,000
   9,000,000 First Boston, Inc., 5.54%*, 2/11/97................      9,000,000
                                                                   ------------
                                                                     42,000,000
                                                                   ------------
 Business Credit (4.8%):
  18,000,000 Sanwa Business Credit Corp., 5.57%*, 3/4/97........     17,994,290
                                                                   ------------
 Financial Services (10.4%):
  20,000,000 Bear Stearns Cos., Inc., 5.69%*, 1/17/97...........     20,000,000
  19,000,000 Merrill Lynch & Co., Inc., 5.67%*, 1/14/97.........     18,998,560
                                                                   ------------
                                                                     38,998,560
                                                                   ------------
 Security Brokers & Dealers (1.6%):
   6,000,000 Paine Webber Group, Inc., 6.01%*, 2/12/97..........      6,008,507
                                                                   ------------
  Total Medium Term Notes                                           141,999,876
                                                                   ------------
 TIME DEPOSITS (3.9%):
 Banking (3.9%):
   7,775,066 Skandinaviska Enskilda Banken, 5.25%, 9/3/96.......      7,775,066
   7,000,000 Sumitomo Bank, 5.31%, 9/3/96.......................      7,000,000
                                                                   ------------
  Total Time Deposits                                                14,775,066
                                                                   ------------
 VARIABLE RATE NOTES (19.4%):
 Financial Services (5.0%):
   9,000,000 Heller Financial, Inc., 5.58%*, 9/30/96............      9,000,000
   6,000,000 Heller Financial, Inc., 5.58%*, 12/30/96...........      6,000,000
   4,000,000 Heller Financial, Inc., 5.71%*, 12/30/96...........      4,000,000
                                                                   ------------
                                                                     19,000,000
                                                                   ------------
 Life Insurance (5.3%):
  20,000,000 Jackson National Life Insurance Co., 5.52%*,
              9/2/97............................................     20,000,000
                                                                   ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
CASH MANAGEMENT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



  PRINCIPAL            SECURITY             AMORTIZED
   AMOUNT            DESCRIPTION               COST
 ----------- ---------------------------   ------------

 VARIABLE RATE NOTES, CONTINUED:
 Security Brokers & Dealers (9.1%):
 $17,000,000 Goldman Sachs Group LP,
              5.54%*, 4/4/97............   $ 17,000,000
   8,000,000 Lehman Brothers, 5.65%*,
              11/29/96..................      8,000,000
   9,000,000 Lehman Brothers, 5.64%*,
              5/30/97...................      9,000,000
                                           ------------
                                             34,000,000
                                           ------------
  Total Variable Rate Notes                  73,000,000
                                           ------------
  Total (Cost--$375,375,424)(a)            $375,375,424
                                           ============

----------
Percentages indicated are based on net assets of $375,797,494.
(a)  Cost for federal income tax and financial reporting purposes are the same.
 * Variable rate investments. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at August 31, 1996.

                       See notes to financial statements

AMERICAN PERFORMANCE FUNDS
U.S. TREASURY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996



  PRINCIPAL           SECURITY            AMORTIZED
   AMOUNT           DESCRIPTION              COST
 ----------- -------------------------   ------------

 U.S. TREASURY BILLS (34.4%):
 $75,000,000 5.06%, 9/19/96...........   $ 74,810,750
                                         ------------
  Total U.S. Treasury Bills                74,810,750
                                         ------------
  Total Investments, at value              74,810,750
                                         ------------
 REPURCHASE AGREEMENTS (66.0%):
  10,000,000 Bear Stearns, 5.20%,
              9/3/96 (Collateralized
              by $10,118,867 U.S.
              Treasury Notes, 5.13%,
              12/1/98, market value
              $10,207,005)..............   10,000,000
  10,000,000 Dean Witter, 5.18%,
              9/3/96 (Collateralized
              by $10,113,963 U.S.
              Treasury Notes, 5.63%,
              6/1/97, market value
              $10,228,630)..............   10,000,000
  10,000,000 Deutsche Bank, 5.18%,
              9/3/96 (Collateralized
              by $9,948,291 U.S.
              Treasury Notes, 5.50%,
              2/1/99, market value
              $10,225,625)..............   10,000,000
   8,547,141 Merrill Lynch, 5.15%,
              9/3/96 (Collateralized
              by $8,650,036 U.S.
              Treasury Notes, 8.25%,
              7/1/98, market value
              $8,736,197).............      8,547,141




  PRINCIPAL           SECURITY             AMORTIZED
   AMOUNT            DESCRIPTION              COST
 ----------- --------------------------   ------------

 REPURCHASE AGREEMENTS, CONTINUED:
 $10,000,000 Morgan Stanley, 5.20%,
              9/3/96 (Collateralized by
              $9,979,336 U.S. Treasury
              Notes, 10.00%, 5/15/10,
              market value $10,222,848).. $ 10,000,000
  45,000,000 Nomura Securities, 5.21%,
              9/3/96 (Collateralized by
              $45,033,159 U.S. Treasury
              Notes, 5.50%-9.50%,
              4/1/00-5/1/18, market
              value $45,984,979)..........  45,000,000
  50,000,000 Sanwa Bank, 5.23%, 9/3/96
              (Collateralized by
              $50,893,034 U.S. Treasury
              Notes, 8.50%, 2/1/20,
              market value
              $51,048,304).............     50,000,000
                                          ------------
 Total Repurchase Agreements               143,547,141
                                          ------------
 Total (Cost--$218,357,891)(a)            $218,357,891
                                          ============

----------
Percentages indicated are based on net assets of $217,406,387.
(a)  Cost for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996



  SHARES
    OR
 PRINCIPAL                         SECURITY                             MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- --------------------------------------------------------   ----------

 ASSET BACKED SECURITIES (4.7%):
 $ 333,333 Chase Credit Card, 8.75%, 8/15/99.......................   $  334,633
 1,200,000 General Electric Capital Mortgage, 7.30%, 3/25/12.......    1,203,384
                                                                      ----------
  Total Asset Backed Securities                                        1,538,017
                                                                      ----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (10.4%):
 2,000,000 Federal National Mortgage Assoc., 6.00%, 10/25/16.......    1,949,840
 1,433,130 Merrill Lynch Trust, 9.10%, 9/20/14.....................    1,462,710
                                                                      ----------
  Total Collateralized Mortgage Obligations                            3,412,550
                                                                      ----------
 CORPORATE BONDS (46.0%):
 Automotive (4.7%):
 1,050,000 Ford Motor Co., 7.75%, 3/15/05..........................    1,056,563
   500,000 General Motors Corp., 7.70%, 4/15/16....................      483,750
                                                                      ----------
                                                                       1,540,313
                                                                      ----------
 Banking (4.4%):
 1,500,000 BankAmerica Corp., 7.13%, 5/12/05.......................    1,455,000
                                                                      ----------
 Brokerage Services (5.5%):
 1,000,000 Merrill Lynch & Co., 8.00%, 2/1/02......................    1,027,500
   800,000 Smith Barney Holdings, 6.88%, 6/15/05...................      763,000
                                                                      ----------
                                                                       1,790,500
                                                                      ----------
 Computers (1.5%):
   500,000 IBM Corp., 6.38%, 6/15/00...............................      490,000
                                                                      ----------
 Financial Services (10.2%):
 1,000,000 Associates Corp., 7.50%, 4/15/02........................    1,010,000
 1,000,000 CNA Financial Corp., 7.25%, 11/15/23....................      890,000
   500,000 General Electric Capital Corp., 7.50%, 6/15/09..........      502,500
 1,000,000 General Motors Acceptance Corp., 6.63%, 10/1/02.........      962,500
                                                                      ----------
                                                                       3,365,000
                                                                      ----------
 Leasing (6.1%):
 1,000,000 Hertz Corp., 7.38%, 6/15/01.............................    1,006,250
 1,000,000 International Lease Finance, 6.50%, 8/15/99.............      990,000
                                                                      ----------
                                                                       1,996,250
                                                                      ----------
 Office Equipment & Services (3.2%):
 1,000,000 Xerox Corp., 8.13%, 4/15/02.............................    1,042,500
                                                                      ----------



   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------

 CORPORATE BONDS, CONTINUED:
 Retail Stores (3.0%):
 $1,000,000 May Department Stores, 8.38%, 10/1/22, Callable
             10/1/02 @ 104.......................................   $   991,250
                                                                    -----------
 Telecommunications (7.4%):
  1,000,000 Alltel Corp., 3/15/16................................       917,500
  1,500,000 MCI Communications Corp., 7.13%, 1/20/00.............     1,500,000
                                                                    -----------
  Total Corporate Bonds                                              15,088,313
                                                                    -----------
 MEDIUM TERM NOTES (3.1%):
  1,000,000 Beneficial Corp., 7.75%, 3/1/99......................     1,025,000
                                                                    -----------
  Total Medium Term Notes                                             1,025,000
                                                                    -----------
 U.S. GOVERNMENT AGENCIES (31.3%):
 Federal Home Loan Bank:
  2,000,000 8.00%, 9/11/01.......................................     2,086,880
     60,000 7.36%, 7/1/04........................................        60,697
 Federal Home Loan Mortgage Corp.:
    459,914 6.00%, 7/1/99........................................       452,872
  1,345,973 6.50%, 2/1/00........................................     1,331,746
 Federal National Mortgage Assoc.:
     34,767 6.50%, 9/1/02........................................        34,055
    465,178 6.50%, 12/1/02.......................................       455,498
    192,180 6.50%, 1/1/03........................................       188,085
    762,846 6.50%, 2/1/03........................................       746,216
    500,000 8.95%, 2/12/18.......................................       574,880
 Government National Mortgage Assoc.:
     62,062 10.50%, 11/15/15, Pool #268347.......................        68,753
    145,827 11.00%, 2/15/16, Pool #279067........................       162,915
     90,898 9.00%, 1/15/20, Pool #280664.........................        95,755
    114,279 9.00%, 10/15/20, Pool #289412........................       120,207
    287,498 9.00%, 7/15/21, Pool #308511.........................       301,962
    655,403 7.00%, 9/15/23, Pool #347688.........................       624,632
  1,033,667 7.50%, 11/15/23, Pool #354701........................     1,011,950
    991,090 7.50%, 12/15/25, Pool #401510........................       967,799
    927,491 8.00%, 5/15/26, Pool #428480.........................       927,778
     59,882 8.00%, 6/15/26, Pool #426149.........................        59,901
                                                                    -----------
  Total U.S. Government Agencies                                     10,272,581
                                                                    -----------
 U.S. TREASURY BONDS (3.2%):
  1,000,000 7.63%, 2/15/25.......................................     1,046,690
                                                                    -----------
  Total U.S. Treasury Bonds                                           1,046,690
                                                                    -----------


                                   Continued

AMERICAN PERFORMANCE FUNDS
BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 INVESTMENT COMPANIES (0.4%):
  118,543  American Performance Cash Management Fund..............   $   118,543
    7,300  American Performance U.S. Treasury Fund................         7,300
                                                                     -----------
  Total Investment Companies                                             125,843
                                                                     -----------
  Total (Cost--$33,047,018)(a)                                       $32,508,994
                                                                     ===========


----------
Percentages indicated are based on net assets of $32,806,689.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation......................................... $ 206,078
    Unrealized depreciation.........................................  (744,102)
                                                                     ---------
    Net unrealized depreciation..................................... $(538,024)
                                                                     =========

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
INTERMEDIATE BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------

 ASSET BACKED SECURITIES (12.8%):
 $2,949,886 AFC Home Equity Loan Trust, 6.80%, 10/26/96...........   $ 2,903,849
  1,198,675 CoreStates Home Equity Trust, 5.10%, 3/15/09..........     1,165,016
  2,050,000 Ford Motor Credit Corp., 6.50%, 8/15/02...............     2,019,250
  2,000,000 GE Capital Mortgage Services, 6.90%, 2/25/10..........     1,991,800
                                                                     -----------
  Total Asset Backed Securities                                        8,079,915
                                                                     -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (10.1%):
  1,100,000 Federal Home Loan Mortgage Corp., 6.00%, 3/15/05......     1,081,608
  2,000,000 Federal Home Loan Mortgage Corp., 6.50%, 5/15/19......     1,925,520
  1,000,000 Federal Home Loan Mortgage Corp., 8.00%, 9/15/20......       997,620
    500,000 Federal National Mortgage Assoc., 6.00%, 10/25/16.....       487,460
  1,000,000 Federal National Mortgage Assoc., 6.25%, 1/25/20......       961,140
  1,000,000 Nomura Asset Securities Corp., 7.12%, 1/25/26.........       946,280
                                                                     -----------
  Total Collateralized Mortgage Obligations                            6,399,628
                                                                     -----------
 CORPORATE BONDS (36.0%):
 Brokerage Services (6.1%):
    500,000 Bear Stearns Co., 6.75%, 8/15/00......................       491,875
  1,000,000 Bear Stearns Co., 6.75%, 4/15/03......................       962,500
  1,500,000 Merrill Lynch & Co., Inc., 6.64%, 9/19/02.............     1,441,875
  1,000,000 Smith Barney Holdings, 6.63%, 6/1/00..................       985,000
                                                                     -----------
                                                                       3,881,250
                                                                     -----------
 Financial Consumer (3.1%):
  1,000,000 CIT Group Holdings, 6.13%, 9/1/98.....................       991,250
  1,000,000 GMAC, 6.30%, 6/11/98..................................       993,750
                                                                     -----------
                                                                       1,985,000
                                                                     -----------
 Financial Services (11.5%):
  1,500,000 Associates Corp., 6.88%, 1/15/97......................     1,505,445
    500,000 Associates Corp., 7.50%, 4/15/02......................       505,000



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------

 CORPORATE BONDS, CONTINUED:
 Financial Services, continued:
 $2,100,000 CNA Financial Corp., 6.25%, 11/15/03..................   $ 1,950,375
  2,000,000 Commercial Credit Co., 6.38%, 9/15/02.................     1,912,500
    500,000 Dean Witter Discover, 6.75%, 8/15/00..................       494,375
  1,000,000 General Motors Acceptance Corp., 6.63%, 10/1/02.......       962,500
                                                                     -----------
                                                                       7,330,195
                                                                     -----------
 Food Products (3.4%):
  1,000,000 Grand Metropolitan, 8.63%, 8/15/01....................     1,061,250
  1,000,000 McCormick & Co., 8.95%, 7/1/01........................     1,071,250
                                                                     -----------
                                                                       2,132,500
                                                                     -----------
 Industrial Goods & Services (0.8%):
    500,000 American Home Products Co., 6.50%, 10/15/02...........       484,375
                                                                     -----------
 Leasing (6.2%):
  1,000,000 Hertz Corp., 7.38%, 6/15/01...........................     1,006,250
  1,500,000 Hertz Corp., 6.00%, 1/15/03...........................     1,395,000
  1,500,000 International Lease Finance, 6.50%, 8/15/99...........     1,485,000
                                                                     -----------
                                                                       3,886,250
                                                                     -----------
 Office Equipment & Services (1.7%):
  1,000,000 Xerox Corp., 8.13%, 4/15/02...........................     1,042,500
                                                                     -----------
 Telecommunications (1.6%):
    500,000 Alltel Corp., 7.00%, 3/15/16..........................       458,750
    500,000 Comsat Corp., 8.95%, 5/15/01..........................       532,500
                                                                     -----------
                                                                         991,250
                                                                     -----------
 Utility--Electric (1.6%):
  1,000,000 Alabama Power, 6.38%, 8/1/99..........................       987,500
                                                                     -----------
  Total Corporate Bonds                                               22,720,820
                                                                     -----------
 MEDIUM TERM NOTES (1.6%):
  1,000,000 Beneficial Corp., 7.35%, 2/28/97......................     1,006,440
                                                                     -----------
  Total Medium Term Notes                                              1,006,440
                                                                     -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
INTERMEDIATE BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------

 TAXABLE MUNICIPAL BONDS (1.5%):
 Louisiana (1.5%):
 $1,000,000 Orleans Parish, School Board,
             Series A, 6.45%, 2/1/05..............................   $   944,740
                                                                     -----------
  Total Taxable Municipal Bonds                                          944,740
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (31.6%):
 Federal Home Loan Mortgage Corp.:
  4,675,788 6.00%, 7/1/99.........................................     4,604,202
    544,372 8.00%, 7/1/99.........................................       552,707
  2,135,759 6.50%, 2/1/00.........................................     2,113,184
    473,573 7.00%, 10/1/07........................................       467,388
 Federal National Mortgage Assoc.:
    856,667 5.00%, 2/1/09, Pool #266453...........................       776,217
    502,258 7.31%,* 11/1/22, Pool #188965.........................       518,582
    775,479 7.63%,* 11/1/22, Pool #189916.........................       799,713
  1,131,135 8.13%,* 7/1/23, Pool #224951..........................     1,173,552
 Government National Mortgage Assoc.:
     31,840 9.00%, 12/15/04 Pool #284008..........................        33,222
    141,281 9.00%, 1/15/05 Pool #247502...........................       147,417
     81,568 9.00%, 3/15/06 Pool #299211...........................        85,110
    572,320 7.50%, 6/15/07 Pool #329595...........................       575,359
    984,825 6.00%, 1/15/09 Pool #371901...........................       933,062
    216,139 8.00%, 10/20/24, Pool #1884...........................       215,249



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Government National Mortgage Assoc., continued:
 $ 835,949 6.00%, 2/20/26, Pool #2166.............................   $   742,022
    42,139 8.00%, 2/20/26, Pool #2171.............................        41,944
    79,606 8.00%, 3/20/26, Pool #2187.............................        79,239
   389,777 8.00%, 4/20/26, Pool #2205.............................       387,972
 1,751,932 8.00%, 5/20/26, Pool #2219.............................     1,743,751
   988,237 8.00%, 6/15/26, Pool #423563...........................       988,543
 2,964,156 8.00%, 6/15/26, Pool #426149...........................     2,965,075
                                                                     -----------
  Total U.S. Government Agencies                                      19,943,510
                                                                     -----------
 U.S. TREASURY NOTES (4.2%):
   500,000 8.63%, 8/15/97.........................................       512,050
 1,100,000 8.88%, 11/15/97........................................     1,134,496
   500,000 7.25%, 2/15/98.........................................       506,935
   500,000 9.25%, 8/15/98.........................................       526,070
                                                                     -----------
  Total U.S. Treasury Notes                                            2,679,551
                                                                     -----------
 INVESTMENT COMPANIES (4.9%):
 3,075,690 American Performance Cash Management Fund..............     3,075,690
                                                                     -----------
  Total Investment Companies                                           3,075,690
                                                                     -----------
  Total (Cost--$65,882,926)(a)                                       $64,850,294
                                                                     ===========


----------
Percentages indicated are based on net assets of $63,087,806.
   * Variable rate investments. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at August 31, 1996.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation....................................... $   175,220
    Unrealized depreciation.......................................  (1,207,852)
                                                                   -----------
    Net unrealized depreciation................................... $(1,032,632)
                                                                   ===========

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996



                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS (95.8%):
 Aerospace/Defense (1.2%):
  5,700 Boeing Co.................................................   $   515,850
  4,400 United Technologies Corp..................................       496,100
                                                                     -----------
                                                                       1,011,950
                                                                     -----------
 Airlines (1.3%):
 15,600 Delta Air Lines...........................................     1,105,650
                                                                     -----------
 Automobiles (0.1%):
 11,300 General Motors Corp.......................................       562,175
                                                                     -----------
 Automotive Parts (1.9%):
 17,700 Lear Seating Corp. (b)....................................       679,237
 20,700 Magna International, Inc., Class A........................       998,775
                                                                     -----------
                                                                       1,678,012
                                                                     -----------
 Banking (6.1%):
 15,200 Bank of New York Co., Inc.................................       423,700
 15,400 Chase Manhattan Corp......................................     1,145,375
  8,600 Citicorp..................................................       715,950
 23,500 Corestates Financial Corp.................................       972,312
 18,600 First Securities Corp.....................................       506,850
 20,900 Great Western Financial Corp..............................       517,275
  6,300 Mellon Bank Corp..........................................       348,863
  7,000 NationsBank Corp..........................................       595,875
                                                                     -----------
                                                                       5,226,200
                                                                     -----------
 Beverages (3.7%):
 55,200 Coca-Cola Co..............................................     2,760,000
 16,400 PepsiCo, Inc..............................................       471,500
                                                                     -----------
                                                                       3,231,500
                                                                     -----------
 Brokerage Firms (0.4%):
  8,000 Salomon, Inc..............................................       360,000
                                                                     -----------
 Chemicals (5.2%):
 16,000 Dow Chemical Co...........................................     1,276,000
  9,400 E.I. du Pont de Nemours Co................................       771,975
 22,300 Engelhard Corp............................................       454,362
  6,200 W.R. Grace & Co...........................................       406,875
 38,500 Monsanto Co...............................................     1,236,812
  4,500 Olin Corp.................................................       356,625
                                                                     -----------
                                                                       4,502,649
                                                                     -----------
 Computers & Peripherals (3.4%):
 17,200 Cisco Systems, Inc. (b)...................................       907,300
 13,900 IBM Corp..................................................     1,589,812



                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Computers & Peripherals, continued:
 22,400 Komag, Inc. (b)...........................................   $   476,000
                                                                     -----------
                                                                       2,973,112
                                                                     -----------
 Cosmetics (2.0%):
 10,800 Avon Products, Inc........................................       517,050
 19,100 Gillette Co...............................................     1,217,625
                                                                     -----------
                                                                       1,734,675
                                                                     -----------
 Electrical Equipment (2.7%):
 28,000 General Electric Co.......................................     2,327,500
                                                                     -----------
 Electronic & Electrical (2.0%):
 11,400 Avnet, Inc................................................       532,950
 17,800 Raychem Corp..............................................     1,221,525
                                                                     -----------
                                                                       1,754,475
                                                                     -----------
 Entertainment (1.6%):
  7,000 ITT (b)...................................................       372,750
 18,100 Walt Disney Co............................................     1,031,700
                                                                     -----------
                                                                       1,404,450
                                                                     -----------
 Financial Services (3.1%):
 10,000 Dean Witter Discover & Co.................................       500,000
  6,100 Federal Home Loan Mortgage Corp...........................       539,087
  7,300 Household International, Inc..............................       578,525
 18,800 MBNA Corp.................................................       571,050
 11,300 Travelers, Inc............................................       490,137
                                                                     -----------
                                                                       2,678,799
                                                                     -----------
 Food Processing & Packaging (2.0%):
 11,600 CPC International, Inc....................................       798,950
 13,600 Dole Food, Inc............................................       562,700
 15,800 IBP, Inc..................................................       369,325
                                                                     -----------
                                                                       1,730,975
                                                                     -----------
 Forest Products (1.7%):
 13,000 Consolidated Papers, Inc..................................       669,500
 10,600 Kimberly Clark Corp.......................................       830,775
                                                                     -----------
                                                                       1,500,275
                                                                     -----------
 Health Care (1.5%):
 27,000 Johnson & Johnson, Inc....................................     1,329,750
                                                                     -----------
 Insurance (4.8%):
 35,200 Aetna Life & Casualty Co..................................     2,327,600

                                   Continued

AMERICAN PERFORMANCE FUNDS
EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Insurance, continued:
 13,700 Allstate..................................................   $   611,363
 10,100 Cigna Corp................................................     1,172,862
                                                                     -----------
                                                                       4,111,825
                                                                     -----------
 Machinery--Diversified (2.3%):
 37,100 Harnischfeger Industries, Inc.............................     1,400,525
 14,000 Thermo Electron Corp. (b).................................       554,750
                                                                     -----------
                                                                       1,955,275
                                                                     -----------
 Manufacturing--Capital Goods (0.5%):
 10,700 Parker-Hannifin Corp......................................       417,300
                                                                     -----------
 Medical Services (1.1%):
 11,300 Columbia/HCA Healthcare Corp. ............................       637,038
 10,900 HEALTHSOUTH Corp. (b).....................................       352,888
                                                                     -----------
                                                                         989,926
                                                                     -----------
 Medical Supplies (0.6%):
  9,600 Medtronic, Inc............................................       499,200
                                                                     -----------
 Metals & Mining (1.1%):
 10,600 Freeport McMoran, Inc.....................................       364,375
 26,500 Freeport McMoran Resource Partners, L.P. .................       566,437
                                                                     -----------
                                                                         930,812
                                                                     -----------
 Oil--Integrated Companies (6.8%):
  7,800 Amoco Corp................................................       538,200
  2,900 Atlantic Richfield Co.....................................       338,575
  4,400 British Petroleum Co. ....................................       518,100
  9,000 Chevron Corp .............................................       529,875
 19,800 Exxon Corp. ..............................................     1,611,225
 13,000 Mobil Corp. ..............................................     1,465,750
  5,700 Royal Dutch Petroleum Co..................................       851,437
                                                                     -----------
                                                                       5,853,162
                                                                     -----------
 Oil & Gas--Equipment & Services (1.2%):
 12,900 Sonat Offshore Drilling, Inc..............................       704,663
  9,900 Tidewater, Inc............................................       379,912
                                                                     -----------
                                                                       1,084,575
                                                                     -----------
 Oil & Gas Production (2.5%):
 12,500 Consolidated Natural Gas..................................       679,688
 15,200 El Paso Natural Gas.......................................       632,700
 15,400 MCN Corp..................................................       411,950



                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Oil & Gas Production, continued:
 14,600 Ultramar Corp.............................................   $   401,500
                                                                     -----------
                                                                       2,125,838
                                                                     -----------
 Pharmaceuticals (6.8%):
  9,400 American Home Products Corp...............................       556,950
 12,300 Bristol-Myers Squibb Co. .................................     1,079,325
 11,900 Eli Lilly & Co. ..........................................       681,275
 19,300 Merck & Co., Inc. ........................................     1,266,563
 21,400 Pfizer, Inc. .............................................     1,519,400
 14,200 Schering-Plough...........................................       793,425
                                                                     -----------
                                                                       5,896,938
                                                                     -----------
 Publishing (1.2%):
 16,200 McGraw Hill, Inc..........................................       664,200
  9,300 Meredith Corp.............................................       399,900
                                                                     -----------
                                                                       1,064,100
                                                                     -----------
 Retail (3.9%):
 12,300 Barnes & Noble, Inc. (b)..................................       404,363
 24,200 Home Depot, Inc...........................................     1,285,625
 23,400 Sears & Roebuck Co. ......................................     1,029,600
 29,000 Woolworth Corp. (b).......................................       616,250
                                                                     -----------
                                                                       3,335,838
                                                                     -----------
 Semiconductors (1.5%):
 16,300 Intel Corp................................................     1,300,944
                                                                     -----------
 Shoes--Leather (0.4%):
  3,400 Nike, Inc., Class B.......................................       367,200
                                                                     -----------
 Soaps & Cleaning Agents (2.0%):
  4,300 Colgate-Palmolive, Inc. ..................................       349,375
 15,400 Procter & Gamble Co. .....................................     1,368,675
                                                                     -----------
                                                                       1,718,050
                                                                     -----------
 Software & Computer Services (2.5%):
 10,200 Microsoft Corp. (b).......................................     1,249,500
 25,500 Oracle Corp. (b)..........................................       898,875
                                                                     -----------
                                                                       2,148,375
                                                                     -----------
 Steel (2.5%):
 32,100 Timken Co. ...............................................     1,219,800
 34,100 USX--U.S. Steel Group, Inc................................       937,750
                                                                     -----------
                                                                       2,157,550
                                                                     -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
EQUITY FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



                        SECURITY                     MARKET
 SHARES                DESCRIPTION                    VALUE
 ------ ----------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Telecommunications (0.6%):
 21,600 Ericsson L.M. Telephone Co.,
         Class B (b)............................   $   498,150
                                                   -----------
 Tobacco & Tobacco Products (2.5%):
 17,600 Philip Morris Cos., Inc. ...............     1,579,600
 21,000 RJR Nabisco Holdings Corp...............       556,513
                                                   -----------
                                                     2,136,113
                                                   -----------
 Utilities--Electric (5.0%):
 35,900 CalEnergy, Inc. (b).....................     1,085,975
 23,100 CMS Energy Corp. .......................       690,113
 18,000 General Public Utilities Corp...........       567,000
 84,600 Unicom Corp. ...........................     1,945,800
                                                   -----------
                                                     4,288,888
                                                   -----------



                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Utilities--Telecommunications (5.5%):
    33,700 AT&T Corp. ............................................   $ 1,769,250
    10,400 Bellsouth Corp. .......................................       377,000
    17,000 Cincinnati Bell........................................       811,750
    19,200 GTE Corp. .............................................       756,000
    23,900 NYNEX Corp. ...........................................     1,030,688
                                                                     -----------
                                                                       4,744,688
                                                                     -----------
  Total Common Stocks                                                 82,736,894
                                                                     -----------
 INVESTMENT COMPANIES (4.4%):
 3,786,350 American Performance Cash Management Fund..............     3,786,350
                                                                     -----------
  Total Investment Companies                                           3,786,350
                                                                     -----------
  Total (Cost--$70,120,625)(a)                                       $86,523,244
                                                                     ===========

----------
Percentages indicated are based on net assets of $86,352,058.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $19,070. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $17,710,629
    Unrealized depreciation........................................  (1,327,080)
                                                                    -----------
    Net unrealized appreciation.................................... $16,383,549
                                                                    ===========
(b) Represents non-income producing securities.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
AGGRESSIVE GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996



                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS (92.6%):
 Audio/Video Products (3.7%):
 36,295 Harman International......................................   $ 1,592,443
                                                                     -----------
 Automotive Parts (4.2%):
 35,400 Discount Auto Parts, Inc. (b).............................       831,900
 71,300 Keystone Automotive Industries,
         Inc. (b).................................................       980,375
                                                                     -----------
                                                                       1,812,275
                                                                     -----------
 Beverages (1.0%):
 18,600 Canandaigua Wine, Inc. (b)................................       427,800
                                                                     -----------
 Commercial Services (3.2%):
 60,700 Personnel Group America, Inc. (b).........................     1,396,100
                                                                     -----------
 Computers & Peripherals (20.6%):
 58,900 Cisco Systems, Inc. (b)...................................     3,106,975
 53,000 Silicon Graphics, Inc. (b)................................     1,232,250
 44,800 U.S. Robotics Corp. (b)...................................     2,352,000
 46,900 Verifone, Inc. (b)........................................     2,239,475
                                                                     -----------
                                                                       8,930,700
                                                                     -----------
 Entertainment (4.0%):
 46,575 International Family Entertainment,
         Class B (b)..............................................       838,350
 78,700 Lodgenet Entertainment Corp. (b)..........................       875,538
                                                                     -----------
                                                                       1,713,888
                                                                     -----------
 Financial Services (9.3%):
 34,700 The Advanta Corp., Class A................................     1,695,963
 74,700 Money Store, Inc..........................................     1,792,800
 44,084 Resource Bancshare Mortgage Group.........................       540,029
                                                                     -----------
                                                                       4,028,792
                                                                     -----------
 Health Care (4.8%):
 86,300 Matria Healthcare, Inc. (b)...............................       636,462
 41,200 Owen Healthcare, Inc. (b).................................       494,400
 45,800 Sterling Healthcare Group, Inc. (b).......................       950,350
                                                                     -----------
                                                                       2,081,212
                                                                     -----------
 Housing--Manufactured (2.3%):
 76,800 Southern Energy Homes, Inc. (b)...........................       998,400
                                                                     -----------



                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Manufacturing (3.8%):
 47,400 Bacou USA, Inc. (b).......................................   $   817,650
 19,900 Wolverine Tube, Inc. (b)..................................       815,900
                                                                     -----------
                                                                       1,633,550
                                                                     -----------
 Medical--Wholesale Drugs Distribution (3.1%):
 18,100 Cardinal Health, Inc......................................     1,328,088
                                                                     -----------
 Medical Services (5.4%):
 31,100 Fisher Scientific International...........................     1,236,225
 40,600 Occusystems, Inc. (b).....................................     1,126,650
                                                                     -----------
                                                                       2,362,875
                                                                     -----------
 Medical Supplies (1.0%):
 44,300 Isolyser Co., Inc. (b)....................................       420,850
                                                                     -----------
 Pharmaceuticals (1.8%):
 19,100 Forest Labs, Inc. (b).....................................       785,487
                                                                     -----------
 Restaurants (1.4%):
 46,000 Casa Ole Restaurants, Inc. (b)............................       603,750
                                                                     -----------
 Retail (6.1%):
 33,000 The Mens Wearhouse, Inc. (b)..............................       717,750
 19,600 The Finish Line, Class A (b)..............................       617,400
 54,900 Petco Animal Supplies, Inc. (b)...........................     1,317,600
                                                                     -----------
                                                                       2,652,750
                                                                     -----------
 Retail--Department Stores (3.6%):
 38,300 Proffitts, Inc. (b).......................................     1,570,300
                                                                     -----------
 Services (Non-Financial) (7.5%):
 32,600 Envoy Corp. (b)...........................................     1,079,875
 41,150 Paychex, Inc..............................................     2,201,525
                                                                     -----------
                                                                       3,281,400
                                                                     -----------
 Services (Video Tape Rental) (1.5%):
 42,600 Movie Gallery, Inc. (b)...................................       649,650
                                                                     -----------
 Software & Computer Services (2.6%):
 65,100 Network General Corp. (b).................................     1,106,700
                                                                     -----------
 Telecommunication Equipment & Services (1.7%):
 29,400 Cidco, Inc. (b)...........................................       683,550
  1,100 Mastec, Inc. (b)..........................................        32,450
                                                                     -----------
                                                                         716,000
                                                                     -----------
  Total Common Stocks                                                 40,093,010
                                                                     -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
AGGRESSIVE GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 INVESTMENT COMPANIES (7.5%):
 1,939,824 American Performance Cash Management Fund..............   $ 1,939,824
 1,295,068 American Performance U.S. Treasury Fund................     1,295,068
                                                                     -----------
  Total Investment Companies                                           3,234,892
                                                                     -----------
  Total (Cost--$31,248,219)(a)                                       $43,327,902
                                                                     ===========

----------
Percentages indicated are based on net assets of $43,277,691.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


    Unrealized appreciation........................................ $14,888,037
    Unrealized depreciation........................................  (2,808,354)
                                                                    -----------
    Net unrealized appreciation.................................... $12,079,683
                                                                    ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
INTERMEDIATE TAX-FREE BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996


 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------

 MUNICIPAL BONDS (96.5%):
 Alaska (1.6%):
 $500,000  Alaska State Housing Financial Corp., Series A, 6.10%,
           12/1/06................................................   $  505,105
                                                                     ----------
 Arizona (5.0%):
  500,000  Arizona State Transportation Board, Highway Revenue,
            Sub-Series A, 6.10%, 7/1/01...........................      532,150
  500,000  Arizona State Transportation Board, Maricopa County
            Regulatory Area RD-A, Excise Tax Revenue, 5.20%,
            7/1/00, Insured by: AMBAC.............................      511,115
  500,000  Arizona State University Revenue, Series A, 5.80%,
            7/1/07, Callable 7/1/02 @ 101 & 7/1/03 @ 100..........      512,240
                                                                     ----------
                                                                      1,555,505
                                                                     ----------
 California (6.4%):
  200,000  California State Franchise Tax Board Certificate,
            Certificate of Participation Refunding Bond, 6.90%,
            10/1/06...............................................      212,922
  200,000  California State Public Works Board, Department of
            Corrections, State Prison, Series A, 7.25%, 9/1/03....      223,446
  200,000  Contra Costa Water District, Series C, 6.90%, 10/1/03..      220,822
  500,000  Folsom School Facilities Project, Series B, 6.00%,
            8/1/06, Insured by: FGIC..............................      536,680
  300,000  Los Angeles Public Facilities, 5.40%, 8/1/07...........      304,938
  500,000  Southern California Public Power Authority, 5.75%,
            7/1/09, Insured by: MBIA..............................      501,940
                                                                     ----------
                                                                      2,000,748
                                                                     ----------
 Delaware (0.5%):
  155,000  Delaware State Housing Authority, Senior Home Mortgage,
            Series A, 6.90%, 12/1/99, AMT.........................      159,489
                                                                     ----------
 District of Columbia (1.6%):
  500,000  District of Columbia Refunding, Series B-1, 5.20%,
            6/1/04, Insured by: AMBAC.............................      497,250
                                                                     ----------
 Florida (0.7%):
  220,000  Hillsborough County Hospital Authority Refunding, Tampa
            General Hospital Project, 5.75%, 10/1/99..............      228,089
                                                                     ----------
 Illinois (11.1%):
  350,000  Chicago O'Hare International Airport Revenue, 5.60%,
            1/1/07, Callable 1/1/03 @ 102.........................      354,620
  500,000  Chicago Park District Refunding, 5.45%, 1/1/04, Insured
            by: FGIC..............................................      512,100
  500,000  Chicago School Finance Authority, Series A, 5.38%,
            6/1/08, Callable 6/1/03 @ 102.........................      489,730
  400,000  Cook County, Series B, 5.75%, 11/15/07, Callable
            11/15/02 @ 102 and 11/15/04 @ 100.....................      425,452
  155,000  Du Page Community Water Revenue, 6.30%, 5/1/99.........      159,796
  500,000  Illinois Development Finance Authority, Pollution
            Control Revenue, 5.70%, 1/15/09, Insured by: AMBAC....      502,165
  500,000  Illinois Health Facilities Revenue, 5.75%, 11/15/07,
            Callable 11/15/05 @ 102...............................      487,745
  500,000  Illinois State Sales Tax Revenue, Series C, 6.88%,
            6/15/15, Callable 6/15/97 @ 102.......................      521,155
                                                                     ----------
                                                                      3,452,763
                                                                     ----------
 Louisiana (4.3%):
  180,000  Bastrop Industrial Development Board, Pollution Control
            Refunding, International Paper, 6.90%, 3/1/07.........      193,093
  500,000  Louisiana Public Facilities Authority, Hospital
            Revenue, Lady of the Lake, 6.05%, 12/1/08,
            Callable 12/1/01 @ 102 and 12/1/03 @ 100..............      513,870
  400,000  Louisiana Public Facilities Authority, Student Loan
            Series A2, 5.60%, 3/1/97, AMT.........................      403,324


                                   Continued

AMERICAN PERFORMANCE FUNDS
INTERMEDIATE TAX-FREE BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996


 SHARE OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 Louisiana, continued:
 $220,000  Louisiana State Refunding, GO Revenue, Series A,
            7.00%, 8/1/02, Insured by: AMBAC.....................   $   230,261
                                                                    -----------
                                                                      1,364,343
                                                                    -----------
 Michigan (2.2%):
  500,000  Holly, Michigan Area School District GO, 5.30%,
            5/1/09, Callable 5/1/05 @ 101........................       492,890
  165,000  Michigan State Housing Development Authority, Revenue,
            Series A, 6.15%, 6/1/01..............................       169,151
                                                                    -----------
                                                                        662,041
                                                                    -----------
 Minnesota (1.7%):
  550,000  Southern Minnesota Power Agency, Power Supply Revenue,
            5.00%, 1/1/10, Callable 1/1/04 @ 102.................       517,270
                                                                    -----------
 Nevada (5.7%):
  250,000  Clark County, 6.00%, 7/1/06...........................       261,070
  500,000  Las Vegas, Downtown Redevelopment Agency Tax Increment
            Revenue, 5.40%, 6/1/07...............................       494,900
  500,000  Reno Hospital, St. Mary's, 5.25%, 5/15/07.............       492,325
  500,000  Washoe County Airport Authority, Airport Systems
            Improvement Revenue Refunding, Series A, 5.60%,
            7/1/03, Insured by: MBIA.............................       515,400
                                                                    -----------
                                                                      1,763,695
                                                                    -----------
 New Jersey (3.4%):
  500,000  New Jersey State Transportation Fund Authority, Series
            A, 5.20%, 12/15/00, Insured by: AMBAC................       511,335
  500,000  Ocean City, GO, Series A, 6.25%, 10/1/06..............       532,495
                                                                    -----------
                                                                        532,495
                                                                    -----------
 New Mexico (0.4%):
  120,000  New Mexico Mortgage Finance Authority Refunding,
            Single Family Mortgage, Series A-1, 6.30%, 1/1/02....       124,376
                                                                    -----------
 New York (1.8%):
  500,000  Triborough Bridge & Tunnel Authority, 7.00%, 1/1/11,
            Callable 1/1/01 @ 102 & 1/1/03 @ 100.................       555,065
                                                                    -----------
 Ohio (2.6%):
  250,000  Cleveland, Series A, 6.30%, 7/1/05, Callable 7/1/02
            @102, 7/1/03 @ 101 & 7/1/04 @ 100....................       268,423
  500,000  Ohio State Water Development Authority, Revenue
            Refunding & Improvement, Pure Water, 5.75%, 12/1/06,
            Insured by: MBIA.....................................       517,880
                                                                    -----------
                                                                        786,303
                                                                    -----------
 Oklahoma (12.9%):
  540,000  Grand River Dam Revenue Authority, 5.90%, 11/1/08.....       527,461
  500,000  Oklahoma City, GO, 5.60%, 5/1/10......................       501,060
  500,000  Oklahoma State Housing Finance Agency, 5.50%, 11/1/25,
            Mandatory Put 11/1/05 @ 100..........................       501,670
  200,000  Oklahoma State Turnpike Authority, Series A, 6.10%,
            1/1/05...............................................       212,770
  500,000  Tulsa Industrial Authority Hospital Revenue, 5.70%,
            2/15/04..............................................       509,710
  500,000  Tulsa International Airport Revenue, 5.40%, 6/1/03....       514,185
  200,000  Tulsa Public Facilities Authority, 5.80%, 7/1/01......       207,096
  540,000  Tulsa Public Facilities Authority Capital Improvement,
            Series 1988-B, 5.70%, 3/1/05.........................       524,092


                                   Continued

AMERICAN PERFORMANCE FUNDS
INTERMEDIATE TAX-FREE BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996


 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 MUNICIPAL BONDS, CONTINUED:
 Oklahoma, continued:
 $500,000  Tulsa Public Facilities Authority Solid Waste, 5.65%,
            11/1/06..............................................   $   489,375
                                                                    -----------
                                                                      3,987,419
                                                                    -----------
 Pennsylvania (2.4%):
  400,000  Pennsylvania State Health Services Revenue, 5.40%,
            11/15/07, Callable 11/15/06 @ 102....................       398,436
  320,000  Philadelphia Water & Sewer Revenue, 6.88%, 10/1/06,
            Callable 10/1/01 @ 100...............................       343,107
                                                                    -----------
                                                                        741,543
                                                                    -----------
 Rhode Island (4.0%):
  400,000  Rhode Island Depositors Economic Protection Corp.,
            Special Obligations, Series A, 6.38%, 8/1/01.........       428,380
  330,000  Rhode Island Port Authority & Economic Development,
            Airport Revenue, 5.00%, 7/1/06,
            Callable 7/1/03 @ 102................................       320,004
  500,000  Rhode Island State, 6.25%, 5/15/05....................       534,820
                                                                    -----------
                                                                      1,283,204
                                                                    -----------
 South Carolina (1.9%):
  350,000  Georgetown County, Pollution Refunding, International
            Paper Co. Project, Revenue, 6.25%, 6/15/05...........       367,143
  200,000  South Carolina State Education Assistance Authority,
            Student Loan Revenue, 5.90%, 9/1/98, AMT.............       205,036
                                                                    -----------
                                                                        572,179
                                                                    -----------
 South Dakota (2.2%):
  700,000  South Dakota Housing Development Authority Revenue,
            5.70%, 5/1/08, Callable 5/1/06 @ 102.................       697,816
                                                                    -----------
 Texas (13.3%):
  130,000  Baytown Marina Improvements, Series 1992, 6.50%,
            2/1/04, AMT..........................................       137,635
  245,000  Baytown Marina Improvements, Series 1992, 6.60%,
            2/1/05, AMT..........................................       260,058
  250,000  Brownsville Utilities System Revenue, 6.25%, 9/1/07,
            Callable 9/1/02, 03, 04, 05 & 06 @ 100...............       262,600
  500,000  Coastal Bend Health Facilities Development Revenue,
            Series A, 5.60%, 11/15/02, Insured by: AMBAC.........       516,880
  500,000  Dallas Waterworks & Sewer System Revenue, Series A,
            5.50%, 10/1/05.......................................       500,085
  350,000  Fort Worth, 6.25%, 3/1/99.............................       353,220
  400,000  Houston Water & Sewer System Revenue, 6.10%, 12/1/05,
            Callable 12/1/04 @ 100...............................       423,320
  220,000  Montgomery County Hospital District, Series B, 6.30%,
            4/1/04, Callable 4/1/02 @ 102........................       239,389
  365,000  North Central Health Facility Development Hospital,
            Baylor Health Care System, Project A, 6.00%, 5/15/01.       382,075
  525,000  North Harris Montgomery Community College, 5.40%,
            8/15/05, Callable 2/15/03 @ 100......................       534,429
  250,000  Texas State Student Loan, 6.50%, 8/1/07, AMT..........       263,763
  250,000  Texas State Student Loan, 5.75%, 8/1/08, Callable
            8/1/04 @ 100.........................................       248,497
                                                                    -----------
                                                                      4,121,951
                                                                    -----------
 Washington (9.4%):
  250,000  Kitsap County School District #400, GO 6.25%, 12/1/02.       266,857
  500,000  Port Tacoma Revenue Refunding, Series A, 5.50%,
            11/1/04, Insured by: AMBAC...........................       512,295
  500,000  Tacoma Electric System Revenue, 5.70%, 1/1/03, Insured
            by: FGIC.............................................       520,145
  410,000  Washington State, GO, 6.40%, 9/1/03, Callable 9/1/01 @
            101..................................................       440,213
  175,000  Washington State Health Care Facilities Authority,
            Revenue Refunding, Franciscan Health, St. Clara,
            6.20%, 7/1/03........................................       186,186


                                   Continued

AMERICAN PERFORMANCE FUNDS
INTERMEDIATE TAX-FREE BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 MUNICIPAL BONDS, CONTINUED:
 Washington, continued
 $500,000  Washington State Public Power Supply System, Nuclear
            Project #1 Revenue Refunding, Series A, 5.10%,
            7/1/00...............................................   $   502,385
  500,000  Washington State Public Power Supply System, Nuclear
            Project #2, 6.00%, 7/1/07, Callable 7/1/00 @ 100.....       501,610
                                                                    -----------
                                                                      2,929,691
                                                                    -----------
 Wisconsin (1.4%):
  200,000  Green Bay Series A, 5.70%, 4/1/05, Callable 4/1/03 @
            100..................................................       206,632
  225,000  Wisconsin State Housing & Economic Development
            Authority, Housing Revenue, Series D, 6.50%, 5/1/01,
            AMT..................................................       232,731
                                                                    -----------
                                                                        439,363
                                                                    -----------
  Total Municipal Bonds...........................................   29,965,243
                                                                    -----------
 INVESTMENT COMPANIES (2.5%):
  766,870  SEI Institutional Tax Free Fund.......................       766,870
                                                                    -----------
  Total Investment Companies......................................      766,870
                                                                    -----------
  Total (Cost--$30,209,441)(a)....................................  $30,732,113
                                                                    ===========

--------

Percentages indicated are based on net assets of $31,036,443.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


     Unrealized appreciation......................................... $ 635,515
     Unrealized depreciation.........................................  (112,843)
                                                                      ---------
     Net unrealized appreciation..................................... $ 522,672
                                                                      =========

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
FGIC   Financial Guaranty Insurance Company
GO     General Obligation
MBIA   Municipal Bond Insurance Association

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
SHORT-TERM INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 ASSET BACKED SECURITIES (11.6%):
 Financial Services:
  $199,991 AFC Home Equity Loan Trust, 6.80%, 10/26/26............   $   196,871
   500,000 General Electric Capital Mortgage, 7.30%, 3/25/12......       501,410
   500,000 IMC Home Equity Loan, 7.27%, 4/25/11...................       500,400
   470,785 Money Store Trust 96-B, Class A-1......................       472,268
                                                                     -----------
  Total Asset Backed Securities                                        1,670,949
                                                                     -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (12.6%):
   175,000 Contimortgage Home Equity Loan Trust, 6.95%, 7/15/11...       173,797
   495,606 Corestates Home Equity Trust, 5.10%, 3/15/09...........       481,689
 1,000,000 Federal National Mortgage Assoc., 6.00%, 10/25/16......       974,920
   200,000 Nomura Asset Securities Corp., 7.12%, 1/25/26..........       189,256
                                                                     -----------
  Total Collateralized Mortgage Obligations                            1,819,662
                                                                     -----------
 CORPORATE BONDS (9.9%):
 Brokerage Services (1.6%):
   250,000 Smith Barney Holdings, 5.88%,
            2/1/01................................................       237,500
                                                                     -----------
 Financial Services (8.3%):
   215,000 American General Finance, 7.70%, 11/15/97..............       218,328
   135,000 Associates Corp. of North America, 7.50%, 5/15/99......       137,363
   250,000 Commercial Credit, 6.70%, 8/1/99.......................       248,750
   260,000 Ford Motor Credit Corp., 7.25%, 5/15/99................       262,275
   335,000 Merrill Lynch & Co., 6.38%, 3/30/99....................       331,650
                                                                     -----------
  Total Corporate Bonds                                                1,198,366
                                                                     -----------



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (26.8%):
 Federal Home Loan Bank:
 $   45,000 6.36%, 9/19/96........................................   $    45,016
  2,300,000 7.02%, 7/6/99.........................................     2,319,021
 Federal Home Loan Mortgage Corp.:
    459,914 6.00%, 7/1/99.........................................       452,872
    450,512 6.50%, 2/1/00.........................................       445,750
 Federal National Mortgage Assoc.:
    300,000 6.05%, 1/12/98........................................       298,623
 Government National Mortgage Assoc.:
    297,469 8.00%, 6/15/26........................................       297,562
                                                                     -----------
  Total U.S. Government Agencies                                       3,858,844
                                                                     -----------
 U.S. TREASURY NOTES (37.0%):
  2,250,000 6.50%, 11/30/96.......................................     2,255,715
    500,000 5.63%, 6/30/97........................................       499,095
  1,900,000 5.50%, 11/15/98.......................................     1,864,432
    700,000 6.88%, 7/31/99........................................       705,873
                                                                     -----------
  Total U.S. Treasury Notes                                            5,325,115
                                                                     -----------
 INVESTMENT COMPANIES (1.5%):
    210,928 American Performance Cash Management Fund.............       210,928
                                                                     -----------
  Total Investment Companies                                             210,928
                                                                     -----------
  Total (Cost--$14,492,428)(a)                                       $14,321,364
                                                                     ===========

----------

Percentages indicated are based on net assets of $14,399,383.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:


    Unrealized appreciation......................................... $   5,671
    Unrealized depreciation.........................................  (176,735)
                                                                     ---------
    Net unrealized depreciation..................................... $(171,064)
                                                                     =========

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
BALANCED FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1996



 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 ASSET BACKED SECURITIES (2.6%):
 Banking & Financial Services (2.6%):
 $300,000  General Electric Capital Mortgage, Series 1996-HE2,
            Class A-3 7.30%, 3/25/12.............................   $   300,846
  300,000  IMC Home Equity Loan, 7.27%, 4/25/11..................       300,240
                                                                    -----------
  Total Asset Backed Securities                                         601,086
                                                                    -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%):
  297,364  CoreStates Home Equity Trust, 5.10%, 3/15/09..........       289,014
  200,000  Nomura Asset Securities Corp., 7.12%, 1/25/26.........       189,256
                                                                    -----------
  Total Collateralized Mortgage Obligations                             478,270
                                                                    -----------
 COMMON STOCKS (54.8%):
 Airlines (0.9%):
    2,800  Delta Air Lines.......................................       198,450
                                                                    -----------
 Automotive Parts (1.2%):
    2,075  Discount Auto Parts, Inc. (b).........................        48,763
    2,850  Keystone Automotive Industries,
            Inc. (b).............................................        39,188
    3,700  Magna International, Inc., Class A....................       178,524
                                                                    -----------
                                                                        266,475
                                                                    -----------
 Banking (2.7%):
    6,000  CoreStates Financial Corp.............................       248,249
    5,600  First Securities Corp.................................       152,600
    2,500  NationsBank Corp......................................       212,813
                                                                    -----------
                                                                        613,662
                                                                    -----------
 Beverages (1.7%):
    1,125  Canandaigua Wine, Inc. (b)............................        25,875
    7,200  Coca-Cola Co..........................................       360,000
                                                                    -----------
                                                                        385,875
                                                                    -----------
 Chemicals (2.9%):
    3,400  Dow Chemical Co.......................................       271,149
    2,000  E.I. du Pont de Nemours Co............................       164,250
    7,200  Monsanto Co...........................................       231,300
                                                                    -----------
                                                                        666,669
                                                                    -----------
 Commercial Services (0.3%):
    3,500  Personnel Group of America, Inc. (b)..................        80,500
                                                                    -----------



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Computers & Peripherals (3.3%):
   3,450   Cisco Systems, Inc. (b)................................   $   181,987
   1,900   IBM Corp...............................................       217,312
   3,050   Silicon Graphics, Inc. (b).............................        70,913
   2,600   US Robotics Corp. (b)..................................       136,500
   2,725   Verifone, Inc. (b).....................................       130,119
                                                                     -----------
                                                                         736,831
                                                                     -----------
 Computer Software & Services (0.5%):
   1,925   Envoy Corp. (b)........................................        63,766
   3,800   Network General Corp. (b)..............................        64,600
                                                                     -----------
                                                                         128,366
                                                                     -----------
 Electrical Equipment (1.5%):
   4,100   General Electric Co....................................       340,812
                                                                     -----------
 Electronic & Electrical (1.3%):
   2,100   Harman International...................................        92,138
   3,000   Raychem Corp...........................................       205,875
                                                                     -----------
                                                                         298,013
                                                                     -----------
 Entertainment (1.3%):
   2,768   International Family Entertainment, Class B (b)........        49,824
   4,600   Lodgenet Entertainment Corp. (b).......................        51,175
   3,300   Walt Disney Co.........................................       188,100
                                                                     -----------
                                                                         289,099
                                                                     -----------
 Financial Services (1.7%):
   2,025   Advanta Corp., Class A.................................        98,972
   4,350   The Money Store, Inc...................................       104,400
   2,648   Resource Bancshare Mortgage Group......................        32,441
   3,500   Travelers, Inc.........................................       151,812
                                                                     -----------
                                                                         387,625
                                                                     -----------
 Food Processing & Packaging (0.6%):
   2,100   CPC International, Inc.................................       144,638
                                                                     -----------
 Forest Products (0.8%):
   2,200   Kimberly Clark Corp....................................       172,425
                                                                     -----------
 Health Care (1.7%):
   5,400   Johnson & Johnson, Inc.................................       265,949
   5,000   Matria Healthcare, Inc. (b)............................        36,875
   2,500   Owen Healthcare, Inc. (b)..............................        30,000
   2,675   Sterling Healthcare Group, Inc. (b)....................        55,507
                                                                     -----------
                                                                         388,331
                                                                     -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Heavy Machinery--Industrial, Farm, Construction (1.1%):
   6,400   Harnischfeger Industries, Inc..........................   $   241,600
                                                                     -----------
 Insurance (3.1%):
   5,800   Aetna Life & Casualty Co...............................       383,524
   2,700   Allstate Corp..........................................       120,488
   1,700   Cigna Corp.............................................       197,413
                                                                     -----------
                                                                         701,425
                                                                     -----------
 Loan Companies (0.5%):
   1,400   Federal Home Loan Mortgage Corp........................       123,725
                                                                     -----------
 Manufacturing (1.0%):
   2,775   Bacou USA, Inc. (b)....................................        47,869
   3,600   Parker-Hannifin Corp. (b)..............................       140,400
   1,150   Wolverine Tube, Inc. (b)...............................        47,150
                                                                     -----------
                                                                         235,419
                                                                     -----------
 Medical--Wholesale Drug Distribution (0.4%):
   1,100   Cardinal Health, Inc...................................        80,713
                                                                     -----------
 Medical Services (0.3%):
   2,400   Occusystems, Inc. (b)..................................        66,600
                                                                     -----------
 Medical Supplies (0.1%):
   2,625   Isolyser Co., Inc. (b).................................        24,938
                                                                     -----------
 Mobile Homes & Manufactured Housing (0.3%):
   4,475   Southern Energy Homes, Inc. (b)........................        58,175
                                                                     -----------
 Oil--Integrated Companies (3.2%):
   2,400   Chevron Corp. .........................................       141,300
   2,100   Exxon Corp. ...........................................       170,888
   2,000   Mobil Corp.............................................       225,499
   1,300   Royal Dutch Petroleum Co. .............................       194,187
                                                                     -----------
                                                                         731,874
                                                                     -----------
 Oil & Gas Exploration, Production & Services (0.7%):
   2,800   Sonat Offshore Drilling, Inc...........................       152,950
                                                                     -----------
 Pharmaceuticals (3.7%):
   2,300   Bristol-Myers Squibb Co. ..............................       201,825
   1,125   Forest Labs, Inc. (b)..................................        46,266
   3,600   Merck & Co., Inc. .....................................       236,249
   3,100   Pfizer, Inc. ..........................................       220,100
   2,300   Schering-Plough Corp...................................       128,512
                                                                     -----------
                                                                         832,952
                                                                     -----------
 Publishing (0.8%):
   4,400   McGraw Hill Cos., Inc..................................       180,400
                                                                     -----------



 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Restaurants (0.1%):
   2,000   Casa Ole' Restaurants, Inc. (b)........................   $    26,250
                                                                     -----------
 Retail (0.7%):
   3,500   Sears & Roebuck Co. ...................................       154,000
                                                                     -----------
 Retail--Department Stores (0.4%):
   2,225   Proffitts, Inc. (b)....................................        91,225
                                                                     -----------
 Retail--Specialty Stores (1.9%):
   4,900   Home Depot, Inc........................................       260,312
   2,850   The Mens Wearhouse, Inc. (b)...........................        61,988
   3,187   Petco Animal Supplies, Inc. (b)........................        76,488
   1,100   The Finish Line, Class A (b)...........................        34,650
                                                                     -----------
                                                                         433,438
                                                                     -----------
 Scientific Instruments (1.1%):
   1,850   Fisher Scientific International........................        73,538
   4,400   Thermo Electron Corp. (b)..............................       174,350
                                                                     -----------
                                                                         247,888
                                                                     -----------
 Semiconductors (1.1%):
   3,000   Intel Corp.............................................       239,438
                                                                     -----------
 Services (Non-Financial) (0.6%):
   2,400   Paychex, Inc...........................................       128,400
                                                                     -----------
 Services--Video Tape Rental (0.2%):
   2,475   Movie Gallery, Inc. (b)................................        37,744
                                                                     -----------
 Soaps & Cleaning Agents (1.0%):
   2,600   Procter & Gamble Co. ..................................       231,075
                                                                     -----------
 Software & Computer Services (1.0%):
   1,800   Microsoft Corp. (b)....................................       220,500
                                                                     -----------
 Steel (1.8%):
   5,900   Timken Co..............................................       224,200
   6,400   USX-US Steel Group, Inc................................       176,000
                                                                     -----------
                                                                         400,200
                                                                     -----------
 Telecommunications (0.2%):
   1,750   Cidco, Inc. (b)........................................        40,688
     100   Mastec, Inc. (b).......................................         2,950
                                                                     -----------
                                                                          43,638
                                                                     -----------
 Tobacco & Tobacco Products (1.4%):
   2,200   Philip Morris Cos., Inc. ..............................       197,450
   4,100   RJR Nabisco Holdings Corp..............................       108,138
                                                                     -----------
                                                                         305,588
                                                                     -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                AUGUST 31, 1996



 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Utilities--Electric (2.8%):
    6,400  CalEnergy, Inc. (b)...................................   $    193,600
    4,300  CMS Energy Corp. .....................................        128,463
   13,900  Unicom Corp...........................................        319,700
                                                                    ------------
                                                                         641,763
                                                                    ------------
 Utilities--Telecommunications (2.9%):
    4,300  AT&T Corp. ...........................................        225,750
    3,100  Cincinnati Bell.......................................        148,025
    6,600  NYNEX Corp. ..........................................        284,625
                                                                    ------------
                                                                         658,400
                                                                    ------------
  Total Common Stocks                                                 12,388,119
                                                                    ------------
 CORPORATE BONDS (8.2%):
 Banking (2.1%):
 $250,000  BankAmerica Corp., 7.13%, 5/12/05.....................        242,500
  250,000  J.P. Morgan, 6.25%, 12/15/05..........................        230,000
                                                                    ------------
                                                                         472,500
                                                                    ------------
 Brokerage Services (2.1%):
  250,000  Bear Stearns, 6.25%, 8/15/00..........................        245,938
  250,000  Smith Barney Holdings, 6.88%, 6/15/05.................        238,438
                                                                    ------------
                                                                         484,376
                                                                    ------------
 Financial Services (2.9%):
  250,000  Associates Corp., 6.00%, 12/1/02......................        233,750
  250,000  Ford Motor Credit Co., 6.38%, 9/15/99.................        245,938
  200,000  General Motors Acceptance Corp., 6.63%, 10/15/05......        186,750
                                                                    ------------
                                                                         666,438
                                                                    ------------
 Retail Stores (1.1%):
  250,000  Wal-Mart Stores, Inc., 7.25%, 6/1/13..................        238,750
                                                                    ------------
  Total Corporate Bonds                                                1,862,064
                                                                    ------------



 SHARES OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 TAXABLE MUNICIPAL BONDS (0.7%):
 Louisiana (0.7%):
 $  170,000 Orleans Parish, Louisiana School Board, 6.45%,
             2/1/05..............................................   $   160,863
                                                                    -----------
  Total Taxable Municipal Bonds                                         160,863
                                                                    -----------
 U.S. GOVERNMENT AGENCIES (9.8%):
 Federal Home Loan Mortgage Corp.:
    459,914 6.00%, 7/1/99........................................       452,872
    211,351 6.50%, 2/1/00........................................       209,117
 Government National Mortgage Assoc.:
    624,432 7.00%, 1/15/26, Pool #421420.........................       592,648
    178,909 6.00%, 2/20/26, Pool #2166...........................       158,807
    790,589 8.00%, 6/15/26, Pool #423563.........................       790,834
                                                                    -----------
  Total U.S. Government Agencies                                      2,204,278
                                                                    -----------
 U.S. TREASURY BONDS (2.4%):
    625,000 6.25%, 8/15/23.......................................       551,006
                                                                    -----------
  Total U.S. Treasury Bonds                                             551,006
                                                                    -----------
 U.S. TREASURY NOTES (10.6%):
    300,000 6.38%, 6/30/97.......................................       301,191
    500,000 5.38%, 11/30/97......................................       496,085
    300,000 6.13%, 5/15/98.......................................       299,178
    400,000 6.25%, 6/30/98.......................................       399,612
    700,000 6.50%, 4/30/99.......................................       700,084
    200,000 7.75%, 2/15/01.......................................       207,904
                                                                    -----------
  Total U.S. Treasury Notes                                           2,404,054
                                                                    -----------
 INVESTMENT COMPANIES (8.9%):
  1,121,767 American Performance Cash Management Fund............     1,121,767
    892,553 American Performance U.S. Treasury Fund..............       892,553
                                                                    -----------
  Total Investment Companies                                          2,014,320
                                                                    -----------
  Total (Cost--$21,421,361)(a)                                      $22,664,060
                                                                    ===========

----------

Percentages indicated are based on net assets of $22,592,429.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:



    Unrealized appreciation......................................... $1,866,532
    Unrealized depreciation.........................................   (623,833)
                                                                     ----------
    Net unrealized appreciation..................................... $1,242,699
                                                                     ==========

(b) Represents non-income producing securities.

                        See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1996

1.ORGANIZATION:

 The American Performance Funds (the "Funds") were organized on October 1, 1987, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end investment company established as a Massachusetts business trust. The Funds had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares") between the date of organization and the date of commencement of operations.

 The Funds are authorized to issue an unlimited number of shares with a par value of $.00001 per share. The Funds presently offer shares of the Cash Management Fund, the U.S. Treasury Fund, the Bond Fund, the Intermediate Bond Fund, the Equity Fund, the Aggressive Growth Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, and the Balanced Fund (individually referred to as a "Fund"). BancOklahoma Trust Company ("BOTC"), a subsidiary of BancOklahoma Corp., serves as investment adviser to the Cash Management Fund, U.S. Treasury Fund, Bond Fund, Intermediate Bond Fund, Equity Fund, Aggressive Growth Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, and Balanced Fund. AMR Investment Services, Inc. ("AMR") a subsidiary of AMR Corporation, the parent company of American Airlines, Inc., serves as sub-investment adviser to the Cash Management Fund. Bank of Oklahoma, N.A., a subsidiary of BancOklahoma Corp., acts as custodian to the Funds.

 The investment objective of the Cash Management Fund and U.S. Treasury Fund (the "money market funds") is to seek current income with liquidity and stability of principal. The Equity Fund has as its objective to seek growth of capital. The Aggressive Growth Fund seeks long-term capital appreciation. The Balanced Fund seeks current income and, secondarily, long-term capital growth. The Bond Fund's objective is to maximize total return. The Intermediate Bond Fund, Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund seek current income, consistent with the preservation of capital.

2.SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Investments of the money market funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Discount or premium is amortized on a constant basis to the maturity of the security under the amortized cost method. In addition, the money market funds may not a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or
   b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

   Investments in common stocks, corporate bonds, commercial paper, municipal government bonds, and U.S. Government securities of the Bond Fund, Intermediate Bond Fund, Equity Fund, Aggressive Growth Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, and Balanced Fund (collectively, "the variable net asset value funds"), are valued at their market value determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. The

                                   Continued

AMERICAN PERFORMANCE FUNDS

                                AUGUST 31, 1996

   differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

   Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

   REPURCHASE AGREEMENTS:

   Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared daily and paid monthly for the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund. Dividends from net investment income are declared and paid quarterly for the Equity Fund, Aggressive Growth Fund, and Balanced Fund. Net realized capital gains, if any, are declared and distributed at least annually.

   The Funds follow Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital.

                                   Continued

AMERICAN PERFORMANCE FUNDS

                                AUGUST 31, 1996

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of each Fund to qualify, or continue to qualify, as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   ORGANIZATION COSTS:

   All expenses incurred in connection with the Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by each of the Funds. Such expenses are being amortized over a period of two years commencing with the initial public offering.

   OTHER:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets.

3.PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1996 are as follows:



                                                         PURCHASES      SALES
                                                        -----------  -----------
  Bond Fund............................................ $21,641,726  $23,913,474
  Intermediate Bond Fund............................... $81,551,328  $91,586,735
  Equity Fund.......................................... $53,046,127  $56,274,431
  Aggressive Growth Fund............................... $18,202,788  $11,895,323
  Intermediate Tax-Free Bond Fund...................... $ 8,859,236  $ 5,454,582
  Short-Term Income Fund............................... $12,585,037  $ 9,085,085
  Balanced Fund........................................ $20,560,408  $13,341,543


4.RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Funds by BOTC. AMR serves as sub-investment adviser to the Cash Management Fund. Under the terms of the investment advisory agreements, BOTC and AMR are entitled to receive fees based on a percentage of the average net assets of each of the Funds. Bank of Oklahoma, N.A., serves the Funds as custodian.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, whom certain officers of the Funds are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly

                                   Continued

AMERICAN PERFORMANCE FUNDS

                                AUGUST 31, 1996

 by the Funds for serving as officers of the Funds. Fees for administration services are established under terms of the administration contract as a percentage of the average net assets of each of the Funds. BISYS Ohio, serves the Funds as transfer agent and mutual fund accountant.

 The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed .25% of the average daily net asset value of the Funds, and may be used by BISYS to pay banks, including adviser, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the year ended August 31, 1996, BISYS received $166,639 from commissions earned on sales of shares of the Funds' variable net asset value funds, all of which was allowed to affiliated broker/dealers of the Funds.

 From time to time, fees may be voluntarily reduced or reimbursed in order to assist each of the Funds in maintaining competitive expense ratios.

 Information regarding these transactions for the year ended August 31, 1996 is as follows:



                                                               CASH      U.S.
                                                            MANAGEMENT TREASURY
                                                               FUND      FUND
                                                            ---------- --------
  INVESTMENT ADVISORY FEES:
   Annual fee (percentage of average net assets)...........       .40%      .40%
  ADMINISTRATION FEES:
   Annual fee (percentage of average net assets)...........       .20%      .20%
  12B-1 FEES:
   Annual fee before voluntary fee reductions
     (percentage of average net assets)....................       .25%      .25%
   Voluntary fee reductions................................  $830,500  $500,780
  CUSTODIAN FEES:
   Annual fee before voluntary fee reductions
     (percentage of net assets)............................       .03%      .03%
  TRANSFER AGENT AND MUTUAL FUND ACCOUNTANT FEES...........  $153,313  $ 99,549




                                                         INTERMEDIATE
                                                 BOND        BOND      EQUITY
                                                 FUND        FUND       FUND
                                                -------  ------------ --------
  INVESTMENT ADVISORY FEES:
   Annual fee before voluntary fee reductions
     (percentage of average net assets)........     .55%        .55%       .74%
   Voluntary fee reductions.................... $73,915    $130,084   $154,982
  ADMINISTRATION FEES:
   Annual fee (percentage of average net            .20%        .20%       .20%
     assets)...................................
  12B-1 FEES:
   Annual fee (percentage of average net            .25%        .25%       .25%
     assets)...................................
  CUSTODIAN FEES:
   Annual fee before voluntary fee reductions
     (percentage of net assets)................     .03%        .03%       .03%
  TRANSFER AGENT AND MUTUAL FUND ACCOUNTANT
   FEES........................................ $27,287    $ 47,236   $ 50,607



                                   Continued

AMERICAN PERFORMANCE FUNDS

                                AUGUST 31, 1996



                                                             SHORT-
                                     AGGRESSIVE INTERMEDIATE  TERM
                                       GROWTH     TAX-FREE   INCOME   BALANCED
                                        FUND     BOND FUND    FUND      FUND
                                     ---------- ------------ -------  --------
  INVESTMENT ADVISORY FEES:
   Annual fee before voluntary fee
    reductions
    (percentage of average net
    assets).........................      .69%        .55%       .55%      .74%
   Voluntary fee reductions.........  $77,088     $57,916    $65,313  $149,330
  ADMINISTRATION FEES:
   Annual fee before voluntary fee
    reductions
    (percentage of average net
    assets).........................      .20%        .20%       .20%      .20%
  12B-1 FEES:
   Annual fee before voluntary fee
    reductions or credits
    (percentage of average net
    assets).........................      .25%        .25%       .25%      .25%
   Voluntary fee reductions.........              $72,358    $29,688  $ 50,449
  CUSTODIAN FEES:
   Annual fee before voluntary fee
    reductions or credits
    (percentage of net assets)......      .03%        .03%       .03%      .03%
   Voluntary fee reductions.........      --          --     $ 3,562  $  6,054
  TRANSFER AGENT AND MUTUAL FUND
   ACCOUNTANT FEES..................  $32,127     $36,462    $ 4,798  $ 14,931


5.ELIGIBLE DISTRIBUTIONS (UNAUDITED):

 The American Performance Funds designate the following eligible distributions for the dividends received deduction for corporations:



                                                                      AGGRESSIVE
                                                    EQUITY   BALANCED   GROWTH
                                                     FUND      FUND      FUND
                                                  ---------- -------- ----------
  Dividend Income................................ $1,965,859 $272,966  $189,962
  Dividend Income Per Share...................... $    .1787 $  .1363  $    --


6.EXEMPT-INTEREST INCOME DESIGNATION (UNAUDITED):

 The American Performance Funds designate the following exempt-interest dividends from the Intermediate Tax-Free Bond Fund's taxable year ended August 31, 1996:



                                                                    INTERMEDIATE
                                                                      TAX-FREE
                                                                     BOND FUND
                                                                    ------------
  Exempt-interest..................................................  $1,515,748
  Exempt-interest dividends per share..............................  $    .4815


                                   Continued

AMERICAN PERFORMANCE FUNDS

                                AUGUST 31, 1996

 The percentage break-down of the exempt-interest by state for the Intermediate Tax-Free Bond Fund's taxable year ended August 31, 1996 was as follows:


  Alaska.................................................................   2.0%
  Arizona................................................................   5.3%
  California.............................................................   5.7%
  Delaware...............................................................   0.7%
  District of Columbia...................................................   1.7%
  Florida................................................................   0.8%
  Illinois...............................................................  10.0%
  Louisiana..............................................................   5.3%
  Michigan...............................................................   1.9%
  Minnesota..............................................................   0.8%
  Nevada.................................................................   6.3%
  New Jersey.............................................................   3.7%
  New Mexico.............................................................   0.5%
  New York...............................................................   2.1%
  Ohio...................................................................   2.9%
  Oklahoma...............................................................  12.8%
  Pennsylvania...........................................................   1.7%
  Rhode Island...........................................................   4.4%
  South Carolina.........................................................   2.2%
  South Dakota...........................................................   0.9%
  Texas..................................................................  16.9%
  Washington.............................................................  10.1%
  Wisconsin..............................................................   1.3%
                                                                          -----
    Total................................................................ 100.0%


7.FEDERAL INCOME TAXES (UNAUDITED):

 For federal income tax purposes, the following Funds have capital loss carryforwards as of August 31, 1996, which are available to offset future capital gains, if any:



                                                                 AMOUNT  EXPIRES
                                                                -------- -------

  Bond Fund.................................................... $184,630  2003
                                                                 151,972  2004
  Intermediate Bond Fund.......................................  159,446  2003
                                                                 666,485  2004
  Intermediate Tax-Free Bond Fund..............................      200  2001
                                                                   2,887  2002
                                                                  13,731  2003
                                                                  30,079  2004

AMERICAN PERFORMANCE FUNDS

                             FINANCIAL HIGHLIGHTS



                                           CASH MANAGEMENT FUND
                               ------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                               ------------------------------------------------
                                 1996      1995      1994      1993      1992
                               --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                               --------  --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income.......     0.050     0.052     0.030     0.028     0.042
                               --------  --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income.......    (0.050)   (0.052)   (0.030)   (0.028)   (0.042)
                               --------  --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD......................  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                               ========  ========  ========  ========  ========
Total Return.................      5.14%     5.30%     3.08%     2.87%     4.38%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)......................  $375,797  $194,807  $195,490  $167,269  $152,652
 Ratio of expenses to average
  net assets.................      0.71%     0.74%     0.78%     0.78%     0.79%
 Ratio of net investment
  income to average net
  assets.....................      5.01%     5.18%     3.05%     2.80%     4.14%
 Ratio of expenses to average
  net assets*................      0.96%     0.99%     0.98%     0.98%     1.03%
 Ratio of net investment
  income to average net
  assets*....................      4.76%     4.94%     2.85%     2.60%     3.91%

----------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             FINANCIAL HIGHLIGHTS



                                            U.S. TREASURY FUND
                               ------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                               ------------------------------------------------
                                 1996      1995      1994      1993      1992
                               --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                               --------  --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income.......     0.047     0.048     0.028     0.025     0.038
                               --------  --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income.......    (0.047)   (0.048)   (0.028)   (0.025)   (0.038)
                               --------  --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD......................  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                               ========  ========  ========  ========  ========
Total Return.................      4.85%     4.95%     2.87%     2.57%     3.91%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)......................  $217,406  $187,007  $165,353  $169,428  $136,637
 Ratio of expenses to average
  net assets.................      0.74%     0.75%     0.81%     0.81%     0.81%
 Ratio of net investment
  income to average net
  assets.....................      4.74%     4.88%     2.81%     2.51%     3.65%
 Ratio of expenses to average
  net assets*................      0.99%     1.00%     1.01%     1.01%     1.04%
 Ratio of net investment
  income to average net
  assets*....................      4.49%     4.63%     2.61%     2.31%     3.41%

----------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             FINANCIAL HIGHLIGHTS



                                                  BOND FUND
                                   --------------------------------------------
                                            YEAR ENDED AUGUST 31,
                                   --------------------------------------------
                                    1996     1995     1994      1993     1992
                                   -------  -------  -------   -------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD..........................  $  9.29  $  9.36  $ 11.05   $ 10.99  $ 10.57
                                   -------  -------  -------   -------  -------
INVESTMENT ACTIVITIES
 Net investment income...........     0.57     0.56     0.58      0.70     0.76
 Net realized and unrealized
  gains (losses) on investments..    (0.30)    0.15    (0.77)     0.50     0.54
                                   -------  -------  -------   -------  -------
   Total from Investment
    Activities...................     0.27     0.71    (0.19)     1.20     1.30
                                   -------  -------  -------   -------  -------
DISTRIBUTIONS
 Net investment income...........    (0.57)   (0.56)   (0.58)    (0.70)   (0.76)
 Net realized gains..............       --       --    (0.43)    (0.44)   (0.12)
 In excess of net realized gains.       --    (0.22)   (0.49)       --       --
                                   -------  -------  -------   -------  -------
   Total Distributions...........    (0.57)   (0.78)   (1.50)    (1.14)   (0.88)
                                   -------  -------  -------   -------  -------
NET ASSET VALUE, END OF PERIOD...  $  8.99  $  9.29  $  9.36   $ 11.05  $ 10.99
                                   =======  =======  =======   =======  =======
Total Return (excludes sales
 charge).........................     2.84%    8.21%   (1.92)%   11.76%   12.71%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)..........................  $32,807  $37,293  $38,257   $23,554  $42,396
 Ratio of expenses to average net
  assets.........................     0.96%    1.03%    1.05%     1.12%    1.06%
 Ratio of net investment income
  to average net assets..........     6.08%    6.18%    5.72%     6.49%    6.96%
 Ratio of expenses to average net
  assets*........................     1.16%    1.23%    1.25%     1.33%    1.30%
 Ratio of net investment income
  to average net assets*.........     5.88%    5.98%    5.52%     6.28%    6.72%
 Portfolio turnover..............    61.02%  185.48%  122.14%    26.27%   60.84%

----------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             FINANCIAL HIGHLIGHTS



                                           INTERMEDIATE BOND FUND
                                   --------------------------------------------
                                            YEAR ENDED AUGUST 31,
                                   --------------------------------------------
                                    1996     1995     1994      1993     1992
                                   -------  -------  -------   -------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD..........................  $ 10.26  $ 10.23  $ 11.06   $ 10.89  $ 10.45
                                   -------  -------  -------   -------  -------
INVESTMENT ACTIVITIES
 Net investment income...........     0.60     0.61     0.61      0.64     0.71
 Net realized and unrealized
  gains (losses) on investments..    (0.25)    0.06    (0.73)     0.30     0.54
                                   -------  -------  -------   -------  -------
   Total from Investment
    Activities...................     0.35     0.67    (0.12)     0.94     1.25
                                   -------  -------  -------   -------  -------
DISTRIBUTIONS:
 Net investment income...........    (0.60)   (0.61)   (0.61)    (0.64)   (0.71)
 Net realized gains..............       --       --    (0.06)    (0.13)   (0.10)
 In excess of net realized gains.       --    (0.03)   (0.04)       --       --
                                   -------  -------  -------   -------  -------
   Total Distributions...........    (0.60)   (0.64)   (0.71)    (0.77)   (0.81)
                                   -------  -------  -------   -------  -------
NET ASSET VALUE, END OF PERIOD...  $ 10.01  $ 10.26  $ 10.23   $ 11.06  $ 10.89
                                   =======  =======  =======   =======  =======
Total Return (excludes sales
 charge).........................     3.41%    6.81%   (1.14)%    9.04%   12.41%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)..........................  $63,088  $74,395  $84,144   $57,085  $47,523
 Ratio of expenses to average net
  assets.........................     0.95%    0.98%    0.98%     1.02%    1.07%
 Ratio of net investment income
  to average net assets..........     5.84%    6.00%    5.72%     5.95%    6.62%
 Ratio of expenses to average net
  assets*........................     1.15%    1.18%    1.18%     1.24%    1.31%
 Ratio of net investment income
  to average net assets*.........     5.64%    5.80%    5.52%     5.74%    6.39%
 Portfolio turnover..............   129.97%  154.43%   76.30%    47.79%   60.53%

----------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                              FINANCIAL HIGHLIGHTS



                                                 EQUITY FUND
                                   -------------------------------------------
                                            YEAR ENDED AUGUST 31,
                                   -------------------------------------------
                                    1996     1995     1994     1993     1992
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD..........................  $ 12.33  $ 11.85  $ 12.78  $ 11.31  $ 12.13
                                   -------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income...........     0.18     0.20     0.14     0.14     0.17
 Net realized and unrealized
  gains (losses)
  on investments.................     2.04     1.77     0.40     1.56    (0.63)
                                   -------  -------  -------  -------  -------
   Total from Investment
    Activities...................     2.22     1.97     0.54     1.70    (0.46)
                                   -------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income...........    (0.18)   (0.19)   (0.14)   (0.14)   (0.17)
 Net realized gains..............    (0.64)   (0.39)   (1.33)   (0.09)   (0.19)
 In excess of net realized gains.       --    (0.91)      --       --       --
                                   -------  -------  -------  -------  -------
   Total Distributions...........    (0.82)   (1.49)   (1.47)   (0.23)   (0.36)
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD...  $ 13.73  $ 12.33  $ 11.85  $ 12.78  $ 11.31
                                   =======  =======  =======  =======  =======
Total Return (excludes sales
 charge).........................    18.53%   19.74%    4.66%   15.12%   (3.98)%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)..........................  $86,352  $76,398  $84,618  $58,015  $90,890
 Ratio of expenses to average net
  assets.........................     1.08%    1.14%    1.12%    1.16%    1.16%
 Ratio of net investment income
  to average net assets..........     1.35%    1.73%    1.32%    1.09%    1.46%
 Ratio of expenses to average net
  assets*........................     1.27%    1.33%    1.31%    1.36%    1.39%
 Ratio of net investment income
  to
  average net assets*............     1.16%    1.54%    1.13%    0.88%    1.23%
 Portfolio turnover..............    67.46%  100.44%  159.30%   66.54%   51.26%
 Average Commission Rate (a).....  $0.0504       --       --       --       --

--------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             FINANCIAL HIGHLIGHTS



                                   AGGRESSIVE GROWTH FUND
                         ---------------------------------------------------
                                                                 FEBRUARY 3,
                              YEAR ENDED AUGUST 31,                1992 TO
                         -------------------------------------   AUGUST 31,
                          1996      1995      1994      1993      1992 (a)
                         -------   -------   -------   -------   -----------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD......... $ 16.31   $ 11.99   $ 11.96   $  8.37     $ 10.00
                         -------   -------   -------   -------     -------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................   (0.04)    (0.06)    (0.04)    (0.03)       0.03
 Net realized and
  unrealized gains
  (losses) on invest-
  ments.................    0.30      4.38      0.07      3.62       (1.63)
                         -------   -------   -------   -------     -------
   Total from Investment
    Activities..........    0.26      4.32      0.03      3.59       (1.60)
                         -------   -------   -------   -------     -------
DISTRIBUTIONS
 Net investment income..      --        --        --        --       (0.03)
 Net realized gains.....   (0.28)       --        --        --          --
                         -------   -------   -------   -------     -------
   Total Distributions..   (0.28)       --        --        --       (0.03)
                         -------   -------   -------   -------     -------
NET ASSET VALUE, END OF
 PERIOD................. $ 16.29   $ 16.31   $ 11.99   $ 11.96     $  8.37
                         =======   =======   =======   =======     =======
Total Return (excludes
 sales charge)..........    1.77%    36.03%     0.25%    42.89%     (16.02)%(c)
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000).......... $43,278   $38,008   $24,775   $11,012     $11,716
 Ratio of expenses to
  average net assets....    1.11%     1.27%     1.35%     0.62%       0.28%(b)
 Ratio of net investment
  income (loss) to
  average net assets....   (0.35)%   (0.62)%   (0.69)%   (0.24)%      0.58%(b)
 Ratio of expenses to
  average net assets*...    1.30%     1.45%     1.55%     1.64%       1.47%(b)
 Ratio of net investment
  income (loss) to
  average net assets*...   (0.54)%   (0.81)%   (0.89)%   (1.26)%     (0.61)%(b)
 Portfolio turnover.....   32.89%    27.16%    18.76%    59.47%      14.53%
 Average Commission Rate
  (d)................... $0.0665        --        --        --          --

----------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                              FINANCIAL HIGHLIGHTS



                                    INTERMEDIATE TAX-FREE BOND FUND
                               ----------------------------------------------
                                    YEAR ENDED AUGUST 31,
                               ----------------------------------
                                                                    MAY 29,
                                                                    1992 TO
                                                                   AUGUST 31,
                                1996     1995     1994     1993     1992 (a)
                               -------  -------  -------  -------  ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD....................... $ 10.67  $ 10.42  $ 10.77  $ 10.18   $ 10.00
                               -------  -------  -------  -------   -------
INVESTMENT ACTIVITIES
 Net investment income........    0.49     0.51     0.54     0.55      0.13
 Net realized and unrealized
  gains (losses) on invest-
  ments.......................   (0.10)    0.25    (0.35)    0.59      0.18
                               -------  -------  -------  -------   -------
   Total from Investment
    Activities................    0.39     0.76     0.19     1.14      0.31
                               -------  -------  -------  -------   -------
DISTRIBUTIONS
 Net investment income........   (0.49)   (0.51)   (0.54)   (0.55)    (0.13)
                               -------  -------  -------  -------   -------
   Total Distributions........   (0.49)   (0.51)   (0.54)   (0.55)    (0.13)
                               -------  -------  -------  -------   -------
Net Asset Value, End of
 Period....................... $ 10.57  $ 10.67  $ 10.42  $ 10.77   $ 10.18
                               =======  =======  =======  =======   =======
Total Return (excludes sales
 charge)......................    3.68%    7.62%    1.76%   11.56%     3.14%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)....................... $31,036  $28,114  $30,097  $17,415   $ 7,560
 Ratio of expenses to average
  net assets..................    0.75%    0.51%    0.25%    0.25%     0.35%(b)
 Ratio of net investment in-
  come to average net assets..    4.58%    4.99%    5.06%    5.34%     5.28%(b)
 Ratio of expenses to average
  net assets*.................    1.20%    1.24%    1.44%    1.63%     2.03%(b)
 Ratio of net investment in-
  come to average net assets*.    4.13%    4.25%    3.87%    3.96%     3.60%(b)
 Portfolio turnover...........   19.53%    8.35%   14.33%   13.19%    19.33%

----------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.

                       See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             FINANCIAL HIGHLIGHTS



                                SHORT-TERM INCOME FUND       BALANCED FUND
                               ------------------------  ---------------------
                                           OCTOBER 19,               JUNE 1,
                               YEAR ENDED     1994       YEAR ENDED  1995 TO
                               AUGUST 31, TO AUGUST 31,  AUGUST 31, AUGUST 31,
                                  1996      1995 (a)        1996     1995 (a)
                               ---------- -------------  ---------- ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................   $  9.95      $ 10.00      $ 10.62    $ 10.00
                                -------      -------      -------    -------
INVESTMENT ACTIVITIES
 Net investment income.......      0.59         0.52         0.35       0.08
 Net realized and unrealized
  gains (losses) on invest-
  ments......................     (0.14)       (0.05)        0.79       0.62
                                -------      -------      -------    -------
   Total from Investment
    Activities...............      0.45         0.47         1.14       0.70
                                -------      -------      -------    -------
DISTRIBUTIONS
 Net investment income.......     (0.59)       (0.52)       (0.35)     (0.08)
 Net realized gains..........     (0.01)          --        (0.13)        --
 In excess of net realized
  gains......................     (0.01)          --           --         --
                                -------      -------      -------    -------
   Total Distributions.......     (0.61)       (0.52)       (0.48)     (0.08)
                                -------      -------      -------    -------
NET ASSET VALUE, END OF
 PERIOD......................   $  9.79      $  9.95      $ 11.28    $ 10.62
                                =======      =======      =======    =======
Total Return (excludes sales
 charge).....................      4.64%        4.81%(c)    10.87%      6.98%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)......................   $14,399      $10,228      $22,592    $12,842
 Ratio of expenses to average
  net assets.................      0.41%        0.57%(b)     0.38%      0.90%(b)
 Ratio of net investment in-
  come to average net assets.      5.95%        5.96%(b)     3.27%      3.17%(b)
 Ratio of expenses to average
  net assets*................      1.24%        1.47%(b)     1.40%      1.92%(b)
 Ratio of net investment in-
  come to average net
  assets*....................      5.12%        5.06%(b)     2.25%      2.15%(b)
 Portfolio turnover..........     80.98%      212.35%(b)    71.89%     18.68%
 Average Commission Rate (d).        --           --      $0.0792         --

----------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Unannualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


                      See notes to financial statements.

                                    APPENDIX

          The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

     LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

    Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

    Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


         BB Debt is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation. While such debt will likely have same quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.



    Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to
         AA-      time because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

    Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+."


         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

    SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

    Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                                  -Leading market positions in well-established
                                   industries.

                                  -High rates of return on funds employed.

                                  -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                                  -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                  -Well-established access to a range of
                                  financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


    Fitch's description of its three highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

    IBCA's description of its three highest short-term debt ratings:


         A1 Obligations supported by the highest capacity for timely repayment.
            Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a good capacity for timely repayment.

         A3 Obligations supported by a satisfactory capacity for timely payment.


    Short-Term Loan/Municipal Note Ratings
    --------------------------------------

    Moody's description of its two highest short-term loan/municipal note ratings:

    MIG-1/VMIG-1         This designation denotes best quality. There is present
                         strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG-2/VMIG-2         This designation denotes high quality. Margins of
                         protection are ample although not so large as in the preceding group.

    S&P's description of its two highest municipal note ratings:


           SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

           SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic charges over the term of the notes.


    Short-Term Debt Ratings
    -----------------------

    Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

    BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

    The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

    The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

    The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

           TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             REGISTRATION STATEMENT
                                       OF
                           AMERICAN PERFORMANCE FUNDS
                                       ON
                                    FORM N-1A

    PART C.  OTHER INFORMATION

    Item 24.      Financial Statements and Exhibits
                  ---------------------------------

    (a)  Financial Statements:

         Included in Part A:

         --       Financial Highlights.

         Included in Part B:


         --       Independent Auditors' Report dated October 18, 1996.

         --       Statements of Assets and Liabilities as of August 31, 1996
                  (audited).

         -- Statements of Operations for the fiscal year ended August 31, 1996 (audited).

         -- Statements of Changes in Net Assets for the periods or years ended August 31, 1995 and 1996 (audited).

         --       Schedules of Portfolio Investments dated August 31, 1996
                  (audited).

         --       Notes to Financial Statements dated August 31, 1996 (audited).

         -- Financial Highlights for each of the periods or years ended August 31, 1992, August 31, 1993, August 31, 1994, August 31,
                  1995 and August 1996 (audited).



    (b)  Exhibits:

         (1) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to

                  Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (2)(a) Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (2)(b) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (3)      None.

         (4)(a) Article III, Section 4 and 5, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to
                  Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (4)(b) Article 9, Article 10, Section 6 and Article 11 of the Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (4)(c) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (5)(a) Investment Advisory Agreement between Registrant and BancOklahoma Trust Company dated October 1, 1994 is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 11 to the Funds' Registration Statement (filed February 13, 1995).

         (5)(b) Sub-Investment Advisory Agreement between Registrant and AMR Investment Services, Inc. dated October 1, 1994 is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 10 to the Funds' Registration Statement (filed December 28,
                  1994).


         (5)(c) Amended Schedule A to the Investment Advisory Agreement between Registrant and BancOklahoma Trust Company dated October 1, 1994 is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).



         (6)(a) Distribution Agreement between Registrant and The Winsbury Company Limited Partnership is incorporated by reference to
                  Exhibit 6(a) to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).



         (6)(b) Amended Schedules A and B to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated October 1, 1993 are incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).


         (7)      None.

         (8)(a) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).


         (8)(b) Amended Schedule A to Custodian Agreement between Registrant and Bank of Oklahoma, N.A. dated September 5, 1990 is incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

         (9)(a) Management and Administration Agreement between Registrant and The Winsbury Company Limited Partnership dated September 5, 1990, as amended and restated on May 12, 1995 is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31,
                  1995).


         (9)(b) Transfer Agency and Shareholder Service Agreement between Registrant and The Winsbury Service Corporation is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (9)(c) Fund Accounting Agreement between Registrant and The Winsbury Service Corporation is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).



         (9)(d) Amended Schedule A to Transfer Agency and Shareholder Service Agreement between Registrant and The Winsbury Service Corporation dated September 5, 1990 is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

         (9)(e) Amended Schedule A to Fund Accounting Agreement between Registrant and The Winsbury Service Corporation dated September 5, 1990 is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

         (9)(g) Sub-Administration Agreement between The Winsbury Company Limited Partnership and BancOklahoma Trust Company dated May 12, 1995 is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

         (10) Opinion and consent of counsel is incorporated by reference to the 24f-2 opinion and consent of counsel filed on October 29, 1996.


         (11)(a)  Consent of KPMG Peat Marwick LLP is filed herewith.

         (11)(b)  Consent of Ropes & Gray is filed herewith.

         (12)     None.

         (13) Purchase Agreement dated August 3, 1990 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (14)         None.

         (15)(a) Amended and Restated Shareholder Services Plan dated October 1, 1993 is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration Statement (filed December 16, 1993).

         (15)(b) Form of Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (15)(c) Form of Servicing Agreement with Respect to Distribution Assistance and Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).


         (15)(d) Amended Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).


         (16)(a) Performance Calculations Schedules for every Fund except the ShortTerm Income Fund and the Balanced Fund are incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).


         (16)(b) Performance Calculations Schedules for the Short-Term Income Fund and the Balanced Fund are incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31,
                      1995).

         (17)         Financial Data Schedules
                      (a)  U.S. Treasury Fund
                      (b)  Cash Management Fund
                      (c)  Equity Fund
                      (d)  Aggressive Growth Fund
                      (e)  Balanced Fund

                      (f)  Bond Fund
                      (g)  Intermediate Bond Fund
                      (h)  Intermediate Tax-Free Bond Fund
                      (i)  Short-Term Income Fund


    Item 25.       Persons Controlled by or under Common Control with Registrant
                   -------------------------------------------------------------
         There are no persons controlled or under common control with the Registrant.

    Item 26.       Number of Holders of Securities
                   -------------------------------

         As of November 1, 1996 the number of record holders of each series of the Funds were as follows:

         Title of Series                          Number of Record Holders
         ---------------                          ------------------------
        U.S. Treasury Fund                                           10

        Cash Management Fund                                         41

        Equity Fund                                                  41

        Aggressive Growth Fund                                      130

        Bond Fund                                                    26

        Intermediate Bond Fund                                       70

        Intermediate Tax-Free
          Bond Fund                                                 123

        Short-Term Income Fund                                        4

        Balanced Fund                                                 4


    Item 27.      Indemnification
                  ---------------

                  Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    Item 28.      Business and Other Connections of Investment Adviser and
                  --------------------------------------------------------
                  Investment Sub-Adviser
                  ----------------------

                  BancOklahoma Trust Company serves as Registrant's investment adviser. AMR Investment Services, Inc. serves as the sub-investment adviser to the American Performance Cash Management Fund.

                  To the knowledge of Registrant, none of the directors or officers of BancOklahoma Trust Company and AMR Investment Services, Inc. except those set forth below is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of BancOklahoma Trust Company and AMR Investment Services, Inc. who are engaged in any other business, profession, vocation or employment of a substantial nature.


                           BANCOKLAHOMA TRUST COMPANY

Name and Position With       Other
With BancOklahoma            Substantial                    Type of
Trust Company                Occupation                     Business
Sharon J. Bell,  Esq.        Attorney and Managing          Legal; Medicine;
Director                     Partner, Rogers &              Education; Petroleum;
                             Bell, Suite 801, 320           Charitable Organization
                             South Boston Building,
                             Tulsa Oklahoma, 74101.
                             Trustee and General
                             Counsel, Chapman-
                             McFarlin Interests;
                             formerly a Director
                             and President, Red
                             River Oil Company and
                             Tulsa Area United Way.

Philip C. Lauinger, Jr.      Chairman and Chief             Investments; Publishing;
Director                     Executive Officer of           International Affairs
                             Lauinger Publishing
                             Company; previously,
                             Chairman of the Board
                             and Chief Executive
                             Officer of PennWell
                             Publishing Co.;
                             Director, MAPCO, Inc.



Edgar R. Sanditen            Personal Investments           Investments
Director



    Stanley  A. Lybarger   President and Chief              Banking
    Director               Operating Officer,
                           Bank of Oklahoma, N.A.
                           and BOK Financial;
                           previously President
                           of Bank of Oklahoma,
                           Oklahoma City Regional
                           Office and Executive
                           Vice President of Bank
                           of Oklahoma, N.A. with
                           responsibility for
                           corporate banking.

    George  B. Kaiser      Chairman and Chief               Banking; Oil
    Director               Executive Officer,
                           Bank of Oklahoma, N.A.
                           and BOK Financial
                           Corp.; President and
                           Owner, Kaiser-Francis
                           Oil Co.

    H.  James Holloman     None
    President and Director


    Larry W. Brummett      Chairman of the Board,           Natural Gas
    Director               President and Chief
                           Executive Officer of
                           ONEOK, Inc.; formerly
                           Executive Vice
                           President of ONEOK,
                           Inc. and President of
                           Oklahoma Natural Gas
                           Company

    Glenn A. Cox           Retired in December              Oil and Gas
    Director               1991 as President and
                           Chief Operating
                           Officer of Phillips
                           Petroleum Company;
                           Director of Helmerich
                           & Payne, Inc., The
                           Williams Companies,
                           Inc. and Union Texas
                           Petroleum Company.

    Thomas J. Hughes, III  President and Chief              Lumber
    Director               Executive Officer of
                           Hughes Lumber Company.

    Robert J. LaFortune    Self-employed in                 Investments
    Director               investment and
                           management of personal
                           financial holdings;
                           Director of The
                           Williams Companies,
                           Inc.

------------------

    The address of the BancOklahoma Trust Company is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74103.

    The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma
    74103.

    The address of the BancOklahoma Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74103.

                          AMR Investment Services, Inc.
                          -----------------------------



    Name and Position             Other
    With  AMR Investment          Substantial               Type of
    Services, Inc.                Occupation                Business
    --------------                ----------                --------
    Robert L. Crandall            Chairman, President       Airline; Oil Service
    Director and Chairman         and Chief Executive
                                  Officer, AMR
                                  Corporation; Director,
                                  Chairman, and Chief
                                  Executive Officer,
                                  American Airlines,
                                  Inc. Mr. Crandall also
                                  serves as an officer
                                  and/or director of
                                  various subsidiaries
                                  of AMR Corporation.
                                  Director, Halliburton
                                  Company.

    Gerard J. Arpey               Senior Vice President     Airline
    Director and Vice Chairman    and Chief Financial
                                  Officer, AMR
                                  Corporation; Mr. Arpey
                                  also serves as an
                                  officer and/or
                                  director of various
                                  subsidiaries of AMR
                                  Corporation.

    Jeffrey  M. Jackson           Vice President of         Airline
    Vice President and            Corporate Development
    Treasurer                     and Treasurer, AMR
                                  Corporation, (March
                                  1995-present), Vice
                                  President of Corporate
                                  Development, AMR
                                  Corporation. Mr.
                                  Jackson also serves as
                                  an officer and/or
                                  director of various
                                  subsidiaries of AMR
                                  Corporation.


    Charles D. MarLett       Corporate Secretary,           Airline; The Arts
    Secretary                AMR Corporation;
                             Corporate Secretary,
                             American Airlines,
                             Inc. Mr. MarLett also
                             serves as an officer
                             and/or director of
                             various subsidiaries
                             of AMR Corporation.
                             Director, Dallas
                             Summer Musicals.

    Anne H. McNamara         Senior Vice President          Airline; Energy
    Director                 and General Counsel,
                             AMR Corporation;
                             Senior Vice President
                             Administration and
                             General Counsel,
                             American Airlines,
                             Inc. Ms. McNamara also
                             serves as an officer
                             and/or director of
                             various subsidiaries
                             of AMR Corporation;
                             Director, LGE Energy
                             Corp.

    William F. Quinn         President, AMR                 Investment Adviser;
    President                Investment Services,           Credit Union; REIT;
                             Inc.; Chairman and             Airline
                             Director, American
                             Airlines Employees
                             Federal Credit Union;
                             Director, Crescent
                             Real Estate Equities,
                             Inc. Mr. Quinn also
                             serves as an officer
                             and/or director of
                             various subsidiaries
                             of AMR Corporation.
                             Trustee and President,
                             AMR Investment
                             Services Trust,
                             American AAdvantage
                             Funds, American
                             AAdvantage Mileage
                             Funds.

    Nancy A. Eckl          Vice President - Trust           Investment Adviser
    Vice President         Investments (April
                           1995 Present), Vice
                           President Finance and
                           Compliance (February
                           1989-March 1995), AMR
                           Investment Services,
                           Inc.; Vice President,
                           AMR Investment
                           Services Trust,
                           American AAdvantage
                           Funds, American
                           AAdvantage Mileage
                           Funds.


    Michael W. Fields      Vice President - Fixed           Investment Adviser
    Vice President         Income Investments,
                           AMR Investment
                           Services, Inc.; Vice
                           President, AMR
                           Investment Services
                           Trust, American
                           AAdvantage Funds,
                           American AAdvantage
                           Mileage Funds.

    John B. Roberson       Vice President -                 Investment Advisor
    Vice President         Marketing, AMR
                           Investment Services,
                           Inc.; Vice President,
                           AMR Investment
                           Services Trust,
                           American AAdvantage
                           Funds, American
                           AAdvantage Mileage
                           Funds.


    The address of each director or officer of AMR Investment Services, Inc. is 4333 Amon Carter Boulevard, Ft. Worth, Texas 76155.

    Item 29.  Principal Underwriter
              ---------------------

         (a) BISYS Fund Services acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of the following investment companies: The Riverfront Funds, Inc., The Victory Portfolios, The HighMark Group, AmSouth Mutual Funds, The Parkstone Group of Funds, The Sessions Group, the MarketWatch Funds, the

                BB&T Mutual Funds Group, The Coventry Group, Pacific Capital Funds, The ARCH Fund, Inc., M.S.D. & T. Funds, Inc., MMA Praxis Mutual Funds, Summit Investment Trust, Qualivest Funds, the Fountain Square Funds, HSBC Family of Funds, The Infinity Mutual Funds Inc., The Kent Funds, the Parkstone Advantage Funds, Pegasus Funds, the Republic Funds, SBSF Funds Inc., The Time Horizon Funds, and First Choice Funds Trust.



         (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                         Positions and                       Positions and
    Name and Principal                   Offices with                        Offices with
    Business Address                     BISYS Fund Services                 Registrant
    ----------------                     -------------------                 -------------
    BISYS Fund Services, Inc.            Sole General Partner                None
    150 Clove Road
    Little Falls, NJ  07424

    WC Subsidiary Corporation            Sole Limited Partner                None
    150 Clove Road
    Little Falls, NJ 07424

    Each of these corporations is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424.

    Item 30.      Location of Accounts and Records
                  --------------------------------

         (1) BancOklahoma Trust Company, Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser).

         (2) AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft. Worth Airport, Texas 75261- 9003 (records relating to its function as Sub-Investment Adviser).

         (3) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Administrator and Distributor).

         (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Transfer Agent and Fund Accountant).

         (5) Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

         (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Agreement and Declaration of Trust, Bylaws, and Minute Books).


    Item 31.      Management Services
                  -------------------

         N/A.

    Item 32.      Undertakings
                  ------------

         (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement of American Performance Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, as of December 12, 1996.

                                 American Performance Funds
                                 Registrant

                                 * /s/Walter B. Grimm
                                 --------------------------
                                 Walter B. Grimm
                                 President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

    Signature                                           Title                                  Date
    ---------                                           -----                                  ----
                                                        Chairman, President
    */s/Walter B. Grimm                                 and Trustee                            December 12, 1996
    -------------------
        Walter B. Grimm

    */s/Stephen G. Mintos                               Treasurer                              December 12, 1996
    ---------------------
        Stephen G. Mintos

    */s/Michael J. Hall                                 Trustee                                December 12, 1996
    -------------------
        Michael J. Hall

    */s/Perry A. Wimpey                                 Trustee                                December 12, 1996
    -------------------
        Perry A. Wimpey

    */s/I. Edgar Hendrix                                Trustee                                December 12, 1996
    --------------------
      I. Edgar Hendrix

    * By: /s/Alan G. Priest
    --------------------
     Alan G. Priest, As
     Attorney-in-Fact Pursuant
     to Powers of Attorney Filed Herewith.

                                POWER OF ATTORNEY
                                -----------------

          Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

     Dated:  November 12, 1993                       /s/ Walter B. Grimm
             -----------------                       -------------------
                                                     Walter B. Grimm

                                POWER OF ATTORNEY
                                -----------------

         Stephen G. Mintos, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

    Dated:  November 12, 1993                       /s/ Stephen G. Mintos
            -----------------                       ---------------------
                                                     Stephen G. Mintos

                                POWER OF ATTORNEY
                                -----------------

         Michael J. Hall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Charles B. Mathias, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

    Dated: August 7, 1990                            /s/ Michael J. Hall
           --------------                            -------------------
                                                     Michael J. Hall

                                POWER OF ATTORNEY
                                -----------------

         Perry A. Wimpey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Charles B. Mathias, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

    Dated:  July 25, 1990                            /s/ Perry A. Wimpey
            -------------                            -------------------
                                                     Perry A. Wimpey

                                POWER OF ATTORNEY
                                -----------------

         I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

    Dated:  July 25, 1990                            /s/ I. Edgar Hendrix
            -------------                            --------------------
                                                     I. Edgar Hendrix

                                  EXHIBIT INDEX
                                  -------------

    Exhibit
    -------
       No.        Description                                  Page No.
       ---        -----------                                  --------


    (11)(a)       Consent of KPMG Peat Marwick LLP.

    (11)(b)       Consent of Ropes & Gray.

     (27)         Financial Data Schedules
                  (a)      U.S. Treasury Fund
                  (b)      Cash Management Fund
                  (c)      Equity Fund
                  (d)      Aggressive Growth Fund
                  (e)      Balanced Fund
                  (f)      Bond Fund
                  (g)      Intermediate Bond Fund
                  (h)      Intermediate Tax-Free Bond Fund
                  (i)      Short Term Income Fund